CORE ASSET ALLOCATION Series

Gartmore Investor Destinations Aggressive Fund
Gartmore Investor Destinations Moderately Aggressive Fund
Gartmore Investor Destinations Moderate Fund
Gartmore Investor Destinations Moderately Conservative Fund
Gartmore Investor Destinations Conservative Fund

                                                                 [GARTMORE LOGO]

[GRAPHIC OMITTED]

Fund PROSPECTUS

February 28, 2006
(as revised May 1, 2006)
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                                           WWW.GARTMOREFUNDS.COM

CORE ASSET ALLOCATION Series

These asset allocation Funds feature an indexing approach based on specific risk profiles.

FUND AND CLASS                                                                     TICKER
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund Class A                              NDAAX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund Class B                              NDABX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund Class C                              NDACX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund Class R                              GAFRX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund Institutional Class                  GAIDX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Aggressive Fund Service Class                        NDASX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund Class A                   NDMAX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund Class B                   NDMBX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund Class C                   NDMCX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund Class R                   GMARX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund Institutional Class       GMIAX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Aggressive Fund Service Class             NDMSX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund Class A                                NADMX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund Class B                                NBDMX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund Class C                                NCDMX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund Class R                                GMDRX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund Institutional Class                    GMDIX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderate Fund Service Class                          NSDMX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund Class A                 NADCX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund Class B                 NBDCX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund Class C                 NCDCX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund Class R                 GMMRX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund Institutional Class     GMIMX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Moderately Conservative Fund Service Class           NSDCX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund Class A                            NDCAX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund Class B                            NDCBX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund Class C                            NDCCX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund Class R                            GCFRX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund Institutional Class                GIMCX
------------------------------------------------------------------------------------------
Gartmore Investor Destinations Conservative Fund Service Class                      NDCSX
------------------------------------------------------------------------------------------

TABLE OF CONTENTS

    3      SECTION 1: FUND SUMMARIES
              AND PERFORMANCE
           Gartmore Investor Destinations Aggressive Fund
           Gartmore Investor Destinations Moderately
              Aggressive Fund
           Gartmore Investor Destinations Moderate Fund
           Gartmore Investor Destinations Moderately
              Conservative Fund
           Gartmore Investor Destinations Conservative
              Fund

   13      SECTION 2: FUND DETAILS
           Additional Information about Investments,
              Investment Techniques and Risks

   14      SECTION 3: FUND MANAGEMENT
           Investment Adviser and Subadviser
           Portfolio Management

   15      SECTION 4: INVESTING WITH GARTMORE
           Choosing a Share Class
           Sales Charges and Fees
           Contacting Gartmore Funds
           Buying Shares
           Fair Valuation
           Customer Identification Information
           Exchanging Shares
           Automatic Withdrawal Program
           Selling Shares
           Excessive or Short-Term Trading
           Exchange and Redemption Fees

   27      SECTION 5: DISTRIBUTIONS AND TAXES
           Distributions and Capital Gains
           Selling and Exchanging Shares
           Other Tax Jurisdictions
           Tax Status for Retirement Plans and
              Other Tax-Deferred Accounts
           Backup Withholding

   28      SECTION 6: FINANCIAL HIGHLIGHTS

   33      APPENDIX: DESCRIPTION OF UNDERLYING
              INVESTMENTS

                                       GARTMORE CORE ASSET ALLOCATION SERIES | 1

CORE ASSET ALLOCATION Series

INTRODUCTION TO THE CORE ASSET ALLOCATION SERIES

THIS PROSPECTUS PROVIDES INFORMATION ABOUT THE CORE ASSET ALLOCATION SERIES, FIVE FUNDS (THE "FUNDS") OFFERED BY GARTMORE MUTUAL FUNDS (THE "TRUST") THAT ARE DESIGNED TO PROVIDE BROADLY DIVERSIFIED INVESTMENT OPTIONS THAT MAY BE APPROPRIATE FOR A RANGE OF INVESTOR GOALS AND RISKS. EACH FUND IS A "FUND OF FUNDS" THAT INVESTS PRIMARILY IN AFFILIATED INDEX MUTUAL FUNDS (THE"UNDERLYING FUNDS") AND SHORT-TERM INVESTMENTS REPRESENTING A VARIETY OF ASSET CLASSES.

Gartmore Investor Destinations Aggressive Fund
Gartmore Investor Destinations Moderately Aggressive Fund
Gartmore Investor Destinations Moderate Fund
Gartmore Investor Destinations Moderately Conservative Fund
Gartmore Investor Destinations Conservative Fund

THESE FUNDS ARE PRIMARILY INTENDED:

o to help achieve an investor's financial objectives through a professionally developed asset allocation program.

o to provide a solution for investors seeking to maximize long-term total returns at various levels of risk through broad diversification among several asset classes.

To decide which of these Funds is appropriate for your investment program, you should consider your personal investment objective and financial circumstances, the length of time until you need your money and the amount of risk you are comfortable assuming.

A NOTE ABOUT SHARE CLASSES

Each Fund has six different share classes--Class A, Class B, Class C, Class R, Service Class and Institutional Class. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

2 | GARTMORE CORE ASSET ALLOCATION SERIES

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE

INVESTMENT OBJECTIVES

Each Fund seeks to maximize total investment return for a given level of risk.

PRINCIPAL STRATEGIES

The Funds aim to provide diversification across major asset classes--U.S. stocks, international stocks, bonds and short-term investments--by investing in a professionally selected mix of underlying Gartmore mutual funds (each, an "Underlying Fund" or collectively, "Underlying Funds") and short-term investments. The Funds may also invest in unaffiliated mutual funds. Depending on its target risk level, each Fund invests different amounts in these asset classes and Underlying Funds.

The Funds primarily invest in Gartmore-affiliated index funds, representing several asset classes. The index funds invest directly in equity securities, bonds or other securities with a goal of obtaining investment returns that closely track those of the relevant stock or bond index. The Funds also invest in short-term investments.

You could purchase the Underlying Funds and short-term investments directly. However, the Funds offer the added benefits of professional asset allocation and an extra measure of diversification.

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND

The Aggressive Fund pursues its objective primarily by seeking growth of capital. The Aggressive Fund's allocation is heavily weighted toward U.S. and international stock investments, with a small allocation to bonds..

This Fund may be appropriate for investors who:

o     are comfortable with substantial risks

o     have a long investment time horizon

o seek to maximize long-term returns with the ability to accept possible significant short-term or even long-term losses

GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

The Moderately Aggressive Fund pursues its objective primarily by seeking growth of capital, as well as income. The Moderately Aggressive Fund's allocation is significantly weighted toward stock investments, but also includes some bonds and short-term investments to reduce volatility.

This Fund may be appropriate for investors who seek to maximize long-term returns with a tolerance for possible short-term losses.

It may also be appropriate for investors seeking additional diversification.

GARTMORE INVESTOR DESTINATIONS MODERATE FUND

The Moderate Fund pursues its objective by seeking both growth of capital and income. The Moderate Fund's allocation is weighted toward stock investments, but also includes a significant portion in bonds and short-term investments to add income and reduce volatility.

This Fund may be appropriate for investors who:

o     have a lower tolerance for risk than more aggressive investors

o     seek both growth and income

o are willing to accept moderate short-term price fluctuations in exchange for potentially higher returns over time.

GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

The Moderately Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Moderately Conservative Fund's allocation is weighted toward bonds and short-term investments, but also includes a significant portion in stock investments for long-term growth.

This Fund may be appropriate for investors who:

o     have a lower tolerance for risk than more aggressive investors

o     primarily seek income from their investment

o     have a shorter investment time horizon

o are willing to accept some short-term price fluctuations in exchange for potentially higher income and growth

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND

The Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Conservative Fund's allocation is heavily weighted toward bonds and short-term investments, while including some stocks for long-term growth.

This Fund may be appropriate for investors who:

o     have a short investment time horizon

o     have a low tolerance for risk

o     primarily seek income from their investment

      --------------------------------------------------------------------------
      IBBOTSON ASSOCIATES ADVISORS LLC, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation. Ibbotson provides extensive training, client education materials, asset allocation, investment management services and software to help its clients, which include brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors, and investment managers.
      --------------------------------------------------------------------------

                                       GARTMORE CORE ASSET ALLOCATION SERIES | 3

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

Each Fund has a pre-determined target allocation for the chosen asset classes. Although sudden or significant changes in these allocations are not expected, the Funds' portfolio management team monitors each Fund and, if necessary, periodically realigns the Fund's actual allocation with its target.

The Funds' investment adviser, Gartmore Mutual Fund Capital Trust (the "Adviser"), has hired Ibbotson Associates Advisors LLC ("Ibbotson"), an asset allocation consulting firm, to help determine the target allocations for each Fund, to help select the Underlying Funds for each asset class and to recommend allocations to the Underlying Funds within each asset class. However, the Adviser ultimately has sole responsibility for determining each Fund's allocation and its investments in Underlying Funds.

LISTED BELOW ARE THE ASSET CLASSES IN WHICH THE FUNDS MAY INVEST, THE UNDERLYING FUNDS AND OTHER INVESTMENTS CHOSEN FOR EACH ASSET CLASS, AND EACH FUND'S TARGET ALLOCATIONS. THE FUNDS DO NOT NECESSARILY INVEST IN EVERY ASSET CLASS OR ALL OF THE UNDERLYING FUNDS. THE FUNDS MAY ALSO INVEST IN OTHER MUTUAL FUNDS CHOSEN TO COMPLEMENT THE UNDERLYING FUNDS LISTED HERE AND THE ADVISER MAY CHANGE THE SPECIFIED UNDERLYING FUNDS AND SHORT-TERM INVESTMENTS AT ANY TIME. THE TARGET ALLOCATION RANGES LISTED IN THE TABLE ARE REVIEWED PERIODICALLY AND SUBJECT TO CHANGE AT ANY TIME WITHOUT NOTICE. OVER THE SHORT TERM, THE ACTUAL ALLOCATIONS MAY VARY FROM THESE TARGETS.

-----------------------------------------------------------------------------------------------------------
ASSET CLASSES AND
UNDERLYING INVESTMENTS                                         TARGET ALLOCATION RANGES
-----------------------------------------------------------------------------------------------------------
                                                     MODERATELY               MODERATELY
                                       AGGRESSIVE    AGGRESSIVE    MODERATE   CONSERVATIVE    CONSERVATIVE
-----------------------------------------------------------------------------------------------------------
U.S. STOCKS                               60-70%       50-60%       40-50%       25-35%          10-20%

U.S. LARGE CAP

Gartmore S&P 500 Index Fund               35-45%       30-40%       25-35%       15-25%           5-15%

U.S. MID CAP

Gartmore Mid Cap Market Index Fund        10-20%       10-20%       5-15%         5-15%           0-10%

U.S. SMALL CAP

Gartmore Small Cap Index Fund              5-15%        0-10%        0-10%        0-10%           0-10%
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCKS                      25-35%       20-30%       10-20%        5-15%           0-10%

Gartmore International Index Fund         25-35%       20-30%       10-20%        5-15%           0-10%
-----------------------------------------------------------------------------------------------------------
BONDS                                      0-10%       15-25%       30-40%       45-55%          60-70%

Gartmore Bond Index Fund                   0-10%       10-20%       20-30%       30-40%          35-45%

Nationwide Contract                        0-10%        0-10%        5-15%       10-20%          20-30%
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                     0-10%        0-10%        0-10%        5-15%          5-15%

Gartmore Enhanced
   Income Fund                             0-10%        0-10%        0-10%        5-15%          5-15%

Gartmore Money Market Fund                 0-10%        0-10%        0-10%        0-10%          0-10%
-----------------------------------------------------------------------------------------------------------

4 | GARTMORE CORE ASSET ALLOCATION SERIES

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

PRINCIPAL RISKS

None of the Investor Destinations Funds can guarantee that it will achieve its investment objective.

As with any mutual fund, the value of each Fund's investments--and therefore, the value of each Fund's shares--may fluctuate. These changes may occur because of the following risks:

ASSET ALLOCATION RISK

Because the Underlying Funds and short-term investments represent different asset classes, each Investor Destinations Fund is subject to different levels and combinations of risk, depending on that particular Fund's asset allocation.

RISKS ASSOCIATED WITH INDEX FUNDS

Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, they attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since they generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

RISKS ASSOCIATED WITH STOCKS

STOCK MARKET RISK refers to the possibility that an Underlying Fund could lose value if the individual stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o     corporate earnings;

o     production;

o     management;

o     sales; and

o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

MID-CAP AND SMALL-CAP RISK - Investments in medium-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent an Underlying Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

RISKS ASSOCIATED WITH INTERNATIONAL STOCKS

FOREIGN RISK the risk that foreign securities may be more volatile, harder to price, and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

o     political and economic instability,

o     the impact of currency exchange rate fluctuations,

o     reduced information about issuers,

o     higher transaction costs,

o     less stringent regulatory and accounting standards, and

o     delayed settlement

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities and the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

RISKS ASSOCIATED WITH BONDS AND SHORT-TERM INVESTMENTS

INTEREST RATE RISK the risk that the value of debt securities held by an Underlying Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security's price will be to interest rate changes.

CREDIT RISK the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer's financial condition changes, the ratings on the issuer's debt securities may be lowered, which could negatively affect the prices of the securities an Underlying Fund owns. This risk is particularly high for high-yield bonds and lower rated convertible securities.

INFLATION RISK the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from an Underlying Fund.

                                       GARTMORE CORE ASSET ALLOCATION SERIES | 5

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

PERFORMANCE

The bar charts and tables below can help you evaluate for each Fund both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance is not necessarily indicative of how the fund will perform in the future.

ANNUAL TOTAL RETURNS -
AGGRESSIVE FUND CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

                      2001     2002    2003    2004   2005
                    -------  -------  ------  ------  -----
                    -11.42%  -18.37%  31.97%  14.05%  7.89%

BEST QUARTER: 16.73% - 2ND QTR OF 2003
WORST QUARTER: -17.89% - 3RD QTR OF 2002

ANNUAL TOTAL RETURNS -
MODERATELY AGGRESSIVE FUND CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

                      2001     2002    2003    2004   2005
                     ------  -------  ------  ------  -----
                     -8.69%  -14.37%  26.46%  12.22%  7.15%

BEST QUARTER: 13.89% - 2ND QTR OF 2003
WORST QUARTER: -14.39% - 3RD QTR OF 2002

ANNUAL TOTAL RETURNS -
MODERATE FUND CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

                       2001    2002    2003   2004   2005
                      ------  ------  ------  -----  -----
                      -4.89%  -9.47%  20.01%  9.53%  5.50%

BEST QUARTER: 10.62% - 2ND QTR OF 2003
WORST QUARTER: -10.24% - 3RD QTR OF 2002

ANNUAL TOTAL RETURNS -
MODERATELY CONSERVATIVE FUND CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

                      2001    2002    2003   2004   2005
                     ------  ------  ------  -----  -----
                     -1.23%  -4.20%  13.59%  7.18%  4.52%

BEST QUARTER: 7.26% - 2ND QTR OF 2003
WORST QUARTER: -5.83% - 3RD QTR OF 2002

ANNUAL TOTAL RETURNS -
CONSERVATIVE FUND CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

                       2001   2002   2003   2004   2005
                       -----  -----  -----  -----  -----
                       2.20%  0.55%  7.87%  4.80%  3.27%

BEST QUARTER: 4.16% - 2ND QTR OF 2003
WORST QUARTER: -2.09% - 3RD QTR OF 2002

6 | GARTMORE CORE ASSET ALLOCATION SERIES

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

After-tax returns are shown in the tables for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

-----------------------------------------------------------------------------------
AGGRESSIVE FUND
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005
                                                                  SINCE INCEPTION
                                               1 YEAR   5 YEARS   (MAR. 31, 2000)
-----------------------------------------------------------------------------------
Class A shares - Before Taxes                   1.67%    2.04%              -0.37%
-----------------------------------------------------------------------------------
Class A shares -
After Taxes on Distributions                    0.92%    1.67%              -0.37%
-----------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sales of Shares               1.69%    1.60%              -0.15%
-----------------------------------------------------------------------------------
Class B shares - Before Taxes                   2.22%    2.16%               0.18%
-----------------------------------------------------------------------------------
Class C shares - Before Taxes(2,3)              6.23%    2.51%               0.33%
-----------------------------------------------------------------------------------
Class R shares - Before Taxes(3)                7.86%    2.81%               0.58%
-----------------------------------------------------------------------------------
Service Class shares - Before Taxes             7.85%    3.19%               1.00%
-----------------------------------------------------------------------------------
Institutional Class shares - Before Taxes(4)    8.70%    3.33%               1.12%
-----------------------------------------------------------------------------------
Standard & Poor's (S&P) 500 Index(5)            4.91%    0.54%              -1.57%
-----------------------------------------------------------------------------------
Aggressive Fund Composite Index(6)              4.80%    0.87%              -1.11%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
MODERATELY AGGRESSIVE FUND
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005
                                                                  SINCE INCEPTION
                                               1 YEAR   5 YEARS   (MAR. 31, 2000)
-----------------------------------------------------------------------------------
Class A shares - Before Taxes                   1.00%    2.31%               0.82%
-----------------------------------------------------------------------------------
Class A shares - After Taxes
on Distributions                                0.27%    1.83%               0.34%
-----------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sales of Shares               1.11%    1.75%               0.46%
-----------------------------------------------------------------------------------
Class B shares - Before Taxes                   1.39%    2.39%               0.96%
-----------------------------------------------------------------------------------
Class C shares - Before Taxes(2, 3)             5.39%    2.80%               1.17%
-----------------------------------------------------------------------------------
Class R shares - Before Taxes(3)                7.00%    3.01%               1.35%
-----------------------------------------------------------------------------------
Service Class shares - Before Taxes             7.04%    3.42%               1.81%
-----------------------------------------------------------------------------------
Institutional Class shares - Before Taxes(4)    7.54%    3.51%               1.89%
-----------------------------------------------------------------------------------
S&P 500 Index(5)                                4.91%    0.54%              -1.57%
-----------------------------------------------------------------------------------
Moderately Aggressive Fund
Composite Index(7)                              4.50%    1.63%               0.05%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
MODERATE FUND
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005
                                                                  SINCE INCEPTION
                                               1 YEAR   5 YEARS    (MAR. 31, 2000)
-----------------------------------------------------------------------------------
Class A shares - Before Taxes                  -0.54%    2.38%               1.58%
-----------------------------------------------------------------------------------
Class A shares -
After Taxes on Distributions                   -1.33%    1.72%               0.92%
-----------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sales of Shares               0.00%    1.68%               0.98%
-----------------------------------------------------------------------------------
Class B shares - Before Taxes                  -0.30%    2.50%               1.74%
-----------------------------------------------------------------------------------
Class C shares - Before Taxes(2, 3)             3.72%    2.84%               1.88%
-----------------------------------------------------------------------------------
Class R shares - Before Taxes(3)                5.30%    3.10%               2.10%
-----------------------------------------------------------------------------------
Service Class shares - Before Taxes             5.40%    3.53%               2.58%
-----------------------------------------------------------------------------------
Institutional Class shares -
Before Taxes(4)                                 5.89%    3.65%               2.68%
-----------------------------------------------------------------------------------
S&P 500 Index(5)                                4.91%    0.54%              -1.57%
-----------------------------------------------------------------------------------
Moderate Fund Composite Index(8)                4.08%    2.43%               1.40%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
MODERATELY CONSERVATIVE FUND
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005
                                                                  (SINCE INCEPTION
                                               1 YEAR   5 YEARS   (MAR. 31, 2000)
-----------------------------------------------------------------------------------
Class A shares - Before Taxes                  -1.49%    2.57%               2.18%
-----------------------------------------------------------------------------------
Class A shares - After Taxes
on Distributions                               -2.55%    1.65%               1.22%
-----------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sales of Shares              -0.60%    1.68%               1.31%
-----------------------------------------------------------------------------------
Class B shares - Before Taxes                  -1.19%    2.74%               2.42%
-----------------------------------------------------------------------------------
Class C shares - Before Taxes(2, 3)             2.82%    3.10%               2.57%
-----------------------------------------------------------------------------------
Class R shares - Before Taxes(3)                4.55%    3.41%               2.84%
-----------------------------------------------------------------------------------
Service Class shares - Before Taxes             4.40%    3.73%               3.21%
-----------------------------------------------------------------------------------
Institutional Class shares - Before Taxes(4)    5.11%    3.87%               3.34%
-----------------------------------------------------------------------------------
Lehman Brothers (LB) U.S. Aggregate Index(9)    2.43%    5.87%               6.71%
-----------------------------------------------------------------------------------
Moderately Conservative Fund
Composite Index(10)                             3.65%    3.13%               2.66%
-----------------------------------------------------------------------------------

                                       GARTMORE CORE ASSET ALLOCATION SERIES | 7

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

CONSERVATIVE FUND
AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005

                                                               SINCE INCEPTION
                                              1 YEAR  5 YEARS  (MAR. 31, 2000)
-------------------------------------------------------------------------------
Class A shares - Before Taxes                 -2.65%   2.48%              2.51%
-------------------------------------------------------------------------------
Class A shares - After Taxes
   on Distributions                           -3.74%   1.36%              1.36%
-------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sales of Shares             -1.47%   1.47%              1.46%
-------------------------------------------------------------------------------
Class B shares - Before Taxes                 -2.28%   2.63%              2.73%
-------------------------------------------------------------------------------
Class C shares - Before Taxes(2,3)             1.62%   2.96%              2.85%
-------------------------------------------------------------------------------
Class R shares - Before Taxes(3)               3.19%   3.24%              3.10%
-------------------------------------------------------------------------------
Service Class shares - Before Taxes            3.20%   3.63%              3.53%
-------------------------------------------------------------------------------
Institutional Class shares - Before Taxes(4)   3.89%   3.76%              3.65%
-------------------------------------------------------------------------------
LB U.S. Aggregate Index(9)                     2.43%   5.87%              6.71%
-------------------------------------------------------------------------------
Conservative Fund Composite Index(11)          3.24%   3.36%              3.43%

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.

3 Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the previous performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Class R performance has been adjusted to eliminate sales charges that do not apply to that class, but has not been adjusted to reflect its lower expenses.

4 Returns before the first offering of Institutional Class shares (12/29/04) are based on the previous performance of Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.

5 The S&P 500(R) Index, the Fund's primary index, is an unmanaged market capitalization- weighted index of 500 stocks of large-cap U.S. companies that gives a broad look at how the stock prices of those companies have performed. The Index returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

6 The Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Aggressive Fund Composite Index is a combination of the S&P 500 Index (95%) and the Lehman Brothers U.S. Aggregate Index (5%). The Index returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

7 The Moderately Aggressive Fund Composite Index is unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderately Aggressive Fund Composite Index is a combination of the S&P 500 Index (80%), the Lehman Brothers U.S. Aggregate Index (15%), and the Citigroup 3-Month T-Bill Index (5%). The Index returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

8 The Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderate Fund Composite Index is a combination of the S&P 500 Index (60%), the Lehman Brothers U.S. Aggregate Index (25%) and the Citigroup 3-Month T-Bill Index (15%). The Index returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

9 The Lehman Brothers U.S. Aggregate Index, the Fund's primary index, is an unmanaged market value-weighted index of investment-grade, fixed rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities with maturity of one year or more) that is generally representative of the bond market as a whole. The Index returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

10 The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderately Conservative Fund Composite Index is a combination of the Lehman Brothers U.S. Aggregate Index (35%), the Citigroup 3-Month T-Bill Index (25%) and the S&P 500 Index (40%). The Index returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

11 The Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Conservative Composite Index is a combination of the Citigroup 3-Month T-Bill Index (45%), the Lehman Brothers U.S. Aggregate Index (35%) and the S&P 500 Index (20%). The Index returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

8 | GARTMORE CORE ASSET ALLOCATION SERIES

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

FEES AND EXPENSES

These tables describe the direct fees and expenses you may pay if you buy and hold shares of the Funds, depending on the share class you select. These tables also reflect the proportion of the Underlying Funds' expenses you may pay indirectly through ownership of shares of the Funds. See Section 2, Fund Details for more information.

AGGRESSIVE FUND

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                        SERVICE CLASS  INSTITUTIONAL
FROM YOUR INVESTMENT)(1)               CLASS A SHARES  CLASS B SHARES  CLASS C SHARES  CLASS R SHARES  SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                        5.75%(2)        None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                     None(3)         5.00%(4)        1.00%(5)        None            None           None
------------------------------------------------------------------------------------------------------------------------------------

DIRECT ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE                                                                                     SERVICE CLASS  INSTITUTIONAL
DEDUCTED FROM FUND ASSETS)             CLASS A SHARES  CLASS B SHARES  CLASS C SHARES  CLASS R SHARES  SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                               0.13%           0.13%           0.13%           0.13%           0.13%          0.13%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees (paid from Fund assets to cover
the cost of sales, promotions and
other distribution activities,
as well as certain shareholder
servicing costs)                       0.25%           1.00%           1.00%           0.40%(6)        0.25%          None
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                      0.10%           0.08%           0.08%           0.28%           0.23%          0.08%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND
OPERATING EXPENSES(8)                  0.48%           1.21%           1.21%           0.81%           0.61%          0.21%
------------------------------------------------------------------------------------------------------------------------------------
INDIRECT ANNUAL UNDERLYING
FUND EXPENSES(9)                       0.29%           0.29%           0.29%           0.29%           0.29%          0.29%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND INDIRECT
ANNUAL EXPENSES                        0.77%           1.50%           1.50%           1.10%           0.90%          0.50%
------------------------------------------------------------------------------------------------------------------------------------

MODERATELY AGGRESSIVE FUND

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                        SERVICE CLASS  INSTITUTIONAL
FROM YOUR INVESTMENT)(1)               CLASS A SHARES  CLASS B SHARES  CLASS C SHARES  CLASS R SHARES  SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                        5.75%(2)        None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                     None(3)         5.00%(4)        1.00%(5)        None            None           None
------------------------------------------------------------------------------------------------------------------------------------

DIRECT ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE                                                                                     SERVICE CLASS  INSTITUTIONAL
DEDUCTED FROM FUND ASSETS)             CLASS A SHARES   CLASS B SHARES  CLASS C SHARES  CLASS R SHARES SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                               0.13%           0.13%           0.13%           0.13%           0.13%          0.13%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees (paid from Fund assets to cover
the cost of sales, promotions and
other distribution activities,
as well as certain shareholder
servicing costs)                       0.25%           1.00%           1.00%           0.40%(6)        0.25%          None
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                      0.10%           0.07%           0.07%           0.27%           0.22%          0.07%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND
OPERATING EXPENSES(8)                  0.48%           1.20%           1.20%           0.80%           0.60%          0.20%
------------------------------------------------------------------------------------------------------------------------------------
INDIRECT ANNUAL UNDERLYING
FUND EXPENSES(9)                       0.29%           0.29%           0.29%           0.29%           0.29%          0.29%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND INDIRECT
ANNUAL EXPENSES                        0.77%           1.49%           1.49%           1.09%           0.89%          0.49%
------------------------------------------------------------------------------------------------------------------------------------

                                       GARTMORE CORE ASSET ALLOCATION SERIES | 9

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

MODERATE FUND

----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID
DIRECTLY FROM YOUR                                                                                  SERVICE CLASS   INSTITUTIONAL
INVESTMENT)(1)                  CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   SHARES          CLASS SHARES
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)   5.75%(2)         None             None             None             None            None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a percentage
of offering or sale price,
whichever is less)              None(3)          5.00%(4)         1.00%(5)         None             None            None
----------------------------------------------------------------------------------------------------------------------------------

DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE                                                                         SERVICE CLASS   INSTITUTIONAL
DEDUCTED FROM FUND ASSETS)      CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   SHARES          CLASS SHARES
----------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to
have the Fund's investments
professionally managed)         0.13%            0.13%            0.13%            0.13%            0.13%           0.13%
----------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (paid from Fund
assets to cover the cost of
sales, promotions and other
distribution activities, as
well as certain shareholder
servicing costs)                0.25%            1.00%            1.00%            0.40%(6)         0.25%           None
----------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)               0.10%            0.07%            0.07%            0.27%            0.22%           0.07%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND
OPERATING EXPENSES(8)           0.48%            1.20%            1.20%            0.80%            0.60%           0.20%
----------------------------------------------------------------------------------------------------------------------------------
INDIRECT ANNUAL UNDERLYING
FUND EXPENSES(9)                0.28%            0.28%            0.28%            0.28%            0.28%           0.28%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND INDIRECT
ANNUAL EXPENSES                 0.76%            1.48%            1.48%            1.08%            0.88%           0.48%
----------------------------------------------------------------------------------------------------------------------------------

MODERATELY CONSERVATIVE FUND

----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID
DIRECTLY FROM YOUR                                                                                  SERVICE CLASS   INSTITUTIONAL
INVESTMENT)(1)                  CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   SHARES          CLASS SHARES
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)   5.75%(2)         None             None             None             None            None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a percentage
of offering or sale price,
whichever is less)              None(3)          5.00%(4)         1.00%(5)         None             None            None
----------------------------------------------------------------------------------------------------------------------------------

DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE                                                                         SERVICE CLASS   INSTITUTIONAL
DEDUCTED FROM FUND ASSETS)      CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   SHARES          CLASS SHARES
----------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to
have the Fund's investments
professionally managed)         0.13%            0.13%            0.13%            0.13%            0.13%           0.13%
----------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (paid from Fund
assets to cover the cost of
sales, promotions and other
distribution activities, as
well as certain shareholder
servicing costs)                0.25%            1.00%            1.00%            0.40%(6)         0.25%           None
----------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)               0.16%            0.09%            0.09%            0.29%            0.24%           0.09%
----------------------------------------------------------------------------------------------------------------------------------

TOTAL DIRECT ANNUAL FUND
OPERATING EXPENSES(8)           0.54%            1.22%            1.22%            0.82%            0.62%           0.22%
----------------------------------------------------------------------------------------------------------------------------------
INDIRECT ANNUAL UNDERLYING
FUND EXPENSES(9)                0.28%            0.28%            0.28%            0.28%            0.28%           0.28%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND INDIRECT
ANNUAL EXPENSES                 0.82%            1.50%            1.50%            1.10%            0.90%           0.50%
----------------------------------------------------------------------------------------------------------------------------------

10 | GARTMORE CORE ASSET ALLOCATION SERIES

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

CONSERVATIVE FUND

----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID
DIRECTLY FROM YOUR                                                                                  SERVICE CLASS   INSTITUTIONAL
INVESTMENT)(1)                  CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   SHARES          CLASS SHARES
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)   5.75%(2)         None             None             None             None            None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a percentage
of offering or sale price,
whichever is less)              None(3)          5.00%(4)         1.00%(5)         None             None            None
----------------------------------------------------------------------------------------------------------------------------------

DIRECT ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE                                                                         SERVICE CLASS   INSTITUTIONAL
DEDUCTED FROM FUND ASSETS)      CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   SHARES          CLASS SHARES
----------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to
have the Fund's investments
professionally managed)         0.13%            0.13%            0.13%            0.13%            0.13%           0.13%
----------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (paid from Fund
assets to cover the cost of
sales, promotions and other
distribution activities, as
well as certain shareholder
servicing costs)                0.25%            1.00%            1.00%            0.40%(6)         0.25%           None
----------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)               0.14%            0.09%            0.09%            0.29             0.24%           0.09%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT ANNUAL FUND
OPERATING EXPENSES(8)           0.52%            1.22%            1.22%            0.82%            0.62%           0.22%
----------------------------------------------------------------------------------------------------------------------------------
INDIRECT ANNUAL UNDERLYING
FUND EXPENSES(9)                0.27%            0.27%            0.27%            0.27%            0.27%           0.27%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DIRECT AND INDIRECT
ANNUAL EXPENSES                 0.79%            1.49%            1.49%            1.09%            0.89%           0.49%
----------------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class-Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) of up to 0.15% will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. Section 4, Investing with Gartmore:
      Purchasing Class A Shares without a Sales Charge.

4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class-Class B Shares.

5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class-Class C Shares.

6 Pursuant to the Fund's Rule 12b-1 Plans, Class R shares are subject to a maximum 12b-1 fee of 0.50% of the average daily net assets of each Fund's Class R shares, but will limit such fees to no more than 0.40% during the current fiscal year. For more information see Section 4, Investing with
      Gartmore: Sales Charges and Fees.

7 "Other Expenses" include administrative services fees which currently are permitted to be up to 0.25% with respect to Class A, Class R and Service Class shares. For the fiscal year ended October 31, 2005, administrative services fees were 0.02%, 0.03%, 0.03%, 0.07% and 0.05% for Class A shares, 0.20%, 0.20%, 0.20%, 0.20%, and 0.20% for Class R shares and
      0.15%, 0.15%, 0.15%, 0.15% and 0.15% for Service Class shares of the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds, respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

8 Gartmore Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses for the shares of each Class of each Fund to 0.25% until at least February 28, 2007. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, short-sale dividend expenses, 12b-1 fees, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for Other Expenses previously paid by the Adviser, as long as the reimbursements do not cause the Funds to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be made within five years after the Funds' commencement of operations. If the maximum amount of 12b-1 fees and administrative services fees were charged, the "Total Direct Annual Fund Operating Expenses" could increase to 0.71%, 0.70%, 0.70%,0.72% and 0.72% for Class A shareS 0.96%, 0.95%, 0.95%, 0.97% and 0.97% for Class R shares and 0.71%, 0.70%, 0.70%, 0.72% and 0.72% for Service Class shares of the Aggressive, Moderately Aggressive, Moderate, Moderately Conservative and Conservative Funds, respectively, before the Adviser would be required to further limit the Fund's expenses.

9 Because the Funds invest primarily in other Gartmore Funds, they are shareholders of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Funds any sales charge for buying or selling shares. However, the Funds indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments they hold. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for each Fund, based on its target allocation and the expense ratios for underlying investments for their most-recent fiscal year (after fee waivers and reimbursements).

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 11

SECTION 1 GARTMORE CORE ASSET ALLOCATION SERIES FUND SUMMARIES AND PERFORMANCE (CONT.)

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example also reflects the fees of the underlying Funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------
AGGRESSIVE FUND
-----------------------------------------------------------------------
   Class A shares*                $  649    $ 807    $   978   $  1,474
-----------------------------------------------------------------------
   Class B shares                 $  653    $ 774    $ 1,018   $  1,500
-----------------------------------------------------------------------
   Class C shares                 $  253    $ 474    $   818   $  1,791
-----------------------------------------------------------------------
   Class R shares                 $  112    $ 350    $   606   $  1,340
-----------------------------------------------------------------------
   Service Class shares           $   92    $ 287    $   498   $  1,108
-----------------------------------------------------------------------
   Institutional Class shares     $   51    $ 160    $   280   $    628
-----------------------------------------------------------------------
MODERATELY AGGRESSIVE FUND
-----------------------------------------------------------------------
   Class A shares*                $  649    $ 807    $   978   $  1,474
-----------------------------------------------------------------------
   Class B shares                 $  652    $ 771    $ 1,013   $  1,493
-----------------------------------------------------------------------
   Class C shares                 $  252    $ 471    $   813   $  1,779
-----------------------------------------------------------------------
   Class R shares                 $  111    $ 347    $   601   $  1,329
-----------------------------------------------------------------------
   Service Class shares           $   91    $ 284    $   493   $  1,096
-----------------------------------------------------------------------
   Institutional Class shares     $   50    $ 157    $   274   $    616
-----------------------------------------------------------------------
MODERATE FUND
-----------------------------------------------------------------------
   Class A shares*                $  648    $ 804    $   973   $  1,463
-----------------------------------------------------------------------
   Class B shares                 $  651    $ 768    $ 1,008   $  1,482
-----------------------------------------------------------------------
   Class C shares                 $  251    $ 468    $   808   $  1,768
-----------------------------------------------------------------------
   Class R shares                 $  110    $ 343    $   595   $  1,317
-----------------------------------------------------------------------
   Service Class shares           $   90    $ 281    $   488   $  1,084
-----------------------------------------------------------------------
   Institutional Class shares     $   49    $ 154    $   269   $    604
-----------------------------------------------------------------------
MODERATELY CONSERVATIVE FUND
-----------------------------------------------------------------------
   Class A shares*                $  654    $ 822    $ 1,004   $  1,530
-----------------------------------------------------------------------
   Class B shares                 $  653    $ 774    $ 1,018   $  1,520
-----------------------------------------------------------------------
   Class C shares                 $  253    $ 474    $   818   $  1,791
-----------------------------------------------------------------------
   Class R shares                 $  112    $ 350    $   606   $  1,340
-----------------------------------------------------------------------
   Service Class shares           $   92    $ 287    $   498   $  1,108
-----------------------------------------------------------------------
   Institutional Class shares     $   51    $ 160    $   280   $    628
-----------------------------------------------------------------------
CONSERVATIVE FUND
-----------------------------------------------------------------------
   Class A shares*                $  651    $ 813    $   989   $  1,497
-----------------------------------------------------------------------
   Class B shares                 $  652    $ 771    $ 1,013   $  1,501
-----------------------------------------------------------------------
   Class C shares                 $  252    $ 471    $   813   $  1,779
-----------------------------------------------------------------------
   Class R shares                 $  111    $ 347    $   601   $  1,329
-----------------------------------------------------------------------
   Service Class shares           $   91    $ 284    $   493   $  1,096
-----------------------------------------------------------------------
   Institutional Class shares     $   50    $ 157    $   274   $    616
-----------------------------------------------------------------------

*Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

                                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------
AGGRESSIVE FUND
-----------------------------------------------------------------------
   Class B shares                 $  153    $ 474    $   818   $  1,500
-----------------------------------------------------------------------
   Class C shares                 $  153    $ 474    $   818   $  1,791
-----------------------------------------------------------------------
MODERATELY AGGRESSIVE FUND
-----------------------------------------------------------------------
   Class B shares                 $  152    $ 471    $   813   $  1,493
-----------------------------------------------------------------------
   Class C shares                 $  152    $ 471    $   813   $  1,779
-----------------------------------------------------------------------
MODERATE FUND
-----------------------------------------------------------------------
   Class B shares                 $  151    $ 468    $   808   $  1,482
-----------------------------------------------------------------------
   Class C shares                 $  151    $ 468    $   808   $  1,768
-----------------------------------------------------------------------
MODERATELY CONSERVATIVE FUND
-----------------------------------------------------------------------
   Class B shares                 $  153    $ 474    $   818   $  1,520
-----------------------------------------------------------------------
   Class C shares                 $  153    $ 474    $   818   $  1,791
-----------------------------------------------------------------------
CONSERVATIVE FUND
-----------------------------------------------------------------------
   Class B shares                 $  152    $ 471    $   813   $  1,501
-----------------------------------------------------------------------
   Class C shares                 $  152    $ 471    $   813   $  1,779
-----------------------------------------------------------------------

** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Funds do not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

12 | GARTMORE CORE ASSET ALLOCATION SERIES

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS,
INVESTMENT TECHNIQUES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES

The Gartmore Investor Destinations Funds strive to provide shareholders with a high level of diversification across major asset classes primarily through investments in passively managed Underlying Funds.

The reward potential and risks associated with each Fund depend on both the asset allocation and the amount invested in the Underlying Funds. The portfolio management team reviews asset allocations quarterly and continually monitors the mix of Underlying Funds, seeking to maintain each Fund's target asset allocation.

The Funds' target allocations for each asset class and for each Underlying Fund are provided in the Fund Summaries. A description of the underlying investments can be found in the Appendix.

Most of the Underlying Funds follow passive investment strategies. Their portfolio management teams do not buy or sell securities based on analysis of economic, market or individual security analysis. Instead, they seek to assemble portfolios of securities expected to approximately match the performance of a designated indexes. They generally make changes to portfolio holdings only as needed to maintain alignment with the respective index. A potential benefit of passively managed index funds is low shareholder expenses, which can contribute to attractive performance.

TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or anticipated redemption activity, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

The Funds currently post the top 10 portfolio holdings for each Fund's calendar quarter on the Trust's internet site at www.gartmorefunds.com. The top 10 holdings are available no earlier than 10 business days after the end of a Fund's calendar quarter and will remain available until a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' Statement of Additional Information ("SAI").

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 13

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust (the "Adviser"), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds' investment adviser and is responsible for overseeing the investment of the Funds' assets and supervising their daily business affairs. The Adviser was organized in 1999 as an investment adviser for mutual funds.

The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 11 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had approximately $84.7 billion in net assets under management as of December 31, 2005.

The Adviser allocates the Funds' assets according to their target allocations for each asset class and the Underlying Funds. The Adviser then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, each Fund pays the Adviser an annual management fee based on each Fund's average daily net assets. This is in addition to the indirect fees that the Funds pay as shareholders of the underlying investments. The Adviser and the Board of Trustees concur that the fees paid to the Adviser are for services in addition to the services provided by the underlying investments and do not duplicate those services.

The total aggregate management fee paid by each Fund for the fiscal year ended October 31, 2005, expressed as a percentage of each Fund's average daily net assets and taking into account any applicable waivers, was 0.13%

The total annual advisory fees that can be paid to the Adviser (as a percentage of each Fund's average daily net assets) are 0.13% for each Fund.

A discussion regarding the basis for the Board of Trustees annual reapproval available in the Funds' semi-annual report to shareholders, which of the investment advisory agreements for the Funds is covers the period from November 1, 2004 to April 30, 2005.

PORTFOLIO MANAGEMENT

William H. Miller, Senior Portfolio Manager, is the portfolio manager of the Funds and is responsible for the day-to-day management of the allocation of each Fund's assets among the asset classes and Underlying Funds. Mr. Miller joined the Adviser in July 1999. He is also the portfolio manager of the Gartmore Optimal Allocations Funds and the Gartmore GVIT Investor Destinations Funds, which are other asset allocation funds offered by Gartmore. Mr. Miller was the co-portfolio Manager of the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund from September 2000 until April 2006. Prior to joining the Adviser, Mr. Miller was a Senior Portfolio Manager at Putnam Investments from 1997 to 1999 and Vice President and Assistant Portfolio Manager at Delaware Management Company from 1995 to 1997.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

14 | GARTMORE CORE ASSET ALLOCATION SERIES

SECTION 4 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

--------------------------------------------------------------------------------
When selecting a share class, you should consider the following:

o     which share classes are available to you,

o     how long you expect to own your shares,

o     how much you intend to invest,

o     total costs and expenses associated with a particular share class, and

o     whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.
--------------------------------------------------------------------------------

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Service Class and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

CLASSES AND CHARGES                    POINTS TO CONSIDER

CLASS A SHARES

Front-end sales charge up to 5.75%     A front-end sales charge means that a
                                         portion of your initial investment goes
                                         toward the sales charge and is not
                                         invested.

Contingent deferred sales charge       Reduction and waivers of sales charges
(CDSC)(1)                                may be available.

Annual service and/or 12b-1 fee        Total annual operating expenses are lower
up to 0.25% Administrative               than Class B and Class C charges which
services fee up to 0.25%                 means higher dividends and/or NAV per
                                         share.

                                       No conversion feature.

                                       No maximum investment amount.
--------------------------------------------------------------------------------

CLASS B SHARES

CDSC up to 5.00%                       No front-end sales charge means your
                                         full investment immediately goes toward
                                         buying shares.

                                       No reduction of CDSC, but waivers may be
                                         available.

                                       The CDSC declines 1% in most years to
                                         zero after six years.

Annual service and/or 12b-1 fee up     Total annual operating expenses are
to 1.00% No administrative               higher than Class A charges which means
services fee                             lower dividends and/or NAV per share.

                                       Automatic conversion to Class A shares
                                         after seven years, which means lower
                                         annual expenses in the future.

                                       Maximum investment amount of $100,000.
                                         Larger investments may be rejected.
--------------------------------------------------------------------------------

CLASS C SHARES

CDSC of 1.00%                          No front-end sales charge means your
                                         full investment immediately goes toward
                                         buying shares.

                                       No reduction of CDSC, but waivers may be
                                         available.

                                       The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee up     Total annual operating expenses are
to 1.00% No administrative               higher than Class A charges which means
services fee                             lower dividends and/or NAV per share.

                                       No conversion feature.

                                       Maximum investment amount of
                                         $1,000,000(2). Larger investments may
                                         be rejected.

1 Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 0.15% will be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finders fee was paid.

2     This limit was calculated based on a one-year holding period.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 15

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

                            SALES CHARGE AS A PERCENTAGE OF
                            -------------------------------

                                                                         DEALER
                                                   NET AMOUNT     COMMISSION AS
AMOUNT OF                         OFFERING           INVESTED     PERCENTAGE OF
PURCHASE                             PRICE    (APPROXIMATELY)    OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000                     5.75%              6.10%            5.00%
--------------------------------------------------------------------------------
$50,000 to $99,999                    4.75               4.99             4.00
--------------------------------------------------------------------------------
$100,000 to $249,999                  3.50               3.63             3.00
--------------------------------------------------------------------------------
$250,000 to $499,999                  2.50               2.56             2.00
--------------------------------------------------------------------------------
$500,000 to $999,999                  2.00               2.04             1.75
--------------------------------------------------------------------------------
$1 million or more                    None               None             None*

* Dealer may be eligible for a finders fee as described in "Purchasing Class A Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include accounts statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/invest/salesinformation.

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A LARGER INVESTMENT. The sales charge decreases as the amount of your investment increases.

o RIGHTS OF ACCUMULATION. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the value of any Class A, Class D, Class B or Class C shares in all Gartmore Funds (except Gartmore Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.

o INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o SHARE REPURCHASE PRIVILEGE. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A shares with your purchase of Class D, Class B or Class C shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

--------------------------------------------------------------------------------

WAIVER OF CLASS A SALES CHARGES

Front-end sales charges on Class A shares are waived for the following purchasers:

o investors purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.

o directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.

o any investor who pays for shares with proceeds from sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead.

o     retirement plans.

o investment advisory clients of Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust and their affiliates.

o directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.
--------------------------------------------------------------------------------

16 | GARTMORE CORE ASSET ALLOCATION SERIES

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.15% applies if a "finders fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

o if you are eligible to purchase Class A shares without a sales charge for another reason; or

o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

--------------------------------------------------------------------------------
                                  $1 MILLION         $4 MILLION     $25 MILLION
AMOUNT OF PURCHASE             TO $3,999,999     TO $24,999,999         OR MORE
--------------------------------------------------------------------------------
If sold within                     18 months          18 months       18 months
--------------------------------------------------------------------------------
Amount of CDSC                         0.15%              0.10%           0.05%
--------------------------------------------------------------------------------

Any CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

--------------------------------------------------------------------------------
WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:

o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

o Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program.

o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.

o mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.

o sales of Class C shares from retirement plans offered by the Nationwide Trust Company.

For more complete information, see the SAI.
--------------------------------------------------------------------------------

CLASS B SHARES

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

--------------------------------------------------------------------------------
                                                                        7 YEARS
SALE WITHIN         1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEAR  OR MORE
--------------------------------------------------------------------------------
Sales charge            5%       4%       3%       3%       2%      1%       0%
--------------------------------------------------------------------------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower Fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 17

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges--Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

--------------------------------------------------------------------------------
SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Fund(s) offer Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

o     the level of distribution and administrative services the plan requires,

o     the total expenses of the share class, and

o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.
--------------------------------------------------------------------------------

CLASS R SHARES

Class R Shares ARE AVAILABLE to retirement plans including:

o     401(k) plans,

o     457 plans,

o     403(b) plans,

o     profit sharing and money purchase pension plans,

o     defined benefit plans,

o     non-qualified deferred compensation plans, and

o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans that have at least $1 million in assets, and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:

o     retail retirement accounts,

o     institutional non-retirement accounts,

o     traditional and Roth IRAs,

o     Coverdell Education Savings Accounts,

o     SEPs and SAR-SEPs,

o     SIMPLE IRAs,

o     one-person Keogh plans,

o     individual 403(b) plans, or

o     529 Plan accounts.

SERVICE CLASS SHARES

Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;

o registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Fund(s) for providing services; or

o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

18 | GARTMORE CORE ASSET ALLOCATION SERIES

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o retirement plans for which no third-party administrator receives compensation from the Fund(s);

o institutional advisory accounts of Gartmore Mutual Fund Capital Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Capital Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

o rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

o registered investment advisers investing on behalf of institutions and high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients; or

o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R and Service Class shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or shareholder services fees. Class A, Class B, Class C, Class R and Service Class shares pay distribution and/or service fees to the Distributor. These fees are paid to the Distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class shares do not pay 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C, Class R and Service Class shares pay the Distributor annual amounts not exceeding the following:

--------------------------------------------------------------------------------
CLASS                    AS A % OF DAILY NET ASSETS
--------------------------------------------------------------------------------
Class A shares           0.25% (distribution or service fee)
--------------------------------------------------------------------------------
Class B shares           1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class C shares           1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class R shares           0.50% (0.25% of which may be either
                         a distribution or service fee)
--------------------------------------------------------------------------------
Service Class shares     0.25% (distribution or service fee)
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

In addition to 12b-1 fees, Class A, Class R and Service Class shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. These fees are paid by these Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for Class A, Class R and Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund's Class A, Class R and Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.

REVENUE SHARING

The investment adviser and/or its affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Funds or which include them as investment options for their respective customers.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 19

SECTION 4 INVESTING WITH GARTMORE

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o     the Fund's Distributor and other affiliates of the investment adviser,

o     broker-dealers,

o     financial institutions, and

o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

AUTOMATED VOICE RESPONSE Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

o     make transactions

o     hear fund price information

o     obtain mailing and wiring instructions

INTERNET Go to WWW.GARTMOREFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

o     download Fund prospectuses

o     obtain information on the Gartmore Funds

o     access your account information

o     request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

20 | GARTMORE CORE ASSET ALLOCATION SERIES

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

------------------------------------------------------------------------------------------------------------------------------------
HOW TO BUY SHARES                                                  HOW TO EXCHANGE* OR SELL** SHARES
BE SURE TO SPECIFY THE CLASS OF SHARES YOU WISH TO PURCHASE        UNCASHED OR UNDELIVERABLE CHECKS MAY BE REDEPOSITED AFTER SIX
EACH FUND MAY REJECT ANY ORDER TO BUY SHARES AND MAY SUSPEND       MONTHS IN THE FUND.
THE OFFERING OF SHARES AT ANY TIME
                                                                   *  EXCHANGE PRIVILEGES MAY BE AMENDED OR DISCONTINUED UPON 60-DAY
                                                                      WRITTEN NOTICE TO SHAREHOLDERS

                                                                   ** A MEDALLION SIGNATURE GUARANTEE MAY BE REQUIRED. SEE
                                                                      "MEDALLION SIGNATURE GUARANTEE" BELOW.

------------------------------------------------------------------------------------------------------------------------------------
THROUGH AN AUTHORIZED INTERMEDIARY. The Funds' Distributor has     THROUGH AN AUTHORIZED INTERMEDIARY. The Funds' Distributor has
relationships with certain brokers and other financial             relationships with certain brokers and other financial
intermediaries who are authorized to accept purchase, exchange     intermediaries who are authorized to accept purchase, exchange
and redemption orders for the Funds. Your transaction is           and redemption orders for the Funds. Your transaction is
processed at the NAV next calculated after the Funds' agent or     processed at the NAV next calculated after the Funds' agent or an
an authorized intermediary receives your order in proper form.     authorized intermediary receives your order in proper form.

------------------------------------------------------------------------------------------------------------------------------------
BY MAIL. Complete an application and send with a check made        BY MAIL OR FAX. You may request an exchange or redemption by
payable to: Gartmore Funds. Payment must be made in U.S.           mailing or faxing a letter to Gartmore Funds. The letter must
dollars and drawn on a U.S. bank. THE FUNDS DO NOT ACCEPT CASH,    include your account numbers and the names of the Funds you wish
STARTER CHECKS, THIRD-PARTY CHECKS, TRAVELERS' CHECKS, CREDIT      to exchange from and to. The letter must be signed by all account
CARD CHECKS OR MONEY ORDERS.                                       owners. We reserve the right to request original documents for any faxed requests.

------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE. You will have automatic telephone privileges         BY TELEPHONE. You will have automatic telephone privileges unless
unless you decline this option on your application. The Funds      you decline this option on your application. The Funds follow
follow procedures to confirm that telephone instructions are       procedures to confirm that telephone instructions are genuine and
genuine and will not be liable for any loss, injury, damage or     will not be liable for any loss, injury, damage or expense that
expense that results from executing such instructions. The         results from executing such instructions. The Funds may revoke
Funds may revoke telephone privileges at any time, without         telephone privileges at any time, without notice to shareholders.
notice to shareholders.                                            For redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

                                                                   ADDITIONAL INFORMATION FOR SELLING SHARES. The following types of accounts can use the voice-response system to sell shares:
                                                                   Individual, Joint, Transfer on Death, Trust and Uniform
                                                                   Gift/Transfer to Minors.

                                                                   A check made payable to the shareholder of record will be mailed to the address of record.

                                                                   The Funds may record telephone instructions to sell shares and may request sale instructions in writing, signed by all
                                                                   shareholders on the account.

------------------------------------------------------------------------------------------------------------------------------------
ON-LINE. Transactions may be made through the Gartmore Funds       ON-LINE. Transactions may be made through the Gartmore Funds
website. However, the Funds may discontinue on-line                website. However, the Funds may discontinue on-line transactions
transactions of Fund shares at any time.                           of Fund shares at any time.

------------------------------------------------------------------------------------------------------------------------------------
BY BANK WIRE. You may have your bank transmit funds by federal     BY BANK WIRE. The Funds can wire the proceeds of your sale
funds wire to the Funds' custodian bank. (The authorization        directly to your account at a commercial bank. A voided check
will be in effect unless you give the Fund written notice of       must be attached to your application. (The authorization will be
its termination.)                                                  in effect unless you give the Fund written notice of its
                                                                   termination.)
o     if you choose this method to open a new account, you must
      call our toll-free number before you wire your investment    o     your proceeds will be wired to your bank on the next
      and arrange to fax your completed application.                     business day after your order has been processed.

o     your bank may charge a fee to wire funds.                    o     Gartmore deducts a $20 service fee from the sale proceeds
                                                                         for this service.

                                                                   o     your financial institution may also charge a fee for
                                                                         receiving the wire.

                                                                   o     funds sent outside the U.S. may be subject to higher fees.

                                                                   BANK WIRE IS NOT AN OPTION FOR EXCHANGES.

------------------------------------------------------------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH). You can fund your Gartmore      BY AUTOMATED CLEARING HOUSE (ACH). Your redemption proceeds can
Funds account with proceeds from your bank via ACH on the          be sent to your bank via ACH on the second business day after
second business day after your purchase order has been             your order has been processed. A voided check must be attached to
processed. A voided check must be attached to your application.    your application. Money sent through ACH should reach your bank
Money sent through ACH typically reaches Gartmore Funds from       in two business days. There is no fee for this service. (The
your bank in two business days. There is no fee for this           authorization will be in effect unless you give the Fund written
service. (The authorization will be in effect unless you give      notice of its termination.)
the Fund written notice of its termination.)
                                                                   ACH IS NOT AN OPTION FOR EXCHANGES.

------------------------------------------------------------------------------------------------------------------------------------
RETIREMENT PLAN PARTICIPANTS should contact their retirement       RETIREMENT PLAN PARTICIPANTS should contact their retirement plan
plan administrator regarding transactions. Retirement plans or     administrator regarding transactions. Retirement plans or their
their administrators wishing to conduct transactions should        administrators wishing to conduct transactions should call our
call our toll-free number. Eligible entities or individuals        toll-free number. Eligible entities or individuals wishing to
wishing to conduct transactions in Institutional Service Class     conduct transactions in Institutional Service Class or
or Institutional Class shares should call our toll-free number.    Institutional Class shares should call our toll-free number.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 21

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

o calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received by the Fund or its transfer agent in good order, plus any applicable sales charge.

As "Funds of Funds", the Funds' assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Investor Destinations Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund's NAV. The Valuation Procedures provide that a Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable, or deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual "fair valuation" in accordance with the Valuation Procedures. In addition, the Valuation Committee will "fair value" securities whose value is affected by a "significant event." Pursuant to the Valuation Procedures, any "fair valuation" decisions are subject to the review of the Board of Trustees.

A "significant event" is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund's NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals, and news relating to natural disasters affecting the issuer's operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund's NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on a Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Investments in other registered mutual funds are valued based on the NAV of those mutual funds, which in turn may use fair value pricing, as discussed in their respective prospectuses.

As the Funds invest to varying degrees, in Underlying Funds that, in turn, invest in foreign securities, your Fund may be subject to Fair Value pricing more frequently than Funds which do not hold foreign securities.

The prospectuses of these Underlying Funds explain the circumstances under which those Underlying Funds will use fair value pricing and the effect of using fair value pricing.

22 | GARTMORE CORE ASSET ALLOCATION SERIES

--------------------------------------------------------------------------------
The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

o     New Year's Day

o     Martin Luther King, Jr. Day

o     Presidents' Day

o     Good Friday

o     Memorial Day

o     Independence Day

o     Labor Day

o     Thanksgiving Day

o     Christmas Day

o     Other days when the New York Stock Exchange is closed.
--------------------------------------------------------------------------------

MINIMUM INVESTMENTS

CLASS A, CLASS B AND CLASS C SHARES
To open an account                                            $2,000 (per Fund)
To open an IRA account                                        $1,000 (per Fund)
Additional investments                                          $100 (per Fund)
To start an Automatic Asset Accumulation Plan                            $1,000
Additional Investments
(Automatic Asset Accumulation Plan)                                         $50
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
To open an account                                           $50,000 (per Fund)
Additional investments                                               No Minimum
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
To open an account                                        $1,000,000 (per Fund)
Additional investments                                               No Minimum
--------------------------------------------------------------------------------
Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

o     name;

o     date of birth (for individuals);

o residential or business street address (although post office boxes are still permitted for mailing); and

o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o if the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o the Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o     both accounts have the same owner,

o your first purchase in the new fund meets its minimum investment requirement,

o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 23

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND

You may exchange between Class A, Class B, Class C or Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

AUTOMATIC WITHDRAWAL PROGRAM

You automatically may redeem Class A, Class B and Class C shares in a minimum amount of $50 or more. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Transfer Agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings),

o     trading is restricted, or

o     an emergency exists (as determined by the Securities and Exchange
      Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

o     is engaged in excessive trading or

o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund's then-current net asset value until you give the Trust different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

--------------------------------------------------------------------------------
MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of shares of the Funds in any of the following instances:

o     your account address has changed within the last 15 calendar days,

o the redemption check is made payable to anyone other than the registered shareholder,

o the proceeds are mailed to any address other than the address of record, or

o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.
--------------------------------------------------------------------------------

24 | GARTMORE CORE ASSET ALLOCATION SERIES

EXCESSIVE OR SHORT-TERM TRADING

The Gartmore Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

o     disrupt portfolio management strategies,

o     increase brokerage and other transaction costs, and

o     negatively affect fund performance.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Although the Investor Destinations Funds are intended for investors with relatively long time horizons, Funds that invest in foreign securities, such as does each Investor Destinations Fund to varying degrees, may be at greater risk for excessive trading as may the Investor Destinations' Underlying Funds that invest in such foreign securities. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value off Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through their investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. They also have sole discretion to:

o restrict purchases or exchanges that they or their agents believe constitute excessive trading.

o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

o     an exchange equaling 1% or more of a Fund's NAV may be rejected and

o redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Funds will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund. The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares.

FAIR VALUATION

The Funds have fair value pricing procedures in place as described above in
Section 4, Investing with Gartmore: Buying Shares--Share Price.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 25

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the Fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. Redemption and exchange fees are not imposed on redemptions or exchanges from the Gartmore Investor Destinations Funds. However, other Gartmore Funds into which you may exchange do impose redemption fees as shown below. Please see the prospectus for the Fund into which you may wish to exchange for further information.

                                                                        MINIMUM
                                                     EXCHANGE/   HOLDING PERIOD
FUND                                            REDEMPTION FEE   (CALENDAR DAYS)
--------------------------------------------------------------------------------
Gartmore China Opportunities Fund                        2.00%               90
--------------------------------------------------------------------------------
Gartmore Emerging Markets Fund                           2.00%               90
--------------------------------------------------------------------------------
Gartmore Global Financial Services Fund                  2.00%               90
--------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund                     2.00%               90
--------------------------------------------------------------------------------
Gartmore Global Natural Resources Fund                   2.00%               90
--------------------------------------------------------------------------------
Gartmore Global Technology
  and Communications Fund                                2.00%               90
--------------------------------------------------------------------------------
Gartmore Global Utilities Fund                           2.00%               90
--------------------------------------------------------------------------------
Gartmore International Growth Fund                       2.00%               90
--------------------------------------------------------------------------------
Gartmore Micro Cap Equity Fund                           2.00%               90
--------------------------------------------------------------------------------
Gartmore Mid Cap Growth Fund                             2.00%               90
--------------------------------------------------------------------------------
Gartmore Mid Cap Growth Leaders Fund                     2.00%               90
--------------------------------------------------------------------------------
Gartmore Small Cap Fund                                  2.00%               90
--------------------------------------------------------------------------------
Gartmore Small Cap Leaders Fund                          2.00%               90
--------------------------------------------------------------------------------
Gartmore U.S. Growth Leaders
  Long-Short Fund                                        2.00%               90
--------------------------------------------------------------------------------
Gartmore Value Opportunities Fund                        2.00%               90
--------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund                          2.00%               90
--------------------------------------------------------------------------------
Gartmore Growth Fund                                     2.00%               30
--------------------------------------------------------------------------------
Gartmore Large Cap Value Fund                            2.00%               30
--------------------------------------------------------------------------------
Gartmore Nationwide Fund                                 2.00%               30
--------------------------------------------------------------------------------
Gartmore Nationwide Leaders Fund                         2.00%               30
--------------------------------------------------------------------------------
Gartmore U.S. Growth Leaders Fund                        2.00%               30
--------------------------------------------------------------------------------
Gartmore Bond Fund                                       2.00%                7
--------------------------------------------------------------------------------
Gartmore Bond Index Fund                                 2.00%                7
--------------------------------------------------------------------------------
Gartmore Convertible Fund                                2.00%                7
--------------------------------------------------------------------------------
Gartmore Government Bond Fund                            2.00%                7
--------------------------------------------------------------------------------
Gartmore High Yield Bond Fund                            2.00%                7
--------------------------------------------------------------------------------
Gartmore International Index Fund                        2.00%                7
--------------------------------------------------------------------------------
Gartmore Mid Cap Market Index Fund                       2.00%                7
--------------------------------------------------------------------------------
Gartmore Short Duration Bond Fund                        2.00%                7
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund                              2.00%                7
--------------------------------------------------------------------------------
Gartmore Small Cap Index Fund                            2.00%                7
--------------------------------------------------------------------------------
Gartmore Tax-Free Income Fund                            2.00%                7

26 | GARTMORE CORE ASSET ALLOCATION SERIES

SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund's then-current net asset value until you give the Trust different instructions.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

o distributions of net long-term capital gains are taxable to you as long-term capital gains.

o for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

o for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

o distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 27

SECTION 6 GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003, 2004 and 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

--------------------------------------------------------------------------------------
                                                        INVESTMENT ACTIVITIES
--------------------------------------------------------------------------------------
                                                                     NET
                                                                REALIZED
                                                                     AND
                                    NET ASSET          NET    UNREALIZED
                                       VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                    BEGINNING       INCOME   (LOSSES) ON   INVESTMENT
                                    OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
--------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001            $ 9.37         0.09         (2.01)       (1.92)
Year Ended October 31, 2002            $ 7.36         0.07         (1.00)       (0.93)
Year Ended October 31, 2003            $ 6.36         0.08          1.45         1.53
Year Ended October 31, 2004            $ 7.81         0.10          0.80         0.90
Year Ended October 31, 2005            $ 8.61         0.19          0.87         1.06
--------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001            $ 9.33         0.04         (2.00)       (1.96)
Year Ended October 31, 2002            $ 7.31         0.02         (0.99)       (0.97)
Year Ended October 31, 2003            $ 6.32         0.04          1.43         1.47
Year Ended October 31, 2004            $ 7.74         0.04          0.80         0.84
Year Ended October 31, 2005            $ 8.53         0.11          0.86         0.97
--------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (d)      $ 8.44        (0.03)        (1.05)       (1.08)
Year Ended October 31, 2002            $ 7.36           --         (1.04)       (1.04)
Year Ended October 31, 2003            $ 6.32         0.05          1.42         1.47
Year Ended October 31, 2004            $ 7.73         0.04          0.80         0.84
Year Ended October 31, 2005            $ 8.52         0.12          0.86         0.98
--------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (e)      $ 7.45           --          0.29         0.29
Year Ended October 31, 2004            $ 7.74         0.07          0.82         0.89
Year Ended October 31, 2005            $ 8.56         0.18          0.86         1.04
--------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (f)      $ 9.31         0.09          0.25         0.34
--------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001            $ 9.37         0.10         (2.01)       (1.91)
Year Ended October 31, 2002            $ 7.36         0.07         (0.99)       (0.92)
Year Ended October 31, 2003            $ 6.37         0.07          1.45         1.52
Year Ended October 31, 2004            $ 7.82         0.09          0.81         0.90
Year Ended October 31, 2005            $ 8.63         0.18          0.87         1.05
--------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                 DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
                                                                              NET ASSET
                                           NET                                   VALUE,
                                    INVESTMENT       RETURN           TOTAL      END OF         TOTAL
                                        INCOME   OF CAPITAL   DISTRIBUTIONS      PERIOD    RETURN (a)
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001              (0.07)       (0.02)          (0.09)     $ 7.36        (20.53%)
Year Ended October 31, 2002              (0.07)          --           (0.07)     $ 6.36        (12.67%)
Year Ended October 31, 2003              (0.08)          --           (0.08)     $ 7.81         24.34%
Year Ended October 31, 2004              (0.10)          --           (0.10)     $ 8.61         11.55%
Year Ended October 31, 2005              (0.19)          --           (0.19)     $ 9.48         12.36%
----------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001              (0.05)       (0.01)          (0.06)     $ 7.31       (21.12%)
Year Ended October 31, 2002              (0.02)          --           (0.02)     $ 6.32       (13.30%)
Year Ended October 31, 2003              (0.05)          --           (0.05)     $ 7.74         23.42%
Year Ended October 31, 2004              (0.05)          --           (0.05)     $ 8.53         10.86%
Year Ended October 31, 2005              (0.12)          --           (0.12)     $ 9.38         11.46%
----------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (d)           --           --               --     $ 7.36        (12.80%)(g)
Year Ended October 31, 2002                 --           --               --     $ 6.32        (13.30%)
Year Ended October 31, 2003              (0.06)          --           (0.06)     $ 7.73         23.41%
Year Ended October 31, 2004              (0.05)          --           (0.05)     $ 8.52         10.88%
Year Ended October 31, 2005              (0.13)          --           (0.13)     $ 9.37         11.49%
----------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (e)           --           --               --     $ 7.74          3.89%(g)
Year Ended October 31, 2004              (0.07)          --           (0.07)     $ 8.56         11.58%
Year Ended October 31, 2005              (0.18)          --           (0.18)     $ 9.42         12.19%
----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (f)        (0.12)          --           (0.12)     $ 9.53          3.66%(g)
----------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001              (0.08)       (0.02)          (0.10)     $ 7.36        (20.55%)
Year Ended October 31, 2002              (0.07)          --           (0.07)     $ 6.37        (12.64%)
Year Ended October 31, 2003              (0.07)          --           (0.07)     $ 7.82         24.08%
Year Ended October 31, 2004              (0.09)          --           (0.09)     $ 8.63         11.50%
Year Ended October 31, 2005              (0.18)          --           (0.18)     $ 9.50         12.18%
----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                                     RATIO OF         INVESTMENT
                                                               RATIO OF NET          EXPENSES      INCOME (LOSS)
                                                                 INVESTMENT         (PRIOR TO          (PRIOR TO
                                   NET ASSETS    RATIO OF            INCOME        REIMBURSE-         REIMBURSE-
                                       AT END    EXPENSES         (LOSS) TO         MENTS) TO          MENTS) TO
                                    OF PERIOD  TO AVERAGE       AVERAGE NET       AVERAGE NET        AVERAGE NET          PORTFOLIO
                                       (000s)  NET ASSETS            ASSETS        ASSETS (b)         ASSETS (b)       TURNOVER (c)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001          $      7        0.71%             1.09%             3.71%             (1.91%)           190.23%
Year Ended October 31, 2002          $    247        0.50%             1.42%             0.50%              1.42%             26.33%
Year Ended October 31, 2003          $  3,742        0.52%             1.04%                 (i)                (i)           44.11%
Year Ended October 31, 2004          $ 19,737        0.47%             1.06%                 (i)                (i)            2.12%
Year Ended October 31, 2005          $ 38,583        0.49%             1.87%                 (i)                (i)            6.51%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001          $      7        1.31%             0.50%             4.47%             (2.66%)           190.23%
Year Ended October 31, 2002          $     48        1.24%             0.04%             1.27%              0.01%             26.33%
Year Ended October 31, 2003          $  1,557        1.25%             0.16%                 (i)                (i)           44.11%
Year Ended October 31, 2004          $  7,414        1.20%             0.35%                 (i)                (i)            2.12%
Year Ended October 31, 2005          $ 11,761        1.21%             1.18%                 (i)                (i)            6.51%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2006(d)     $     --        1.31%(h)         (0.62%)(h)       125.82%(h)        (125.13%)(h)        190.23%
Year Ended October 31, 2002          $     48        1.24%            (0.96%)            1.48%             (1.20%)            26.33%
Year Ended October 31, 2003          $  7,706        1.26%             0.22%                 (i)                (i)           44.11%
Year Ended October 31, 2004          $ 43,668        1.20%             0.32%                 (i)                (i)            2.12%
Year Ended October 31, 2005          $ 71,231        1.21%             1.16%                 (i)                (i)            6.51%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (e)    $      1        0.82%(h)         (0.46%)(h)         0.92%(h)          (0.56%)(h)         44.11%
Year Ended October 31, 2004          $     38        0.63%             0.93%                 (i)                (i)            2.12%
Year Ended October 31, 2005          $    216        0.63%             1.47%                 (i)                (i)            6.51%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (f)    $      1        0.24%(h)          1.39%(h)              (i)                (i)            6.51%
------------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001          $ 26,663        0.61%             0.38%             1.62%             (0.63%)           190.23%
Year Ended October 31, 2002          $ 54,923        0.61%             0.91%             0.67%              0.85%             26.33%
Year Ended October 31, 2003          $129,717        0.61%             0.98%             0.63%              0.96%             44.11%
Year Ended October 31, 2004          $282,486        0.59%             0.94%             0.60%              0.94%              2.12%
Year Ended October 31, 2005          $439,966        0.62%             1.78%                 (i)                (i)            6.51%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(e) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(f) For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

(g)   Not annualized.

(h)   Annualized.

(i)   There were no fee reductions in this period.

28 | GARTMORE CORE ASSET ALLOCTION SERIES

SECTION 6 GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

---------------------------------------------------------------------------------------
                                                        INVESTMENT ACTIVITIES
---------------------------------------------------------------------------------------
                                                                    NET
                                                               REALIZED
                                                                    AND
                                   NET ASSET          NET    UNREALIZED
                                      VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                   BEGINNING       INCOME   (LOSSES) ON   INVESTMENT
                                   OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
---------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001           $ 9.59         0.17         (1.71)       (1.54)
Year Ended October 31, 2002           $ 7.92         0.10         (0.87)       (0.77)
Year Ended October 31, 2003           $ 7.04         0.11          1.31         1.42
Year Ended October 31, 2004           $ 8.35         0.12          0.75         0.87
Year Ended October 31, 2005           $ 9.10         0.21          0.74         0.95
---------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001           $ 9.56         0.12         (1.71)       (1.59)
Year Ended October 31, 2002           $ 7.88         0.06         (0.88)       (0.82)
Year Ended October 31, 2003           $ 6.99         0.07          1.28         1.35
Year Ended October 31, 2004           $ 8.26         0.07          0.73         0.80
Year Ended October 31, 2005           $ 8.99         0.14          0.73         0.87
---------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (d)     $ 8.83        (0.04)        (0.88)       (0.92)
Year Ended October 31, 2002           $ 7.91           --         (0.91)       (0.91)
Year Ended October 31, 2003           $ 7.00         0.08          1.28         1.36
Year Ended October 31, 2004           $ 8.27         0.07          0.72         0.79
Year Ended October 31, 2005           $ 8.99         0.14          0.73         0.87
---------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (e)     $ 8.01           --          0.25         0.25
Year Ended October 31, 2004           $ 8.26         0.10          0.75         0.85
Year Ended October 31, 2005           $ 9.01         0.20          0.74         0.94
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (f)     $ 9.67         0.12          0.20         0.32
---------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001           $ 9.59         0.15         (1.67)       (1.52)
Year Ended October 31, 2002           $ 7.91         0.11         (0.88)       (0.77)
Year Ended October 31, 2003           $ 7.03         0.10          1.31         1.41
Year Ended October 31, 2004           $ 8.34         0.11          0.74         0.85
Year Ended October 31, 2005           $ 9.08         0.20          0.75         0.95
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                 DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------
                                                                              NET ASSET
                                          NET         NET                        VALUE,
                                   INVESTMENT    REALIZED            TOTAL       END OF         TOTAL
                                       INCOME       GAINS     DISTRIBUTIONS      PERIOD    RETURN (a)
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001             (0.13)         --             (0.13)     $ 7.92        (16.16%)
Year Ended October 31, 2002             (0.11)         --             (0.11)     $ 7.04         (9.78%)
Year Ended October 31, 2003             (0.11)         --             (0.11)     $ 8.35         20.42%
Year Ended October 31, 2004             (0.12)         --             (0.12)     $ 9.10         10.48%
Year Ended October 31, 2005             (0.21)         --(j)          (0.21)     $ 9.84         10.47%
---------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001             (0.09)         --             (0.09)     $ 7.88        (16.75%)
Year Ended October 31, 2002             (0.07)         --             (0.07)     $ 6.99        (10.46%)
Year Ended October 31, 2003             (0.08)         --             (0.08)     $ 8.26         19.43%
Year Ended October 31, 2004             (0.07)         --             (0.07)     $ 8.99          9.66%
Year Ended October 31, 2005             (0.14)         --(j)          (0.14)     $ 9.72          9.74%
---------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (d)          --          --                --      $ 7.91        (10.42%)(g)
Year Ended October 31, 2002                --          --                --      $ 7.00        (10.33%)
Year Ended October 31, 2003             (0.09)         --             (0.09)     $ 8.27         19.64%
Year Ended October 31, 2004             (0.07)         --             (0.07)     $ 8.99          9.58%
Year Ended October 31, 2005             (0.14)         --(j)          (0.14)     $ 9.72          9.74%
---------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (e)          --          --                --      $ 8.26          3.12%(g)
Year Ended October 31, 2004             (0.10)         --             (0.10)     $ 9.01         10.27%
Year Ended October 31, 2005             (0.20)         --(j)          (0.20)     $ 9.75         10.49%
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (f)       (0.14)         --             (0.14)     $ 9.85          3.37%(g)
---------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001             (0.16)         --             (0.16)     $ 7.91        (16.05%)
Year Ended October 31, 2002             (0.11)         --             (0.11)     $ 7.03         (9.88%)
Year Ended October 31, 2003             (0.10)         --             (0.10)     $ 8.34         20.26%
Year Ended October 31, 2004             (0.11)         --             (0.11)     $ 9.08         10.22%
Year Ended October 31, 2005             (0.20)         --(j)          (0.20)     $ 9.83         10.48%
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     RATIO OF NET
                                                                                       RATIO OF        INVESTMENT
                                                                RATIO OF NET           EXPENSES     INCOME (LOSS)
                                                                  INVESTMENT          (PRIOR TO         (PRIOR TO
                                   NET ASSETS      RATIO OF           INCOME         REIMBURSE-        REIMBURSE-
                                       AT END      EXPENSES        (LOSS) TO          MENTS) TO         MENTS) TO
                                    OF PERIOD    TO AVERAGE      AVERAGE NET        AVERAGE NET       AVERAGE NET        PORTFOLIO
                                       (000s)    NET ASSETS           ASSETS         ASSETS (b)        ASSETS (b)     TURNOVER (c)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001          $      8          0.71%             1.44%             3.28%            (1.13%)          226.13%
Year Ended October 31, 2002          $  1,072          0.49%             1.69%             0.49%             1.69%            28.41%
Year Ended October 31, 2003          $  9,729          0.48%             1.42%                 (i)               (i)           8.08%
Year Ended October 31, 2004          $ 35,416          0.47%             1.37%             0.47%             1.37%             2.74%
Year Ended October 31, 2005          $ 57,073          0.49%             2.10%                 (i)               (i)           5.51%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001          $      8          1.31%             1.32%             4.04%            (1.41%)          226.13%
Year Ended October 31, 2002          $    130          1.25%             1.39%             1.26%             1.38%            28.41%
Year Ended October 31, 2003          $  5,740          1.22%             0.63%                 (i)               (i)           8.08%
Year Ended October 31, 2004          $ 19,546          1.19%             0.67%             1.19%             0.67%             2.74%
Year Ended October 31, 2005          $ 30,177          1.21%             1.40%                 (i)               (i)           5.51%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (d)    $     --          1.31%(h)         (0.68%)(h)       124.67%(h)       (124.04%)(h)       226.13%
Year Ended October 31, 2002          $     15          1.25%            (0.21%)            3.34%            (2.30%)           28.41%
Year Ended October 31, 2003          $ 17,804          1.22%             0.64%                 (i)               (i)           8.08%
Year Ended October 31, 2004          $ 99,211          1.19%             0.66%             1.19%             0.66%             2.74%
Year Ended October 31, 2005          $155,315          1.21%             1.39%                 (i)               (i)           5.51%
------------------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (e)    $      1          0.75%(h)         (0.04%)(h)         0.85%(h)         (0.14%)(h)         8.08%
Year Ended October 31, 2004          $     63          0.62%             1.19%                 (i)               (i)           2.74%
Year Ended October 31, 2005          $    253          0.61%             1.92%                 (i)               (i)           5.51%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (f)    $      1          0.24%(h)          1.73%(h)              (i)               (i)           5.51%
------------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001          $ 36,670          0.61%             1.15%             1.44%             0.32%           226.13%
Year Ended October 31, 2002          $ 90,512          0.61%             1.46%             0.65%             1.42%            28.41%
Year Ended October 31, 2003          $214,101          0.61%             1.36%                 (j)               (j)           8.08%
Year Ended October 31, 2004          $452,237          0.59%             1.26%             0.59%             1.26%             2.74%
Year Ended October 31, 2005          $736,304          0.61%             1.98%                 (i)               (i)           5.51%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(e) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(f) For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

(g)   Not annualized.

(h)   Annualized.

(i)   There were no fee reductions in this period.

(j)   The amount is less than $0.005.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 29

SECTION 6 GARTMORE INVESTOR DESTINATIONS MODERATE FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-----------------------------------------------------------------------------------
                                                      INVESTMENT ACTIVITIES
-----------------------------------------------------------------------------------
                                                                   NET
                                                              REALIZED
                                                                   AND
                                    NET ASSET         NET   UNREALIZED
                                       VALUE,  INVESTMENT        GAINS  TOTAL FROM
                                    BEGINNING      INCOME  (LOSSES) ON  INVESTMENT
                                    OF PERIOD      (LOSS)  INVESTMENTS  ACTIVITIES
-----------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001 (d)     $    9.81        0.22        (1.23)      (1.01)
Year Ended October 31, 2002         $    8.64        0.17        (0.69)      (0.52)
Year Ended October 31, 2003         $    7.94        0.15         1.08        1.23
Year Ended October 31, 2004         $    9.01        0.17         0.58        0.75
Year Ended October 31, 2005         $    9.60        0.23         0.52        0.75
-----------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001         $    9.81        0.19        (1.25)      (1.06)
Year Ended October 31, 2002         $    8.64        0.11        (0.71)      (0.60)
Year Ended October 31, 2003         $    7.92        0.11         1.06        1.17
Year Ended October 31, 2004         $    8.96        0.10         0.59        0.69
Year Ended October 31, 2005         $    9.55        0.16         0.50        0.66
-----------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (e)   $    9.32       (0.04)       (0.62)      (0.66)
Year Ended October 31, 2002         $    8.66        0.04        (0.75)      (0.71)
Year Ended October 31, 2003         $    7.90        0.11         1.06        1.17
Year Ended October 31, 2004         $    8.94        0.10         0.58        0.68
Year Ended October 31, 2005         $    9.52        0.16         0.50        0.66
-----------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)   $    8.77        0.01         0.18        0.19
Year Ended October 31, 2004         $    8.96        0.13         0.60        0.73
Year Ended October 31, 2005         $    9.56        0.22         0.51        0.73
-----------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (g)   $   10.02        0.18         0.09        0.27
-----------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001         $    9.82        0.19        (1.19)      (1.00)
Year Ended October 31, 2002         $    8.63        0.17        (0.71)      (0.54)
Year Ended October 31, 2003         $    7.92        0.15         1.07        1.22
Year Ended October 31, 2004         $    8.99        0.16         0.59        0.75
Year Ended October 31, 2005         $    9.59        0.22         0.51        0.73
-----------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                               DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
                                                                         NET ASSET
                                           NET       NET                    VALUE,
                                    INVESTMENT  REALIZED          TOTAL     END OF        TOTAL
                                        INCOME     GAINS  DISTRIBUTIONS     PERIOD   RETURN (a)
---------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001 (d)          (0.16)       --          (0.16) $    8.64      (10.41%)
Year Ended October 31, 2002              (0.18)       --          (0.18) $    7.94       (6.12%)
Year Ended October 31, 2003              (0.16)       --          (0.16) $    9.01       15.75%
Year Ended October 31, 2004              (0.16)       --          (0.16) $    9.60        8.36%
Year Ended October 31, 2005              (0.23)    (0.01)         (0.24) $   10.11        7.86%
---------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001              (0.11)       --          (0.11) $    8.64      (10.84%)
Year Ended October 31, 2002              (0.12)       --          (0.12) $    7.92       (6.96%)
Year Ended October 31, 2003              (0.13)       --          (0.13) $    8.96       14.89%
Year Ended October 31, 2004              (0.10)       --          (0.10) $    9.55        7.72%
Year Ended October 31, 2005              (0.16)    (0.01)         (0.17) $   10.04        6.96%
---------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (e)           --        --             --  $    8.66       (7.08%)(h)
Year Ended October 31, 2002              (0.05)       --          (0.05) $    7.90       (7.13%)
Year Ended October 31, 2003              (0.13)       --          (0.13) $    8.94       14.98%
Year Ended October 31, 2004              (0.10)       --          (0.10) $    9.52        7.67%
Year Ended October 31, 2005              (0.16)    (0.01)         (0.17) $   10.01        6.98%
---------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)           --        --             --  $    8.96        2.17%(h)
Year Ended October 31, 2004              (0.13)       --          (0.13) $    9.56        8.19%
Year Ended October 31, 2005              (0.22)    (0.01)         (0.23) $   10.06        7.68%
---------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (g)        (0.17)       --          (0.17) $   10.12        2.71%(h)
---------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001              (0.19)       --          (0.19) $    8.63      (10.26%)
Year Ended October 31, 2002              (0.17)       --          (0.17) $    7.92       (6.35%)
Year Ended October 31, 2003              (0.15)       --          (0.15) $    8.99       15.59%
Year Ended October 31, 2004              (0.15)       --          (0.15) $    9.59        8.34%
Year Ended October 31, 2005              (0.22)    (0.01)         (0.23) $   10.09        7.66%
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     RATIO/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                                     RATIO OF        INVESTMENT
                                                                RATIO OF NET         EXPENSES     INCOME (LOSS)
                                                                  INVESTMENT        (PRIOR TO         (PRIOR TO
                                    NET ASSETS     RATIO OF           INCOME       REIMBURSE-        REIMBURSE-
                                        AT END     EXPENSES        (LOSS) TO        MENTS) TO         MENTS) TO
                                     OF PERIOD   TO AVERAGE      AVERAGE NET      AVERAGE NET       AVERAGE NET         PORTFOLIO
                                        (000s)   NET ASSETS           ASSETS       ASSETS (b)        ASSETS (b)      TURNOVER (c)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001 (d)     $        9         0.71%            2.40%            2.39%             0.72%           258.23%
Year Ended October 31, 2002         $    1,186         0.48%            2.37%            0.48%             2.37%            34.36%
Year Ended October 31, 2003         $    9,972         0.47%            1.88%                (j)               (j)          13.50%
Year Ended October 31, 2004         $   35,157         0.47%            1.78%            0.47%             1.78%             5.64%
Year Ended October 31, 2005         $   57,505         0.48%            2.35%                (j)               (j)           5.91%
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001         $        9         1.31%            2.11%            4.08%            (0.66%)          258.23%
Year Ended October 31, 2002         $      161         1.23%            1.33%            1.24%             1.32%            34.36%
Year Ended October 31, 2003         $    6,229         1.21%            1.09%                (j)               (j)          13.50%
Year Ended October 31, 2004         $   19,504         1.19%            1.07%            1.19%             1.07%             5.64%
Year Ended October 31, 2005         $   28,907         1.20%            1.66%                (j)               (j)           5.91%
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (e)   $       --         1.31%(i)        (0.67%)(i)      123.09%(i)       (122.45%)(j)       258.23%
Year Ended October 31, 2002         $      416         1.23%            1.89%            1.29%             1.83%            34.36%
Year Ended October 31, 2003         $   21,995         1.22%            0.98%                (j)               (j)          13.50%
Year Ended October 31, 2004         $  102,058         1.19%            1.07%            1.19%             1.07%             5.64%
Year Ended October 31, 2005         $  150,491         1.20%            1.66%                (j)               (j)           5.91%
----------------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)   $        1         0.74%(i)         0.68%(i)         0.84%(i)          0.58(j)          13.50%
Year Ended October 31, 2004         $       42         0.62%            1.79%                (j)               (j)           5.64%
Year Ended October 31, 2005         $      199         0.61%            2.09%                (j)               (j)           5.91%
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (g)   $        1         0.23%(i)         2.45%(i)              (j)              (j)           5.91%
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001         $   58,228         0.61%            2.06%            0.97%             1.70%           258.23%
Year Ended October 31, 2002         $  123,963         0.61%            2.13%            0.65%             2.09%            34.36%
Year Ended October 31, 2003         $  247,424         0.60%            1.82%                (j)               (j)          13.50%
Year Ended October 31, 2004         $  487,130         0.59%            1.66%            0.59%             1.66%             5.64%
Year Ended October 31, 2005         $  934,203         0.60%            2.24%                (j)               (j)           5.91%
----------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Net investment income (loss) is based on average shares outstanding during the period.

(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(g) For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

(h)   Not annualized.

(i)   Annualized.

(j)   There were no fee reductions in this period.

30 | GARTMORE CORE ASSET ALLOCTION SERIES

SECTION 6 GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-----------------------------------------------------------------------------------
                                                      INVESTMENT ACTIVITIES
-----------------------------------------------------------------------------------

                                                                   NET
                                                              REALIZED
                                                                   AND
                                    NET ASSET         NET   UNREALIZED
                                       VALUE,  INVESTMENT        GAINS  TOTAL FROM
                                    BEGINNING      INCOME  (LOSSES) ON  INVESTMENT
                                    OF PERIOD      (LOSS)  INVESTMENTS  ACTIVITIES
-----------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001 (d)     $    9.89        0.35        (0.75)      (0.40)
Year Ended October 31, 2002 (d)     $    9.19        0.26        (0.49)      (0.23)
Year Ended October 31, 2003         $    8.71        0.20         0.75        0.95
Year Ended October 31, 2004         $    9.44        0.19         0.44        0.63
Year Ended October 31, 2005         $    9.88        0.26         0.31        0.57
-----------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001         $    9.89        0.29        (0.75)      (0.46)
Year Ended October 31, 2002(d)      $    9.20        0.20        (0.49)      (0.29)
Year Ended October 31, 2003         $    8.72        0.14         0.75        0.89
Year Ended October 31, 2004         $    9.44        0.13         0.43        0.56
Year Ended October 31, 2005         $    9.88        0.20         0.31        0.51
-----------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (e)   $    9.64       (0.04)       (0.38)      (0.42)
Year Ended October 31, 2002         $    9.22          --        (0.44)      (0.44)
Year Ended October 31, 2003         $    8.72        0.15         0.73        0.88
Year Ended October 31, 2004         $    9.42        0.13         0.43        0.56
Year Ended October 31, 2005         $    9.85        0.18         0.31        0.49
-----------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)   $    9.33        0.01         0.11        0.12
Year Ended October 31, 2004         $    9.45        0.20         0.42        0.62
Year Ended October 31, 2005         $    9.91        0.25         0.31        0.56
-----------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (g)   $   10.17        0.23         0.04        0.27
----------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001         $    9.90        0.31        (0.70)      (0.39)
Year Ended October 31, 2002 (d)     $    9.20        0.26        (0.50)      (0.24)
Year Ended October 31, 2003         $    8.72        0.19         0.76        0.95
Year Ended October 31, 2004         $    9.47        0.19         0.43        0.62
Year Ended October 31, 2005         $    9.91        0.25         0.31        0.56
-----------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                               DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
                                                                         NET ASSET
                                           NET       NET                    VALUE,
                                    INVESTMENT  REALIZED          TOTAL     END OF       TOTAL
                                        INCOME     GAINS  DISTRIBUTIONS     PERIOD  RETURN (a)
---------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001 (d)          (0.30)       --          (0.30) $    9.19       (4.06%)
Year Ended October 31, 2002 (d)          (0.25)       --          (0.25) $    8.71       (2.60%)
Year Ended October 31, 2003              (0.22)       --          (0.22) $    9.44       11.02%
Year Ended October 31, 2004              (0.19)       --          (0.19) $    9.88        6.71%
Year Ended October 31, 2005              (0.26)    (0.01)         (0.27) $   10.18        5.78%
---------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001              (0.23)       --          (0.23) $    9.20       (4.67%)
Year Ended October 31, 2002(d)           (0.19)       --          (0.19) $    8.72       (3.22%)
Year Ended October 31, 2003              (0.17)       --          (0.17) $    9.44       10.37%
Year Ended October 31, 2004              (0.12)       --          (0.12) $    9.88        5.99%
Year Ended October 31, 2005              (0.20)    (0.01)         (0.21) $   10.18        5.08%
---------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (e)           --        --             --  $    9.22       (4.36%)(h)
Year Ended October 31, 2002              (0.06)       --          (0.06) $    8.72       (3.14%)
Year Ended October 31, 2003              (0.18)       --          (0.18) $    9.42       10.26%
Year Ended October 31, 2004              (0.13)       --          (0.13) $    9.85        5.99%
Year Ended October 31, 2005              (0.19)    (0.01)         (0.20) $   10.14        5.01%
---------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)           --        --             --  $    9.45        1.29%(h)
Year Ended October 31, 2004              (0.16)       --          (0.16) $    9.91        6.55%
Year Ended October 31, 2005              (0.24)    (0.01)         (0.25) $   10.22        5.73%
---------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (g)        (0.20)       --          (0.20) $   10.24        3.70%
---------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001              (0.31)       --          (0.31) $    9.20       (3.99%)
Year Ended October 31, 2002 (d)          (0.24)       --          (0.24) $    8.72       (2.70%)
Year Ended October 31, 2003              (0.20)       --          (0.20) $    9.47       11.09%
Year Ended October 31, 2004              (0.18)       --          (0.18) $    9.91        6.59%
Year Ended October 31, 2005              (0.25)    (0.01)         (0.26) $   10.21        5.67%
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     RATIO/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                                     RATIO OF        INVESTMENT
                                                               RATIO OF NET          EXPENSES      INCOME (LOSS)
                                                                 INVESTMENT         (PRIOR TO         (PRIOR TO
                                    NET ASSETS    RATIO OF           INCOME        REIMBURSE-        REIMBURSE-
                                        AT END    EXPENSES        (LOSS) TO         MENTS) TO         MENTS) TO
                                     OF PERIOD  TO AVERAGE      AVERAGE NET       AVERAGE NET       AVERAGE NET         PORTFOLIO
                                        (000s)  NET ASSETS           ASSETS        ASSETS (b)        ASSETS (b)      TURNOVER (c)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001 (d)     $       10        0.71%            3.66%             3.81%             0.56%           235.84%
Year Ended October 31, 2002 (d)     $      898        0.50%            2.99%             0.51%             2.98%            49.00%
Year Ended October 31, 2003         $    4,482        0.53%            2.34%                 (j)               (j)          19.93%
Year Ended October 31, 2004         $   11,157        0.52%            2.12%             0.52%             2.12%             6.66%
Year Ended October 31, 2005         $   16,923        0.54%            2.57%             0.54%             2.57%             8.37%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001         $       10        1.31%            3.14%             4.52%            (0.07%)          235.84%
Year Ended October 31, 2002(d)      $       83        1.27%            2.24%             1.29%             2.22%            49.00%
Year Ended October 31, 2003         $    2,453        1.28%            1.52%                 (j)               (j)          19.93%
Year Ended October 31, 2004         $    4,606        1.21%            1.41%                 (j)               (j)           6.66%
Year Ended October 31, 2005         $    6,002        1.22%            1.90%             1.22%             1.90%             8.37%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (e)   $       --        1.31%(i)        (0.79%)(i)       122.29%(i)       (121.77%)(i)       235.84%
Year Ended October 31, 2002         $       88        1.27%            2.48%             1.33%             2.42%            49.00%
Year Ended October 31, 2003         $    7,530        1.29%            1.45%                 (j)               (j)          19.93%
Year Ended October 31, 2004         $   26,760        1.22%            1.42%                 (j)               (j)           6.66%
Year Ended October 31, 2005         $   39,545        1.22%            1.90%             1.22%             1.90%             8.37%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (f)   $        1        0.81%(i)         1.34%(i)          0.91%(i)          1.24%(i)         19.93%
Year Ended October 31, 2004         $        1        0.60%            2.01%                 (j)               (j)           6.66%
Year Ended October 31, 2005         $        1        0.65%            2.54%             0.65%             2.54%             8.37%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (g)   $        1        0.29%(i)         3.17%(i)              (h)               (h)           8.37%
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001         $   14,772        0.61%            3.34%             2.50%             1.45%           235.84%
Year Ended October 31, 2002 (d)     $   36,927        0.61%            2.82%             0.69%             2.74%            49.00%
Year Ended October 31, 2003         $   78,189        0.61%            2.28%             0.65%             2.24%            19.93%
Year Ended October 31, 2004         $  136,368        0.61%            2.01%             0.61%             2.01%             6.66%
Year Ended October 31, 2005         $  195,790        0.62%            2.49%             0.62%             2.49%             8.37%
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Net investment income (loss) is based on average shares outstanding during the period.

(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(f) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(g) For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

(h)   Not annualized.

(i)   Annualized.

(j)   There were no fee reductions in this period.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 31

SECTION 6 GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

-----------------------------------------------------------------------------------------
                                                           INVESTMENT ACTIVITIES
-----------------------------------------------------------------------------------------
                                                               NET REALIZED
                                                                        AND
                                     NET ASSET          NET      UNREALIZED
                                        VALUE,   INVESTMENT           GAINS   TOTAL FROM
                                     BEGINNING       INCOME     (LOSSES) ON   INVESTMENT
                                     OF PERIOD       (LOSS)     INVESTMENTS   ACTIVITIES
-----------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001          $    9.99         0.45           (0.28)        0.17
Year Ended October 31, 2002          $    9.78         0.28           (0.24)        0.04
Year Ended October 31, 2003          $    9.51         0.26            0.39         0.65
Year Ended October 31, 2004          $    9.88         0.22            0.25         0.47
Year Ended October 31, 2005          $   10.13         0.24            0.12         0.36
-----------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001          $    9.99         0.38           (0.28)        0.10
Year Ended October 31, 2002          $    9.79         0.24           (0.25)       (0.01)
Year Ended October 31, 2003          $    9.53         0.19            0.38         0.57
Year Ended October 31, 2004          $    9.87         0.15            0.25         0.40
Year Ended October 31, 2005          $   10.12         0.21            0.08         0.29
-----------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (d)    $    9.97        (0.05)          (0.13)       (0.18)
Year Ended October 31, 2002          $    9.79         0.23           (0.25)       (0.02)
Year Ended October 31, 2003          $    9.51         0.20            0.37         0.57
Year Ended October 31, 2004          $    9.85         0.16            0.24         0.40
Year Ended October 31, 2005          $   10.09         0.21            0.08         0.29
-----------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (e)    $    9.83         0.02            0.02         0.04
Year Ended October 31, 2004          $    9.87         0.22            0.24         0.46
Year Ended October 31, 2005          $   10.15         0.22            0.14         0.36
-----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (f)    $   10.20         0.27           (0.02)        0.25
-----------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001          $   10.00         0.41           (0.24)        0.17
Year Ended October 31, 2002          $    9.79         0.31           (0.26)        0.05
Year Ended October 31, 2003          $    9.53         0.26            0.38         0.64
Year Ended October 31, 2004          $    9.90         0.23            0.23         0.46
Year Ended October 31, 2005          $   10.15         0.27            0.09         0.36
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                  DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------
                                                                             NET ASSET
                                            NET        NET                      VALUE,
                                     INVESTMENT   REALIZED           TOTAL      END OF        TOTAL
                                         INCOME      GAINS   DISTRIBUTIONS      PERIOD   RETURN (a)
--------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001               (0.38)        --           (0.38)  $    9.78         1.71%
Year Ended October 31, 2002               (0.31)        --           (0.31)  $    9.51         0.45%
Year Ended October 31, 2003               (0.28)        --           (0.28)  $    9.88         6.89%
Year Ended October 31, 2004               (0.22)        --           (0.22)  $   10.13         4.84%
Year Ended October 31, 2005               (0.27)     (0.05)          (0.32)  $   10.17         3.67%
--------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001               (0.30)        --           (0.30)  $    9.79         1.04%
Year Ended October 31, 2002               (0.25)        --           (0.25)  $    9.53        (0.15%)
Year Ended October 31, 2003               (0.23)        --           (0.23)  $    9.87         6.05%
Year Ended October 31, 2004               (0.15)        --           (0.15)  $   10.12         4.12%
Year Ended October 31, 2005               (0.20)     (0.05)          (0.25)  $   10.16         3.02%
--------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (d)            --         --              --   $    9.79        (1.81%)(g)
Year Ended October 31, 2002               (0.26)        --           (0.26)  $    9.51        (0.21%)
Year Ended October 31, 2003               (0.23)        --           (0.23)  $    9.85         6.03%
Year Ended October 31, 2004               (0.16)        --           (0.16)  $   10.09         4.10%
Year Ended October 31, 2005               (0.20)     (0.05)          (0.25)  $   10.13         2.95%
--------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (e)            --         --              --   $    9.87         0.41%(g)
Year Ended October 31, 2004               (0.18)                     (0.18)  $   10.15         4.73%
Year Ended October 31, 2005               (0.26)     (0.05)          (0.31)  $   10.20         3.65%
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (f)         (0.22)        --           (0.22)  $   10.23         2.44%(g)
--------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001               (0.38)        --           (0.38)  $    9.79         1.75%
Year Ended October 31, 2002               (0.31)        --           (0.31)  $    9.53         0.48%
Year Ended October 31, 2003               (0.27)        --           (0.27)  $    9.90         6.76%
Year Ended October 31, 2004               (0.21)        --           (0.21)  $   10.15         4.69%
Year Ended October 31, 2005               (0.26)     (0.05)          (0.31)  $   10.20         3.62%
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                         RATIO/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      RATIO OF NET
                                                                                      RATIO OF          INVESTMENT
                                                                   RATIO OF NET       EXPENSES       INCOME (LOSS)
                                                                     INVESTMENT      (PRIOR TO           (PRIOR TO
                                       NET ASSETS      RATIO OF          INCOME     REIMBURSE-          REIMBURSE-
                                           AT END   EXPENSES TO       (LOSS) TO      MENTS) TO           MENTS) TO
                                        OF PERIOD   AVERAGE NET         AVERAGE    AVERAGE NET         AVERAGE NET     PORTFOLIO
                                           (000S)        ASSETS      NET ASSETS     ASSETS (b)          ASSETS (b)   TURNOVER (c)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001          $         10          0.71%           4.45%          6.91%              (1.75%)      176.59%
Year Ended October 31, 2002          $        802          0.50%           3.62%          0.50%               3.62%        46.89%
Year Ended October 31, 2003          $      1,798          0.53%           2.83%            (i)                 (i)        32.93%
Year Ended October 31, 2004          $      5,008          0.50%           2.43%          0.51%               2.43%        11.67%
Year Ended October 31, 2005          $     28,965          0.53%           2.85%          0.53%               2.85%        13.42%
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001          $         10          1.31%           3.82%          7.70%              (2.57%)      176.59%
Year Ended October 31, 2002          $         75          1.27%           2.77%          1.33%               2.71%        46.89%
Year Ended October 31, 2003          $      1,622          1.29%           1.96%            (i)                 (i)        32.93%
Year Ended October 31, 2004          $      3,437          1.23%           1.70%            (i)                 (i)        11.67%
Year Ended October 31, 2005          $      4,010          1.22%           2.10%          1.22%               2.10%        13.42%
---------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2001 (d)    $         --          1.31%(h)       (0.90)%(h)    121.18%(h)         (120.77%)(h)   176.59%
Year Ended October 31, 2002          $        400          1.27%           2.75%          1.29%               2.73%        46.89%
Year Ended October 31, 2003          $      3,592          1.29%           1.95%            (i)                 (i)        32.93%
Year Ended October 31, 2004          $     13,683          1.24%           1.69%            (i)                 (i)        11.67%
Year Ended October 31, 2005          $     19,106          1.23%           2.10%          1.23%               2.10%        13.42%
---------------------------------------------------------------------------------------------------------------------------------
CLASS R SHARES
Period Ended October 31, 2003 (e)    $          1          0.84%(h)        2.03%(h)       0.94%(h)            1.93(h)      32.93%
Year Ended October 31, 2004          $          1          0.62%           2.30%            (i)                 (i)        11.67%
Year Ended October 31, 2005          $          3          0.65%           2.67%          0.65%               2.67%        13.42%
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2005 (f)    $          1          0.28%(h)        3.74%(h)       0.28%               3.74%        13.42%
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001          $     11,459          0.61%           4.17%          2.58%               2.20%       176.59%
Year Ended October 31, 2002          $     28,253          0.61%           3.49%          0.72%               3.38%        46.89%
Year Ended October 31, 2003          $     59,472          0.61%           2.73%          0.67%               2.68%        32.93%
Year Ended October 31, 2004          $    101,261          0.61%           2.31%          0.63%               2.29%        11.67%
Year Ended October 31, 2005          $    137,589          0.62%           2.70%          0.63%               2.70%        13.42%
---------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among classes of shares.

(d) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.

(e) For the period from October 1, 2003 (commencement of operations) through October 31, 2003.

(f) For the period from December 29, 2004 (commencement of operations) through October 31, 2005.

(g)   Not annualized.

(h)   Annualized.

(i)   There were no fee reductions in this period.

32 | GARTMORE CORE ASSET ALLOCTION SERIES

APPENDIX DESCRIPTION OF UNDERLYING INVESTMENTS

Following are descriptions of the underlying investments selected for each asset class. Each Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds and short-term investments include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS - LARGE CAP

GARTMORE S&P 500 INDEX FUND seeks to approximately match the performance and yield of the S&P 500 Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a "passive" management approach and does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of its assets in a statistically selected sample of equity securities of companies included in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund's portfolio consists of a statistically selected sample of stocks in the S&P 500 and in derivative instruments linked to the S&P 500, primarily exchange traded futures contracts. As a result, the Fund's average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500 as a whole. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER LARGE-CAP INDEX FUNDS THAT SEEK TO MATCH THE PERFORMANCE OF THE S&P 500 INDEX.

U.S. STOCKS - MID CAP

GARTMORE MID CAP MARKET INDEX FUND seeks to match the performance of the S&P Mid Cap 400 Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400 is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a "passive" management approach and, under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400 and in derivative instruments linked to the S&P 400, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400; however, the Fund's average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400 as a whole. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER MID-CAP INDEX FUNDS THAT SEEK TO MATCH THE PERFORMANCE OF THE S&P MID CAP 400 INDEX.

U.S. STOCKS - SMALL CAP

GARTMORE SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses. The Russell 2000 is a marketweighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a "passive" management approach and under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000 and in derivative instruments linked to the Russell 2000, primarily exchange traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000, or in the same weightings. However, the Fund's average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000 Index as a whole. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER SMALL-CAP INDEX FUNDS THAT SEEK TO MATCH THE PERFORMANCE OF THE RUSSELL 2000 INDEX.

INTERNATIONAL STOCKS

GARTMORE INTERNATIONAL INDEX FUND seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a "passive" management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the Index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the Fund's market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER INTERNATIONAL INDEX FUNDS THAT SEEK TO MATCH THE PERFORMANCE OF THE MSCI EAFE INDEX.

                                      GARTMORE CORE ASSET ALLOCATION SERIES | 33

BONDS

GARTMORE BOND INDEX FUND seeks to match the performance of the Lehman Brothers U.S. Aggregate Index ("Index") as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a "passive" management approach and invests in a statistically selected sample of bonds that are included in or correlated with the Index and in derivative instruments linked to the Index or securities within it. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund's exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

THE FUNDS MAY ALSO INVEST IN OTHER BOND INDEX FUNDS THAT SEEK TO MATCH THE PERFORMANCE OF THE INDEX.

THE NATIONWIDE CONTRACT is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed. The Funds' portfolio management team believes the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when stock and bond markets decline simultaneously However, under certain market conditions a Fund's investment in the Nationwide contract could hamper its performance.

SHORT-TERM INVESTMENTS

GARTMORE ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor's account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between 6 months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund's duration or to minimize fluctuation of the Fund's market value.

GARTMORE MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund's dollar-weighted average maturity will be 90 days or less.

THE FUNDS MAY ALSO INVEST IN OTHER SHORT-TERM INVESTMENTS.

34 | GARTMORE CORE ASSET ALLOCATION SERIES

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

                       This page intentionally left blank.

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents--which may be obtained free of charge--contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this Prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)

o     Semi-Annual Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC

o     on the SEC's EDGAR database via the Internet at www.sec.gov,

o     by electronic request publicinfo@sec.gov,

o in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090.), or

o by mail by sending your request to Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

                 (C) 2006 Gartmore Global Investments, Inc. All rights reserved.

                                                                     PR-CAA 5/06

INDEX Series

Gartmore Bond Index Fund
Gartmore International Index Fund
Gartmore Mid Cap Market Index Fund
Gartmore S&P 500 Index Fund
Gartmore Small Cap Index Fund

                                                                 [GARTMORE LOGO]

[GRAPHIC OMITTED]

Fund PROSPECTUS

February 28, 2006
(as revised May 1, 2006)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                                           WWW.GARTMOREFUNDS.COM

FUND AND CLASS                                                           TICKER
--------------------------------------------------------------------------------
Gartmore Bond Index Fund Class A                                          GBIAX
--------------------------------------------------------------------------------
Gartmore Bond Index Fund Class B                                          GBIBX
--------------------------------------------------------------------------------
Gartmore Bond Index Fund Class C                                          GBICX
--------------------------------------------------------------------------------
Gartmore Bond Index Fund Class R                                            n/a
--------------------------------------------------------------------------------
Gartmore Bond Index Fund Institutional Class                              GBXIX
--------------------------------------------------------------------------------
Gartmore International Index Fund Class A                                 GIIAX
--------------------------------------------------------------------------------
Gartmore International Index Fund Class B                                 GIIBX
--------------------------------------------------------------------------------
Gartmore International Index Fund Class C                                 GIICX
--------------------------------------------------------------------------------
Gartmore International Index Fund Class R                                   n/a
--------------------------------------------------------------------------------
Gartmore International Index Fund Institutional Class                     GIXIX
--------------------------------------------------------------------------------
Gartmore Mid Cap Market Index Fund Class A                                GMXAX
--------------------------------------------------------------------------------
Gartmore Mid Cap Market Index Fund Class B                                GMCBX
--------------------------------------------------------------------------------
Gartmore Mid Cap Market Index Fund Class C                                GMCCX
--------------------------------------------------------------------------------
Gartmore Mid Cap Market Index Fund Class R                                  n/a
--------------------------------------------------------------------------------
Gartmore Mid Cap Market Index Fund Institutional Class                    GMXIX
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund Class A                                       GRMAX
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund Class B                                       GRMBX
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund Class C                                       GRMCX
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund Class R                                         n/a
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund Institutional Class                           GRMIX
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund Local Fund                                    GRMLX
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund Service Class                                 GRMSX
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund Institutional Service Class                   GRISX
--------------------------------------------------------------------------------
Gartmore Small Cap Index Fund Class A                                     GMRAX
--------------------------------------------------------------------------------
Gartmore Small Cap Index Fund Class B                                     GMRBX
--------------------------------------------------------------------------------
Gartmore Small Cap Index Fund Class C                                     GMRCX
--------------------------------------------------------------------------------
Gartmore Small Cap Index Fund Class R                                       n/a
--------------------------------------------------------------------------------
Gartmore Small Cap Index Fund Institutional Class                         GMRIX
--------------------------------------------------------------------------------

TABLE OF CONTENTS

4     SECTION 1: FUND SUMMARIES AND PERFORMANCE
      Gartmore Bond Index Fund
      Gartmore International Index Fund
      Gartmore Mid Cap Market Index Fund
      Gartmore S&P 500 Index Fund
      Gartmore Small Cap Index Fund

26    SECTION 2: FUND DETAILS
      Additional Information about Investments,
        Investment Techniques and Risks

30    SECTION 3: FUND MANAGEMENT
      Investment Adviser
      Multi-Manager Structure
      Subadviser
      Portfolio Management

32    SECTION 4: INVESTING WITH GARTMORE
      Choosing a Share Class
      Sales Charges and Fees
      Contacting Gartmore Funds
      Buying Shares
      Fair Valuation
      Customer Identification Information
      Exchanging Shares
      Automatic Withdrawal Program
      Selling Shares
      Excessive or Short-Term Trading
      Exchange and Redemption Fees

43    SECTION 5: DISTRIBUTIONS AND TAXES
      Distributions and Capital Gains
      Selling and Exchanging Shares
      Other Tax Jurisdictions
      Tax Status for Retirement Plans and
        Other Tax-Deferred Accounts
      Backup Withholding

44    SECTION 6: FINANCIAL HIGHLIGHTS

                                                       GARTMORE INDEX SERIES | 1

--------------------------------------------------------------------------------

INDEX Series

INTRODUCTION TO THE INDEX SERIES

THIS PROSPECTUS PROVIDES INFORMATION ABOUT FIVE FUNDS (THE "FUNDS"), THE SHARES OF WHICH ARE OFFERED BY GARTMORE MUTUAL FUNDS (THE "TRUST"):

Gartmore Bond Index Fund
Gartmore International Index Fund
Gartmore Mid Cap Market Index Fund
Gartmore S&P 500 Index Fund
Gartmore Small Cap Index Fund

THE FUNDS ARE PRIMARILY INTENDED:

o To seek to match the performance of a specific market index before the deduction of Fund expenses.

The following section summarizes key information about the Funds, including information regarding their investment objectives, principal strategies, principal risks, performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO GUARANTEE THAT ANY OF THE FUNDS WILL MEET THEIR RESPECTIVE OBJECTIVES OR THAT THE FUNDS' PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

Each Fund's investment objective can be changed without shareholder approval.

A NOTE ABOUT SHARE CLASSES

o Gartmore Bond Index Fund, Gartmore International Index Fund, Gartmore Mid Cap Market Index Fund and Gartmore Small Cap Index Fund offer four share classes -- Class A, Class B, Class C and Institutional Class.

o Gartmore S&P 500 Index Fund offers seven share classes -- Class A, Class B, Class C, Institutional Class, Local Fund, Service Class and Institutional Service Class.

All other classes of the above Funds that are in this Prospectus have not yet commenced operations.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

A NOTE ABOUT THE INDEX SERIES

The Funds in the Index Series each employ a "passive management" or "indexing" investment approach, seeking to invest in a portfolio of securities substantially the same as the securities tracked in a benchmark index. Each Fund's performance is expected to approximately match the performance of its applicable index prior to the deduction of Fund expenses. Each Fund may change its target index without shareholder approval if Gartmore Mutual Fund Capital Trust (the "Adviser" or "Gartmore") believes that a different index better represents the performance of the applicable market segment.

The Funds each employ a "multi-manager" structure, which means that Gartmore may hire, replace or terminate one or more unaffiliated subadvisers without shareholder approval. The Adviser believes this structure provides it with increased flexibility to manage the Funds and to operate them more efficiently. See Section 3, Fund Management: Multi-Manager Structure.

2 | GARTMORE INDEX SERIES

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

BONDS - debt obligations issued by corporations, governments and other issuers.

COMMON STOCK - securities representing shares of ownership of a corporation.

DERIVATIVE - a contract whose value is based on the performance of an underlying financial asset, index or economic measure.

DURATION - related in part to the remaining time until maturity of a bond, duration is a measure of how much the price of a bond would change compared to a change in market interest rates. A bond's value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

EQUITY SECURITIES - securities including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign funds or trusts and depositary receipts, that represent an ownership interest in the issuer.

FIXED-INCOME SECURITIES - securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

INVESTMENT GRADE - the four highest rating categories of nationally recognized rating agencies, including Moody's, Standard & Poor's and Fitch.

LARGE-CAP COMPANIES - companies whose market capitalization is similar to those of companies included in the Standard & Poor's (S&P) 500(R) Index, ranging from $665 million to $370.3 billion as of December 31, 2005.

MARKET CAPITALIZATION - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

MARKET-WEIGHTED INDEX - an index in which the weighting of each security is based on the issuing company's market capitalization. Changes in the price of a company with a large capitalization affect the level of the index more than do changes in the price of a company with a smaller capitalization.

MATURITY - the time at which the principal amount of a bond is scheduled to be returned to investors.

MID-CAP COMPANIES - companies whose market capitalization is similar to those of companies included in the S&P 400 Index, ranging from $423 million to $14.6 billion as of December 31, 2005.

MORTGAGE-BACKED SECURITIES - fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

SMALL-CAP COMPANIES - companies whose market capitalization is similar to those of companies included in the Russell 2000(R) Index, ranging from $26 million to $4.4 billion as of December 31, 2005.

U.S. GOVERNMENT AGENCY SECURITIES - debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

U.S. GOVERNMENT SECURITIES - debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

                                                       GARTMORE INDEX SERIES | 3

SECTION 1 GARTMORE BOND INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Lehman Brothers U.S. Aggregate Index ("Lehman Aggregate Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the Lehman Aggregate Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of BONDS and other FIXED-INCOME SECURITIES that are included in or correlated with the Lehman Aggregate Index, as well as DERIVATIVES linked to that index. The Lehman Aggregate Index is composed primarily of U.S. dollar-denominated INVESTMENT GRADE bonds of different types, including:

o     U.S. GOVERNMENT SECURITIES

o     U.S. GOVERNMENT AGENCY SECURITIES

o     corporate bonds issued by U.S. and foreign companies

o     MORTGAGE-BACKED SECURITIES

o     securities of foreign governments and their agencies

o     securities of supranational entities, such as the World Bank

The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Lehman Aggregate Index which are selected to reflect characteristics such as MATURITY, DURATION, or credit quality similar to the Lehman Aggregate Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

INTEREST RATE RISK - generally, when interest rates go up, the value of fixed income securities goes down.

CREDIT RISK - a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower rated securities.

PREPAYMENT RISK - certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

EXTENSION RISK - when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, causing the value of the securities to fall.

MORTGAGE-BACKED SECURITIES RISK - these securities are subject to all of the above-referenced risks including interest rate risk, credit risk, prepayment risk and extension risk. Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than do other fixed-income securities and small changes in interest rates can quickly reduce the value of those securities.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

DERIVATIVES RISK - the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

FOREIGN RISK - the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

PORTFOLIO TURNOVER - The Fund may engage in active and frequent trading of portfolio securities. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

o     increase share price volatility, and

o     result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

4 | GARTMORE INDEX SERIES

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance is not necessarily indicative of how the Fund will perform in the future.

The Fund commenced operations on December 29, 1999 and until October 15, 2001 invested all of its assets in the Master Aggregate Bond Series ("Series"), which was also managed by the Fund's subadviser. The returns shown for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. The returns reflect the Fund's actual Class A expenses from December 29, 1999 through December 31, 2005. However, on October 15, 2001, the Fund's assets were redeemed from the Series and since that time have been managed by the Fund.

ANNUAL TOTAL RETURNS - CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

              1998   1999    2000    2001   2002   2003   2004   2005
             -----  ------  ------  -----  -----  -----  -----  -----
             9.00%  -0.96%  11.60%  7.20%  8.50%  3.20%  3.73%  1.87%

BEST QUARTER: 5.31% - 4TH QTR OF 2000
WORST QUARTER: -2.63% - 2ND QTR OF 2004

                                                       GARTMORE INDEX SERIES | 5

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005
                                                                          SINCE
                                                                      INCEPTION
                                            1 YEAR    5 YEARS   (DEC. 29, 1999)
--------------------------------------------------------------------------------
Class A shares - Before Taxes(2)            -3.95%      3.80%             5.46%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions(2)                            -5.24%      2.23%             4.24%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sale of Shares(2)         -2.57%(3)   2.29%             3.97%
--------------------------------------------------------------------------------
Class B shares - Before Taxes(3)            -3.64%      4.17%             5.87%
--------------------------------------------------------------------------------
Class C shares - Before Taxes(4,5)           0.28%      4.51%             5.87%
--------------------------------------------------------------------------------
Class R shares - Before Taxes(5)             1.26%      4.51%             5.87%
--------------------------------------------------------------------------------
Institutional Class shares -
Before Taxes(2)                              2.18%      5.49%             6.48%
--------------------------------------------------------------------------------
Lehman Aggregate Index(6)                    2.43%      5.87%             6.81%

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 These returns until the creation of Class A and Institutional Class shares (12/29/99) include the previous performance of the Series, which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund's shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

3 These returns until the creation of Class B shares (10/12/01) include the previous performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

4 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.

5 These returns are based on the previous performance of the Fund for the period through December 28, 1999, the Class A shares from December 29, 1999 until October 11, 2001 and the Class B shares from October 12, 2001 to December 31, 2005. Class C shares commenced operations on March 29, 2006 and, therefore, are not included in the table. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced because all classes invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and administrative services fees) applicable to such classes. If these other fees were reflected, the performance for Class R would have been lower.

6 The Lehman Aggregate Index is an unmanaged market value-weighted index comprised of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the U.S. bond market as a whole. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

6 | GARTMORE INDEX SERIES

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                   CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                                                                                              CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                                   5.75%(2)         None             None             None             None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                None             5.00%(3)         1.00%(4)         None             None
------------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                         2.00%            2.00%            2.00%            2.00%            2.00%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                    CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   INSTITUTIONAL
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                                                                          CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                                          0.22%            0.22%            0.22%            0.22%            0.22%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)              0.25%            1.00%            1.00%            0.40%(6)         None
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                                 0.30%            0.15%            0.15%            0.35%            0.15%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                                0.77%            1.37%            1.37%            0.97%            0.37%
------------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(8)                          0.05%            0.05%            0.05%            0.05%            0.05%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                           0.72%            1.32%            1.32%            0.92%            0.32%

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class--Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption Fees.

6 Pursuant to the Fund's Rule 12b-1 Plan, Class R shares are subject to a maximum 12b-1fee of 0.50% of the average daily net assets of the Fund's Class R shares, but will limit such fees to no more than 0.40% during the current fiscal year. For more information see Section 4, Investing with
      Gartmore: Sales Charges and Fees.

7 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. For the year ended October 31, 2005, administrative services fees for Class A and Class R shares were 0.15% and 0.20% respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

8 Gartmore Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.32% for all share classes until at least February 28, 2007. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than five years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of Rule 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.82% for Class A shares and 1.07% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

                                                       GARTMORE INDEX SERIES | 7

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
Class A shares               $  644   $    801   $   974   $  1,470
--------------------------------------------------------------------
Class B shares               $  634   $    729   $   945   $  1,401
--------------------------------------------------------------------
Class C shares               $  234   $    429   $   745   $  1,642
--------------------------------------------------------------------
Class R shares               $   94   $    304   $   531   $  1,185
--------------------------------------------------------------------
Institutional Class shares   $   33   $    114   $   203   $    463
--------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares*:

                             1 YEAR   3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------------------
Class B shares               $  134   $  429     $  745    $ 1,401
--------------------------------------------------------------------
Class C shares               $  134   $  429     $  745    $ 1,642
--------------------------------------------------------------------

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

8 | GARTMORE INDEX SERIES

SECTION 1 GARTMORE INTERNATIONAL INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of EQUITY SECURITIES of companies included in the MSCI EAFE Index and in DERIVATIVE instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a MARKET-WEIGHTED INDEX composed of COMMON STOCKS of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative MARKET CAPITALIZATION of each of the countries in the MSCI EAFE Index.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings. The Fund's portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE Index as a whole.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

FOREIGN RISK - the Fund's investments in foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

                                                       GARTMORE INDEX SERIES | 9

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance is not necessarily indicative of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                   [BAR CHART]

  2000     2001     2002    2003    2004    2005
-------  -------  -------  ------  ------  ------
-13.70%  -22.50%  -17.70%  37.00%  19.14%  13.52%

BEST QUARTER: 18.94% - 2ND QTR OF 2003
WORST QUARTER: -21.10% - 3RD QTR OF 2002

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005

                                                                          SINCE
                                                                      INCEPTION
                                             1 YEAR   5 YEARS   (DEC. 29, 1999)
--------------------------------------------------------------------------------
Class A shares - Before Taxes                 6.97%     2.19%            -0.62%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions                                 6.09%     1.65%            -1.11%
--------------------------------------------------------------------------------
Class A shares - After Taxes on
Distributions and Sale of Shares(2)           5.21%     1.62%            -0.76%
--------------------------------------------------------------------------------
Class B shares - Before Taxes                 7.74%     2.32%            -0.34%
--------------------------------------------------------------------------------
Class C shares - Before Taxes(3)             10.20%     2.40%            -0.57%
--------------------------------------------------------------------------------
Class R shares - Before Taxes(3)             12.74%     2.69%            -0.34%
--------------------------------------------------------------------------------
Institutional Class shares - Before Taxes    13.82%     3.75%             0.73%
--------------------------------------------------------------------------------
MSCI EAFE Index(4)                           14.02%     4.94%             1.53%

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 The since inception performance for "Class A Shares--After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.

3 These returns until the creation of Class C shares (2/14/05) include the previous performance of the Fund's Class B shares. These returns for Class R shares (which have not commenced operation) through December 31, 2005 also include the previous performance of the Fund's Class B shares, which began operations on December 29, 1999 prior to the creation of the Class C and Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced because all three classes invest in the same portfolio of securities. The performance for Class C and Class R shares has been restated for sales charges (where applicable), but does not reflect the lower fees applicable to such classes.

4 The MSCI EAFE Index is an unmanaged free float-adjusted, market capitalization-weighted index that that is designed to measure in stocks of developed markets outside of the United States and Canada. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

10 | GARTMORE INDEX SERIES

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                                       INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                          CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                                   5.75%(2)         None             None             None             None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                None             5.00%(3)         1.00%(4)         None             None
------------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                         2.00%            2.00%            2.00%            2.00%            2.00%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                                                                        INSTITUTIONAL
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)     CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                                          0.27%            0.27%            0.27%            0.27%            0.27%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees (paid from Fund assets to cover
the cost of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)                      0.25%            1.00%            1.00%            0.40%(6)         None
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                                 0.31%            0.16%            0.16%            0.36%            0.16%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                                0.83%            1.43%            1.43%            1.03%            0.43%
------------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursemen(8)                           0.06%            0.06%            0.06%            0.06%            0.06%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                           0.77%            1.37%            1.37%            0.97%            0.37%

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class--Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption Fees.

6 Pursuant to the Fund's Rule 12b-1 Plan, Class R shares are subject to a maximum 12b-1 fee of 0.50% of the average daily net assets of the Fund's Class R shares, but will limit such fees to no more than 0.40% during the current fiscal year. For more information see Section 4, Investing with
      Gartmore: Sales Charges and Fees.

7 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. For the year ended October 31, 2005, administrative services fees for Class A and Class R shares were 0.15% and 0.20% respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

8 Gartmore Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.37% for all share classes until at least February 28, 2007. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than five years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of Rule 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.87% for Class A shares and 1.12% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

                                                      GARTMORE INDEX SERIES | 11

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $649      $819    $1,003     $1,536
--------------------------------------------------------------------------------
Class B shares                              $639      $747      $976     $1,468
--------------------------------------------------------------------------------
Class C shares                              $239      $447      $776     $1,708
--------------------------------------------------------------------------------
Class R shares                               $99      $322      $563     $1,254
--------------------------------------------------------------------------------
Institutional Class shares                   $38      $132      $235       $536

You would pay the following expenses on the same investment if you did not sell your shares*:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                              $139      $447      $776     $1,468
--------------------------------------------------------------------------------
Class C shares                              $139      $447      $776     $1,708
--------------------------------------------------------------------------------

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

12 | GARTMORE INDEX SERIES

SECTION 1 GARTMORE MID CAP MARKET INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Standard & Poor's MidCap 400(R) Index ("S&P 400 Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of EQUITY SECURITIES of companies included in the S&P 400 Index and in DERIVATIVE instruments linked to the S&P 400 Index, primarily futures contracts.

The S&P 400 Index is a MARKET-WEIGHTED INDEX composed of approximately 400 COMMON STOCKS of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2005, the MARKET CAPITALIZATIONS of companies in the S&P 400 Index ranged from $423 million to $14.6 billion.

The Fund does not necessarily invest in all of the securities in the S&P 400 Index, or in the same weightings. The Fund's portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

MID-CAP RISK - in general, stocks of mid-cap companies may be more volatile and less liquid than larger company stocks.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

                                                      GARTMORE INDEX SERIES | 13

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance is not necessarily indicative of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]

              2000     2001      2002     2003     2004     2005
             ------   ------   -------   ------   ------   ------
             18.30%   -1.80%   -15.30%   34.40%   15.58%   11.82%

BEST QUARTER: 17.99% - 4TH QTR OF 2001
WORST QUARTER: -16.81% - 3RD QTR OF 2001

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005
                                                                           SINCE
                                                                       INCEPTION
                                              1 YEAR  5 YEARS    (DEC. 29, 1999)
--------------------------------------------------------------------------------
Class A shares - Before Taxes                  5.39%    6.38%              8.38%
--------------------------------------------------------------------------------
Class A shares - After Taxes
on Distributions                               4.28%    5.91%              7.64%
--------------------------------------------------------------------------------
Class A shares - After Taxes
on Distributions and Sale of Shares            4.29%    5.34%              6.91%
--------------------------------------------------------------------------------
Class B shares - Before Taxes(2)               6.19%    6.69%              8.90%
--------------------------------------------------------------------------------
Class C shares - Before Taxes(2,3)            10.14%    6.98%              8.88%
--------------------------------------------------------------------------------
Class R shares - Before Taxes(4)              11.19%    6.99%              8.90%
--------------------------------------------------------------------------------
Institutional Class shares -
Before Taxes                                  12.29%    8.11%              9.94%
--------------------------------------------------------------------------------
S&P 400 Index(5)                              12.55%    8.60%             10.04%

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 These returns until the creation of Class B shares (5/25/01) include performance based on the Fund's Class A shares. These returns until the creation of Class C shares (10/22/03) include the previous performance of the Fund's Class A shares for the period through May 24, 2001 and the Fund's Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all three classes invest in the same portfolio of securities. The performance for Class B and Class C has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.

3 Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

4 These returns are based on the previous performance of the Fund's Class A shares for the period through May 24, 2001 and the Fund's Class B shares for the period May 25, 2001 to December 31, 2005. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.

5 The S&P 400 Index is an unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual returns of the Index would be lower.

14 | GARTMORE INDEX SERIES

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                                       INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                          CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                                   5.75%(2)         None             None             None             None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                None             5.00%(3)         1.00%(4)         None             None
------------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                         2.00%            2.00%            2.00%            2.00%            2.00%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE                                                                                                    INSTITUTIONAL
DEDUCTED FROM FUND ASSETS)                        CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS R SHARES   CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                                          0.22%            0.22%            0.22%            0.22%            0.22%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees
(paid from Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)                      0.25%            1.00%            1.00%            0.40%(6)         None
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                                 0.30%            0.16%            0.16%            0.36%            0.16%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                                0.77%            1.38%            1.38%            0.98%            0.38%
------------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(8)                          0.06%            0.06%            0.06%            0.06%            0.06%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                           0.71%            1.32%            1.32%            0.92%            0.32%

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class--Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption Fees.

6 Pursuant to the Fund's Rule 12b-1 Plan, Class R shares are subject to a maximum 12b-1 fee of 0.50% of the average daily net assets of the Fund's Class R shares, but will limit such fees to no more than 0.40% during the current fiscal year. For more information see Section 4, Investing with
      Gartmore: Sales Charges and Fees.

7 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. For the year ended October 31, 2005, administrative services fees for Class A and Class R shares were 0.14% and 0.20% respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

8 Gartmore Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.32% for all share classes until at least February 28, 2007 . This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than five years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.82% for Class A shares and 1.07% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

                                                      GARTMORE INDEX SERIES | 15

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                              $643      $801      $973     $1,469
--------------------------------------------------------------------------------
Class B shares                              $634      $731      $950     $1,407
--------------------------------------------------------------------------------
Class C shares                              $234      $431      $750     $1,652
--------------------------------------------------------------------------------
Class R shares                              $ 94      $306      $536     $1,196
--------------------------------------------------------------------------------
Institutional Class shares                  $ 33      $116      $207     $  475
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares*:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                              $134      $431      $750     $1,407
--------------------------------------------------------------------------------
Class C shares                              $134      $431      $750     $1,652
--------------------------------------------------------------------------------

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

16 | GARTMORE INDEX SERIES

SECTION 1 GARTMORE S&P 500 INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500(R) Index ("S&P 500 Index").

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of EQUITY SECURITIES of companies included in the S&P 500 Index and in DERIVATIVE instruments linked to the S&P 500 Index, primarily futures contracts.

The S&P 500 Index is a MARKET-WEIGHTED INDEX composed of approximately 500 COMMON STOCKS of large U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2005, the MARKET CAPITALIZATIONS of companies in the S&P 500 Index ranged from $665 million to $370.3 billion.

The Fund does not necessarily invest in all of the securities in the S&P 500 Index, or in the same weightings. The Fund's portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P 500 Index as a whole.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

DERIVATIVES RISK - the risk of disproportionately increased losses and reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

If the value of the Fund's investments goes down, you may lose money.

                                                      GARTMORE INDEX SERIES | 17

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance is not necessarily indicative of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - LOCAL FUND SHARES
(YEARS ENDED DECEMBER 31)

                       [BAR CHART]

           1999     2000      2001      2002     2003     2004     2005
          ------   ------   -------   -------   ------   ------   -----
          20.10%   -9.40%   -12.40%   -22.50%   28.30%   10.58%   4.65%

BEST QUARTER: 15.21% - 2ND QTR OF 2003
WORST QUARTER: -17.36% - 3RD QTR OF 2002

18 | GARTMORE INDEX SERIES

After-tax returns are shown in the table for Local Fund shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005
                                                                          SINCE
                                                                      INCEPTION
                                             1 YEAR  5 YEARS    (JULY 24, 1998)
--------------------------------------------------------------------------------
Class A shares - Before Taxes(2)             -1.57%   -1.16%              1.48%
--------------------------------------------------------------------------------
Class B shares - Before Taxes(2)             -1.35%   -1.07%              1.74%
--------------------------------------------------------------------------------
Class C shares - Before Taxes(3,4)            2.68%   -0.68%              1.74%
--------------------------------------------------------------------------------
Class R shares - Before Taxes(5)              3.65%   -0.68%              1.74%
--------------------------------------------------------------------------------
Service Class shares - Before Taxes(2)        4.24%   -0.08%              2.11%
--------------------------------------------------------------------------------
Institutional Service Class
shares - Before Taxes(2)                      4.48%    0.09%              2.29%
--------------------------------------------------------------------------------
Institutional Class shares -
Before Taxes(2)                               4.73%    0.35%              2.57%
--------------------------------------------------------------------------------
Local Fund shares - Before Taxes              4.65%    0.25%              2.44%
--------------------------------------------------------------------------------
Local Fund shares - After Taxes on
Distributions                                 4.29%   -0.06%              2.05%
--------------------------------------------------------------------------------
Local Fund shares - After Taxes on
Distributions and Sale of Shares              3.48%    0.09%              1.92%
--------------------------------------------------------------------------------
S&P 500 Index(6)                              4.91%    0.54%              3.03%

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 These returns for the period prior to the creation of a particular class are based on the previous performance of the Fund's Local Fund Shares. These returns were achieved prior to the creation of Class A, Class B and Institutional Class shares (12/29/99) and Service Class and Institutional Service Class shares (11/2/98). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Institutional Class, Service Class and Institutional Service Class shares would have produced because these classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Service Class and Institutional Service Class would have been lower.

3 These returns until the creation of Class C shares (10/22/03) are based on the previous performance of the Fund's Local Fund Shares for the period through December 28, 1999 and the Fund's Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund's other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

4 Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

5 These returns are based on the performance of the Fund's Local Fund Shares for the period through December 28, 1999 and the Fund's Class B shares for the period from December 29, 1999 to December 31, 2005. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because all classes of shares will invest in the same portfolio of securities.

6 The S&P 500 Index is an unmanaged, market capitalization-weighted index that measures the performance of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

                                                      GARTMORE INDEX SERIES | 19

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                                   SERVICE   INSTITUTIONAL   INSTITUTIONAL   LOCAL
(PAID DIRECTLY                            CLASS A    CLASS B   CLASS C   CLASS R   CLASS     SERVICE CLASS   CLASS           FUND
FROM YOUR INVESTMENT)(1)                  SHARES     SHARES    SHARES    SHARES    SHARES    SHARES          SHARES          SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price)                           5.75%(2)   None      None      None      None      None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                        None       5.00%(3)  1.00%(4)  None      None      None            None            None
------------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                 2.00%      2.00%     2.00%     2.00%     2.00%     2.00%           2.00%           2.00%

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                                     SERVICE   INSTITUTIONAL   INSTITUTIONAL   LOCAL
(EXPENSES THAT ARE                        CLASS A    CLASS B   CLASS C   CLASS R   CLASS     SERVICE CLASS   CLASS           FUND
DEDUCTED FROM FUND ASSETS)                SHARES     SHARES    SHARES    SHARES    SHARES    SHARES          SHARES          SHARES
------------------------------------------------------------------------------------------------------------------------------------
Management Fees (paid to have the
Fund's investments professionally
managed)                                  0.13%      0.13%     0.13%     0.13%     0.13%     0.13%           0.13%           0.13%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees(paid from Fund assets to cover
the cost of sales, promotions and
other distribution activities,
as well as certain shareholder
servicing costs)                          0.25%      1.00%     1.00%     0.40%(6)  0.15%     None            None            0.07%
------------------------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                         0.17%       0.15%    0.15%     0.35%     0.40%     0.40%           0.15%           0.15%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                        0.55%      1.28%     1.28%     0.88%     0.68%     0.53%           0.28%           0.35%
------------------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(8)                  0.05%      0.05%     0.05%     0.05%     0.05%     0.05%           0.05%           0.05%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                   0.50%      1.23%     1.23%     0.83%     0.63%     0.48%           0.23%           0.30%

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class--Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption Fees.

6 Pursuant to the Fund's Rule 12b-1 Plan, Class R shares are subject to a maximum 12b-1 fee of 0.50% of the average daily net assets of the Fund's Class R shares, but will limit such fees to no more than 0.40% during the current fiscal year. For more information see Section 4, Investing with
      Gartmore: Sales Charges and Fees.

7 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. For the year ended October 31, 2005, administrative services fees for Class A and Class R shares were 0.02% and 0.20% respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

8 Gartmore Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.23% for all share classes until at least February 28, 2007. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses, and administrative services fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than five years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.73% for Class A shares, 0.98% for Class R shares, 0.63% for Service Class shares and 0.48% for Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses.

20 | GARTMORE INDEX SERIES

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A shares                             $623      $736     $ 860     $1,220
--------------------------------------------------------------------------------
Class B shares                             $625      $701     $ 897     $1,244
--------------------------------------------------------------------------------
Class C shares                             $225      $401     $ 697     $1,541
--------------------------------------------------------------------------------
Class R shares                             $ 85      $276     $ 483     $1,080
--------------------------------------------------------------------------------
Service Class shares                       $ 64      $213     $ 374     $  842
--------------------------------------------------------------------------------
Institutional Service Class shares         $ 49      $165     $ 291     $  660
--------------------------------------------------------------------------------
Institutional Class shares                 $ 24      $ 85     $ 152     $  351
--------------------------------------------------------------------------------
Local Fund shares                          $ 31      $107     $ 191     $  438
--------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares*:

                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class B shares                             $125      $401     $ 697     $1,244
--------------------------------------------------------------------------------
Class C shares                             $125      $401     $ 697     $1,541
--------------------------------------------------------------------------------

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class, Local Fund, Service Class and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

                                                      GARTMORE INDEX SERIES | 21

SECTION 1 GARTMORE SMALL CAP INDEX FUND SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to match the performance of the Russell 2000(R) Index ("Russell 2000 Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES

The Fund employs a "passive" management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of EQUITY SECURITIES of companies included in the Russell 2000 Index and in DERIVATIVE instruments linked to the Russell 2000 Index, primarily futures contracts.

The Russell 2000 Index is a MARKET-WEIGHTED INDEX composed of approximately 2,000 COMMON STOCKS of smaller U.S. companies in a wide range of businesses chosen by The Frank Russell Company based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2005, the MARKET CAPITALIZATIONS of companies in the Russell 2000 Index ranged from $26 million to $4.4 billion.

The Fund invests in a statistically selected sample of stocks included in the Russell 2000 Index and in derivative instruments linked to the Russell 2000 Index, primarily futures contracts.

The Fund does not necessarily invest in all of the securities in the Russell 2000 Index, or in the same weightings. The Fund's portfolio managers choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the Russell 2000 Index as a whole.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade go down.

INDEX FUND RISK - the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares. Further, the Fund has operating expenses, while the index does not. Therefore, the Fund will tend to underperform the index to some degree over time.

SMALL-CAP RISK - results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities for gains when the security prices, interest rates, currency values, or other such measures underlying derivatives change in unexpected ways. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

22 | GARTMORE INDEX SERIES

PERFORMANCE

The bar chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. If taxes and the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, however, that past performance is not necessarily indicative of how the Fund will perform in the future.

The Fund commenced operations on December 29, 1999 and until October 15, 2001 invested all of its assets in the Master Small Cap Series ("Series"), which was also managed by the Fund's subadviser. The returns shown for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. The returns reflect the Fund's actual Class A expenses from December 29, 1999 through December 31, 2005. However, on October 15, 2001, the Fund's assets were redeemed from the Series and since that time have been managed by the Fund.

ANNUAL TOTAL RETURNS - CLASS A SHARES
(YEARS ENDED DECEMBER 31)

                                   [BAR CHART]
          1998    1999    2000    2001    2002    2003    2004    2005
         ------  ------  ------  -----  -------  ------  ------  -----
         -2.30%  21.80%  -6.20%  1.70%  -20.90%  45.40%  17.76%  4.34%

BEST QUARTER: 22.86% - 2ND QTR OF 2003
WORST QUARTER: -21.16% - 3RD QTR OF 2002

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

AVERAGE ANNUAL TOTAL RETURNS(1)
AS OF DECEMBER 31, 2005
                                                                   SINCE
                                                               INCEPTION
                                      1 YEAR   5 YEARS   (DEC. 29, 1999)
-------------------------------------------------------------------------
Class A shares - Before Taxes(2)      -1.65%     6.26%             8.00%
-------------------------------------------------------------------------
Class A shares - After Taxes on
   Distributions(2)                   -2.56%     5.65%             7.59%
-------------------------------------------------------------------------
Class A shares - After Taxes on
   and Sale of Shares(2)              -0.35%     5.16%             6.87%
-------------------------------------------------------------------------
Class B shares - Before Taxes(3)      -1.28%     6.62%             8.40%
-------------------------------------------------------------------------
Class C shares - Before Taxes(3,4)     2.74%     6.97%             8.42%
-------------------------------------------------------------------------
Class R shares - Before Taxes(5)       3.69%     6.93%             8.40%
-------------------------------------------------------------------------
Institutional Class Shares -
   Before Taxes(2)                     4.72%     8.00%             9.06%
-------------------------------------------------------------------------
Russell 2000 Index(6)                  4.55%     8.22%             6.26%

1 Total returns include the impact of any sales charges and assume redemption of shares at the end of each period.

2 These returns until the creation of Class A and Institutional Class shares (12/29/99) are based on the previous performance of the Series, which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because all three classes invest in the same portfolio of securities. The performance for Class A and Institutional Class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

3 These returns until the creation of Class B shares (11/29/01) include performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001. These returns until the creation of Class C shares (10/22/03) are based on the previous performance of the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund's Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class B and Class C shares has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.

4 Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

5 These returns are based on the previous performance of the Fund's Class B shares. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because all classes of shares will invest in the same portfolio of securities.

6 The Russell 2000 Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual returns of the Index would be lower.

                                                      GARTMORE INDEX SERIES | 23

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select.

-----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY                                                                          INSTITUTIONAL
FROM YOUR INVESTMENT)(1)                 CLASS A SHARES  CLASS B SHARES  CLASS C SHARES  CLASS R SHARES  CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price)            5.75%(2)        None            None            None            None
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)           None            5.00%(3)        1.00%(4)        None            None
-----------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(5)                2.00%           2.00%           2.00%           2.00%           2.00%

-----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE                                                                                       INSTITUTIONAL
DEDUCTED FROM FUND ASSETS)               CLASS A SHARES  CLASS B SHARES  CLASS C SHARES  CLASS R SHARES  CLASS SHARES
-----------------------------------------------------------------------------------------------------------------------
Management Fees (paid
to have the Fund's investments
professionally managed)(7)               0.20%           0.20%           0.20%           0.20%           0.20%
-----------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees (paid from Fund assets to cover
the cost of sales, promotions and
other distribution activities, as well
as certain shareholder servicing costs)  0.25%           1.00%           1.00%           0.40%(6)        None
-----------------------------------------------------------------------------------------------------------------------
Other Expenses(7)                        0.32%           0.17%           0.17%           0.37%           0.17%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES                       0.77%           1.37%           1.37%           0.97%           0.37%
-----------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement(8)                 0.07%           0.07%           0.07%           0.07%           0.07%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)           0.70%           1.30%           1.30%           0.90%           0.30%

1 If you buy and sell shares through a broker or other financial intermediary, the intermediary may also charge you a transaction fee.

2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 4, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

3 A contingent deferred sales charge (CDSC) beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 4, Investing with Gartmore: Choosing a Share Class--Class B Shares.

4 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 4, Investing with Gartmore: Choosing a Share Class--Class C Shares.

5 A redemption/exchange fee of 2% applies to shares redeemed or exchanged within seven calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See
      Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption Fees.

6 Pursuant to the Fund's Rule 12b-1 Plan, Class R shares are subject to a maximum 12b-1fee of 0.50% of the average daily net assets of the Fund's Class R shares, but will limit such fees to no more than 0.40% during the current fiscal year. For more information see Section 4, Investing with
      Gartmore: Sales Charges and Fees.

7 "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and Class R shares. For the year ended October 31, 2005, administrative services fees for Class A and Class R shares were 0.15% and 0.20% respectively. The full 0.25% in administrative services fees is not reflected in "Other Expenses" at this time because the Fund does not currently sell its shares to intermediaries that charge the full amount permitted.

8 Gartmore Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.30% for all share classe until at least February 28, 2007. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative services fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be paid no more than five years after the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative services fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/ Reimbursements)" could increase to 0.80% for Class A shares and 1.05% for Class R shares before the Adviser would be required to further limit the Fund's expenses.

24 | GARTMORE INDEX SERIES

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------
Class A shares                 $  642    $   800    $   972    $  1,468
------------------------------------------------------------------------
Class B shares                 $  632    $   727    $   943    $  1,399
------------------------------------------------------------------------
Class C shares                 $  232    $   427    $   743    $  1,640
------------------------------------------------------------------------
Class R shares                 $   92    $   302    $   529    $  1,183
------------------------------------------------------------------------
Institutional Class shares     $   31    $   112    $   201    $    461
------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares*:

                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------
Class B shares                 $  132    $   427    $   743    $  1,399
------------------------------------------------------------------------
Class C shares                 $  132    $   427    $   743    $  1,640
------------------------------------------------------------------------

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R and Institutional Class shares do not change, whether or not you sell your shares.

The Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

                                                      GARTMORE INDEX SERIES | 25

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

MORE ABOUT INDEX FUNDS

None of the Funds attempts to buy or sell securities based on Fund management's economic, financial or market analysis, but instead employs a "passive" investment approach. This means that Fund management attempts to invest in a portfolio of assets whose performance is expected to match approximately the performance of the respective index before deduction of Fund expenses. A Fund will buy or sell securities only when Fund management believes it is necessary to do so in order to match the performance of the respective index. Accordingly, it is anticipated that the portfolio turnover and trading costs for each Fund (except Gartmore Bond Index Fund) may be lower than that of an "actively" managed fund. However, the Funds have operating and other expenses, while an index does not. Therefore, each Fund will tend to underperform its target index to some degree over time. It is not possible to invest directly in an index itself.

The Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows a Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Fund will invest in options, futures and other derivative instruments in the following circumstances:

o     purchases of Fund shares increase,

o     to provide liquidity for redemptions of Fund shares and

o     to keep trading costs low

In connection with the use of derivative instruments, a Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

Each of the Funds (except the Gartmore Bond Index Fund) may utilize a "full replication" strategy. However, when the subadviser believes it would be cost efficient or where an index includes a particularly high number of securities, a Fund may deviate from full replication and instead invests in a sampling of stocks in its relevant index using the subadviser's "optimization process". The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings, similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Fund may also purchase securities not included in the relevant index when the subadviser believes it is a cost-efficient way to approximate the performance of its relevant index. If a Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

OTHER INVESTMENTS

In addition to the investment strategies described below, the Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. government, its agencies or instrumentalities; highly rated bonds or comparable unrated bonds; commercial paper; bank obligations; and repurchase agreements. To the extent that a Fund invests in short-term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Funds do not invest in derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds. Each Fund may also invest in derivative securities as described above.

GARTMORE BOND INDEX FUND

The Lehman Aggregate Index is a market-weighted index comprised of approximately 6,500 dollar-denominated investment grade bonds with maturities greater than one year. Lehman Brothers selects bonds for the Lehman Aggregate Index based on its criteria for the Index and does not evaluate whether any particular bond is an attractive investment. Lehman Brothers may periodically update the Lehman Aggregate Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

The Gartmore Bond Index Fund may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. Accordingly, the Fund may have a higher portfolio turnover rate than the other Funds.

All debt obligations purchased are determined to be within the top four categories by a rating agency at the time of investment. Fund management monitors any subsequent rating downgrade of a security to consider what action, if any, should be taken. Downgraded securities are not required to be sold.

The Fund usually invests a substantial portion of its assets in mortgage-backed securities, which may be either pass-through securities or collateralized mortgage obligations.

The Fund may purchase securities on a when-issued basis, and it may also purchase or sell securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future, enabling the Fund to lock in a favorable yield and price.

26 | GARTMORE INDEX SERIES

The Fund may also enter into "dollar rolls", in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund's sale of one security and purchase of a similar security, the Fund will not receive principal and interest payments.

The Fund may also enter into standby commitment agreements in which the Fund is committed, for a certain period of time, to buy a stated amount of a fixed income security that may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether or not the security is issued.

GARTMORE INTERNATIONAL INDEX FUND

The MSCI EAFE Index is composed of equity securities of larger capitalization companies from various industries whose primary trading markets are in developed markets outside the United States. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The country weightings are based on each country's relative market capitalization.

Morgan Stanley Capital International Limited ("Morgan Stanley") chooses the stocks in the MSCI EAFE Index based on factors including market capitalization, trading activity and the overall mix of industries represented in the Index. The MSCI EAFE Index is generally considered to broadly represent the performance of international stocks. Morgan Stanley selects stocks for the MSCI EAFE Index based on criteria for the Index and does not evaluate whether any particular stock is an attractive investment.

Morgan Stanley may periodically update the MSCI EAFE Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

GARTMORE MID CAP MARKET INDEX FUND

The S&P 400 Index is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses and is generally considered to broadly represent the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400 Index is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Standard & Poor's selects the stocks in the S&P 400 Index based on its criteria for the Index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor's periodically updates the S&P 400 Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror those changes.

GARTMORE S&P 500 INDEX FUND

The S&P 500 Index is composed of approximately 500 common stocks selected by Standard & Poor's, most of which are listed on the New York Stock Exchange. The S&P 500 Index is generally considered to broadly represent the performance of publicly traded U.S. larger capitalization stocks, although a small part of the S&P 500 Index is made up of foreign companies that have a large U.S. presence. Standard & Poor's selects stocks for the S&P 500 Index based on its criteria for the Index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor's periodically updates the S&P 500 Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

GARTMORE SMALL CAP INDEX FUND

The Russell 2000 Index is composed of common stocks of small-cap U.S. companies; it includes the smallest 2,000 companies in the Russell 3000(R) Index, which measures the performance of the largest 3,000 U.S. companies, based on market capitalization. The Russell 2000 Index is generally considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000 Index based on its criteria for the Index and does not evaluate whether any particular stock is an attractive investment. The Frank Russell Company updates the Russell 2000 Index once annually, at which time there may be substantial changes in the composition of the Index (and consequently, significant turnover in the Fund). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the Index until the annual update.

                                                      GARTMORE INDEX SERIES | 27

ADDITIONAL RISKS APPLICABLE TO ALL FUNDS

DERIVATIVES RISK is the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways.

The Funds may invest in derivatives, primarily futures and options.

Derivatives investing involves several different risks, including the risks that:

o the other party in the derivatives contract may fail to fulfill its obligations;

o the use of derivatives may reduce liquidity and make a Fund harder to value, especially in declining markets;

o a Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and

o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

SECURITIES LENDING - Each of the Funds may lend securities, which involves the risk that the borrower may fail to return the securities in a timely manner or at all. Consequently, a Fund may lose money and there could be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Under certain circumstances, these events could trigger adverse tax consequences to a Fund.

BORROWING RISK - Each of the Funds may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund's return.

ADDITIONAL RISKS APPLICABLE TO GARTMORE BOND INDEX FUND

DOLLAR ROLLS RISK - is the risk that the market value of securities the Fund is committed to buy may decline below the price of the securities it has sold. These transactions involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

EVENT RISK - is the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the company's stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

MORTGAGE-BACKED SECURITIES - these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

FOREIGN GOVERNMENT DEBT SECURITIES RISK - involves the risk that a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put economic reforms required by the International Monetary Fund into place. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES - U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

o the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates

o     the Federal Home Loan Banks

o     the Federal National Mortgage Association ("FNMA")

o the Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC")

o     the Federal Farm Credit Banks

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed.

28 | GARTMORE INDEX SERIES

ADDITIONAL RISKS APPLICABLE TO GARTMORE BOND INDEX FUND AND GARTMORE INTERNATIONAL INDEX FUND

FOREIGN SECURITIES RISK - is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks as well:

o     political and economic instability,

o     the impact of currency exchange rate fluctuations,

o     reduced information about issuers,

o     higher transaction costs,

o     less stringent regulatory and accounting standards, and

o     delayed settlement.

Additional risks include that a foreign jurisdiction might impose or increase withholding taxes on income payable on foreign securities; possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

The Gartmore Bond Index Fund may invest in foreign securities to the extent that foreign securities are present in the Lehman Aggregate Index. The Lehman Aggregate Index may also include a portion of foreign securities. The Fund will invest only in U.S. dollar-denominated foreign securities.

ADDITIONAL RISKS APPLICABLE TO GARTMORE MID CAP MARKET INDEX FUND AND GARTMORE SMALL CAP INDEX FUND

MID-CAP AND SMALL-CAP RISK - Investments in mid-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent a Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

ADDITIONAL RISKS APPLICABLE TO ALL FUNDS EXCEPT GARTMORE BOND INDEX FUND

STOCK MARKET RISK - The Funds could lose value if the individual stocks in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

o     corporate earnings

o     production

o     management

o     sales, and

o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

TEMPORARY INVESTMENTS - Each of the Funds generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund's management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

o     short-term U.S. government securities

o certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks

o     prime quality commercial paper

o repurchase agreements covering any of the securities in which the Fund may invest directly, and

o shares of other investment companies that invest in securities in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary investments prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

The Funds currently post the top 10 portfolio holdings for each Fund's calendar quarter on the Trust's internet site at www.gartmorefunds.com. The top 10 holdings are available no earlier than 10 business days after the end of a Fund's calendar quarter and will remain available until a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' Statement of Additional Information ("SAI").

                                                      GARTMORE INDEX SERIES | 29

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust (the "Adviser"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for the Funds. The Adviser was organized in 1999 as an investment adviser for mutual funds.

The Adviser was organized in 1999 as an investment adviser for mutual funds. The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 11 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had approximately $84.7 billion in net assets under management as of December 31, 2005.

Each Fund pays the Adviser a management fee based on each Fund's average daily net assets. The total management fee paid, including the fee paid to the subadviser, by the Funds for the fiscal year ended October 31, 2005, expressed as a percentage of each Fund's average daily net assets and taking into account any applicable waivers, was as follows:

FUND                                                 ACTUAL MANAGEMENT FEE PAID
--------------------------------------------------------------------------------
Gartmore Bond Index Fund                                                  0.16%
--------------------------------------------------------------------------------
Gartmore International Index Fund                                         0.20%
--------------------------------------------------------------------------------
Gartmore Mid Cap Market Index Fund                                        0.16%
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund                                               0.08%
--------------------------------------------------------------------------------
Gartmore Small Cap Index Fund                                             0.13%

The total annual advisory fees (as a percentage of average daily net assets) that can be paid to the Adviser and Subadviser (as defined below) are as follows:

                                                       ADVISORY     SUBADVISORY
FUND                                        ASSETS          FEE          FEE(1)
--------------------------------------------------------------------------------
Gartmore Bond
Index Fund                   $0 up to $1.5 billion        0.22%           0.08%
--------------------------------------------------------------------------------
                     $1.5 billion up to $3 billion        0.21%           0.06%
--------------------------------------------------------------------------------
                               $3 billion and more        0.20%           0.05%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gartmore
International
Index Fund                   $0 up to $1.5 billion        0.27%           0.11%
--------------------------------------------------------------------------------
                     $1.5 billion up to $3 billion        0.26%          0.085%
--------------------------------------------------------------------------------
                               $3 billion and more        0.25%          0.075%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gartmore
Mid Cap Market
Index Fund                   $0 up to $1.5 billion        0.22%          0.075%
--------------------------------------------------------------------------------
                     $1.5 billion up to $3 billion        0.21%          0.060%
--------------------------------------------------------------------------------
                               $3 billion and more        0.20%          0.050%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gartmore
S&P 500
Index Fund                   $0 up to $1.5 billion        0.13%          0.020%
--------------------------------------------------------------------------------
                     $1.5 billion up to $3 billion        0.12%          0.015%
--------------------------------------------------------------------------------
                               $3 billion and more        0.11%         0.0125%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Gartmore
Small Cap
Index Fund                   $0 up to $1.5 billion        0.20%           0.07%
--------------------------------------------------------------------------------
                     $1.5 billion up to $3 billion        0.19%           0.06%
--------------------------------------------------------------------------------
                               $3 billion and more        0.18%           0.05%
--------------------------------------------------------------------------------

1 Effective May 1, 2006, breakpoints were implemented for each Fund as shown in this chart.

A discussion regarding the basis for the Board of Trusteesannual re-approval of the investment advisory and subadvisory agreements for the Funds is available in the Funds' semi-annual report to shareholders, which covers the period from November 1, 2004 to April 30, 2005.

MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with a non-affiliate subadviser with the approval of the Trustees but without shareholder approval. If a new non-affiliate subadviser is hired for

30 | GARTMORE INDEX SERIES
the Funds, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility enabling them to operate efficiently.

The Adviser performs the following oversight and evaluation services to the
Funds:

o     initial due diligence on prospective Fund subadvisers.

o monitoring subadviser performance, including ongoing analysis and periodic consultations.

o     communicating performance expectations and evaluations to the subadvisers.

o making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to recommend subadviser changes frequently, however the Adviser will periodically provide written reports to the Board of Trustees regarding its evaluation and monitoring. Although the Adviser will monitor the subadviser performance, there is no certainty that any subadviser or any of these Funds will obtain favorable results at any given time.

SUBADVISER

Subject to the supervision of the Adviser and the Board of Trustees, Fund Asset Management, L.P. ("FAM" or "Subadviser") P.O. Box 9011, Princeton, New Jersey 08543-9011, is the Funds' subadviser and manages each Fund's assets in accordance with its investment objective and strategies. FAM makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities.

FAM is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. FAM and its advisory afiliates had approximately $519 billion in investment company and other portfolio assets under management as of December 31, 2005. This amount includes assets managed for Merrill Lynch affiliates. The adviser pays FAM a subadvisory fee out of its management fee. The Adviser paid FAM an annual subadvisory fee for the fiscal year ended October 31, 2005, based on each Fund's average daily net assets, as follows:

FUND                                                      ASSETS           FEE
--------------------------------------------------------------------------------
Gartmore Bond Index Fund                                All assets        0.09%
--------------------------------------------------------------------------------
Gartmore International Index Fund                       All assets        0.12%
--------------------------------------------------------------------------------
Gartmore Mid Cap Market Index Fund                      All assets        0.09%
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund                             All assets        0.02%
--------------------------------------------------------------------------------
Gartmore Small Cap Index Fund                           All assets        0.07%

PORTFOLIO MANAGEMENT
GARTMORE BOND INDEX FUND

Jeffrey B. Hewson, Michael Wildstein and Roy Hansen are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Hewson has been a Director (Global Fixed Income) of FAM since 1998, a Vice President from 1989 to 1998 and a Portfolio Manager of FAM since 1985. Mr. Hewson has been responsible for the management of the Aggregate Bond Index Series' portfolio since April, 1997. Mr. Wildstein joined FAM/Merrill Lynch Investment Managers, L.P. ("FAM/MLIM") in 2001, and is currently a Portfolio Manager on the investment-grade credit team. Prior to assuming portfolio management responsibilities, Mr. Wildstein covered the Cable & Media, Telecom and Technology sectors as a Research Analyst. Prior to joining FAM/MLIM, Mr. Wildstein was the Senior Manager of finance at RCN Corporation, a telecommunication company from 1999 to 2001. Mr. Hansen has been with Merrill Lynch since 1998. He has worked on the Institutional and Retail Money Market desk as an Assistant Portfolio Manager and Treasury Note trader. Mr. Hansen is the Head Trader for the investment-grade corporate team and a Portfolio Manager for the Merrill Lynch Index Funds. Mr. Hansen coordinates and executes his team's corporate and preferred transactions in both the secondary and new issue markets.

GARTMORE INTERNATIONAL INDEX FUND, GARTMORE MID CAP MARKET INDEX FUND, GARTMORE S&P 500 INDEX FUND AND GARTMORE SMALL CAP INDEX FUND

Each Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the FAM's Quantitative Index Management Team. Ms. Jelilian is primarily responsible for the day-to-day management of each Fund's portfolio and the selection of each Fund's investments. Mr. Russo assists Ms. Jelilian with portfolio management and the selection of each Fund's investments. Ms. Jelilian has been a Director of MLIM since 1999, and has been a member of the Funds' management team since 2000. Ms. Jelilian has 13 years experience in investing and in managing index investments. Mr. Russo has been a Director of the MLIM since 2004, and was a Vice President thereof from 1999 to 2004. He has been a member of the Funds' management team since 2000. Mr. Russo has 10 years experience as a portfolio manager and trader.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

                                                      GARTMORE INDEX SERIES | 31

SECTION 4 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

--------------------------------------------------------------------------------
When selecting a share class, you should consider the following:

o     which share classes are available to you,

o     how long you expect to own your shares,

o     how much you intend to invest,

o     total costs and expenses associated with a particular share class, and

o     whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.
--------------------------------------------------------------------------------

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Institutional Service Class, Service Class, Local Fund and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class, Service Class, Local Fund and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

CLASSES AND CHARGES                POINTS TO CONSIDER

CLASS A SHARES

Front-end sales charge up to       A front-end sales charge means that a portion
5.75% of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales          Reduction and waivers of sales charges may
charge (CDSC)                        be available.

Annual service and/or 12b-1        Total annual operating expenses are lower
fee up to 0.25%                      than Class B and Class C charges which
Administrative services fee          means higher and/or NAV per share.
up to 0.25%

                                   No conversion feature.

                                   No maximum investment amount.
--------------------------------------------------------------------------------

CLASS B SHARES

CDSC up to 5.00%                   No front-end sales charge means your full
                                     investment immediately goes toward buying shares.
                                   No reduction of CDSC, but waivers may be
                                     available.

                                   The CDSC declines 1% in most years to zero
                                     after six years.

Annual service and/or 12b-1        Total annual operating expenses are higher
fee up to 1% No                      than Class A charges which means lower
administrative services fee          dividends and/or NAV per share.

                                   Automatic conversion to Class A shares
                                     after seven years, which means lower annual expenses in the future.

                                   Maximum investment amount of $100,000.
                                     Larger investments may be rejected.
--------------------------------------------------------------------------------

CLASS C SHARES

CDSC of 1%                         No front-end sales charge means your full
                                     investment immediately goes toward buying shares.
                                   No reduction of CDSC, but waivers may be
                                     available.

                                   The CDSC declines to zero after one year.

Annual service and/or  12b-1       Total annual operating expenses are higher
fee up to 1% No                      than Class A charges which means lower
administrative services fee          dividends and/or NAV per share.

                                   No conversion feature.

                                   Maximum investment amount of$1,000,000(1).
                                     Larger investments may be rejected.

1     This limit was calculated based on a one-year holding period.

32 | GARTMORE INDEX SERIES

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END SALES CHARGES FOR CLASS A SHARES

                         SALES CHARGE AS A PERCENTAGE OF
                         -------------------------------
                                                                         DEALER
                                                    NET AMOUNT    COMMISSION AS
AMOUNT OF                           OFFERING          INVESTED    PERCENTAGE OF
PURCHASE                               PRICE   (APPROXIMATELY)   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000                      5.75%             6.10%            5.00%
--------------------------------------------------------------------------------
$50,000 to $99,999                     4.75              4.99             4.00
--------------------------------------------------------------------------------
$100,000 to $249,999                   3.50              3.63             3.00
--------------------------------------------------------------------------------
$250,000 to $499,999                   2.50              2.56             2.00
--------------------------------------------------------------------------------
$500,000 to $999,999                   2.00              2.04             1.75
--------------------------------------------------------------------------------
$1 million or more                     None              None             None

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include accounts statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds.com/invest/salesinformation.

REDUCTION OF CLASS A SALES CHARGES

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A LARGER INVESTMENT. The sales charge decreases as the amount of your investment increases.

o RIGHTS OF ACCUMULATION. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the value of any Class A, Class D, Class B or Class C shares in all Gartmore Funds (except Gartmore Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.

o INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o SHARE REPURCHASE PRIVILEGE. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o LETTER OF INTENT DISCOUNT. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You can also combine your purchase of Class A shares with your purchase of Class D, Class B or Class C shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

--------------------------------------------------------------------------------
WAIVER OF CLASS A SALES CHARGES

Front-end sales charges on Class A shares are waived for the following purchasers:

o investors purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.

o directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.

o any investor who pays for shares with proceeds from sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead.

o     retirement plans.

o investment advisory clients of Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust and their affiliates.

o directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.
--------------------------------------------------------------------------------

                                                      GARTMORE INDEX SERIES | 33

--------------------------------------------------------------------------------
WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS B AND CLASS C SHARES

The CDSC is waived on:

o the sale of Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

o Class B shares which are qualifying redemptions of Class B shares under the Automatic Withdrawal Program.

o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.

o mandatory withdrawals from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts.

o sales of Class C shares from retirement plans offered by the Nationwide Trust Company.

For more complete information, see the SAI.
--------------------------------------------------------------------------------

CLASS B SHARES

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a CDSC (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                        7 YEARS
SALE WITHIN        1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  OR MORE
--------------------------------------------------------------------------------
Sales charge         5%       4%       3%       3%       2%       1%       0%

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have lower Fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For both Class B and Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges--Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

34 | GARTMORE INDEX SERIES

--------------------------------------------------------------------------------

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Fund(s) offer Class R, Institutional Service Class, Institutional Class, Service Class and Local Fund shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

o     the level of distribution and administrative services the plan requires,

o     the total expenses of the share class, and

o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

--------------------------------------------------------------------------------

INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;

o registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Fund(s) for providing services; or

o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o     funds of funds offered by the Distributor or other affiliates of the Fund;

o retirement plans for which no third-party administrator receives compensation from the Fund(s);

o institutional advisory accounts of Gartmore Mutual Fund Capital Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Fund Capital Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

o rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

o registered investment advisers investing on behalf of institutions and high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients; or

o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. (the "Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C, Class R, Service Class and Local Fund shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services through distribution and/or shareholder services fees. These fees are paid to the distributor and are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C, Class R, Service Class and Local Fund shares pay the Distributor annual amounts not exceeding the following:

CLASS                                     AS A % OF DAILY NET ASSETS
--------------------------------------------------------------------------------
Class A shares                            0.25% (distribution or service fee)
--------------------------------------------------------------------------------
Class B shares                            1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class C shares                            1.00% (0.25% service fee)
--------------------------------------------------------------------------------
Class R shares                            0.50% (0.25% of which may be either a
                                          distribution or service fee)
--------------------------------------------------------------------------------
Service Class shares                      0.15% (distribution or service fee)
--------------------------------------------------------------------------------
Local Fund shares                         0.07% (service fee)

ADMINISTRATIVE SERVICES FEES

In addition to 12b-1 fees, Class A, Class R, Service Class and Institutional Service Class shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust. These fees are paid by the Funds to

                                                      GARTMORE INDEX SERIES | 35
broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25% for Class A, Class R, Service Class and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of a Fund's Class A, Class R, Service Class and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser and/or its affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Funds or which include them as investment options for their respective customers.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o     the Funds' Distributor and other affiliates of the investment adviser,

o     broker-dealers,

o     financial institutions, and

o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the Adviser's selection of such broker-dealer for portfolio transaction execution.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 800-848-0920.

AUTOMATED VOICE RESPONSE Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

o     make transactions

o     hear fund price information

o     obtain mailing and wiring instructions

INTERNET Go to WWW.GARTMOREFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

o     download Fund prospectuses

o     obtain information on the Gartmore Funds

o     access your account information

o     request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

36 | GARTMORE INDEX SERIES

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' transfer agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's net asset value (NAV) to receive that day's NAV.

------------------------------------------------------------------------------------------------------------------------------------
HOW TO BUY SHARES                                                  HOW TO EXCHANGE* OR SELL** SHARES
BE SURE TO SPECIFY THE CLASS OF SHARES YOU WISH TO PURCHASE        UNCASHED OR UNDELIVERABLE CHECKS MAY BE REDEPOSITED AFTER SIX
EACH FUND MAY REJECT ANY ORDER TO BUY SHARES AND MAY SUSPEND       MONTHS IN THE FUND.
THE OFFERING OF SHARES AT ANY TIME.

                                                                    * EXCHANGE PRIVILEGES MAY BE AMENDED OR DISCONTINUED UPON 60-DAY
                                                                      WRITTEN NOTICE TO SHAREHOLDERS

                                                                   ** A MEDALLION SIGNATURE GUARANTEE MAY BE REQUIRED. SEE
                                                                      "MEDALLION SIGNATURE GUARANTEE" BELOW

------------------------------------------------------------------------------------------------------------------------------------
THROUGH AN AUTHORIZED INTERMEDIARY. The Funds' Distributor has     THROUGH AN AUTHORIZED INTERMEDIARY. The Funds' Distributor has
relationships with certain brokers and other financial             relationships with certain brokers and other financial
intermediaries who are authorized to accept purchase, exchange     intermediaries who are authorized to accept purchase, exchange
and redemption orders for the Funds. Your transaction is           and redemption orders for the Funds. Your transaction is
processed at the NAV next calculated after the Funds' agent or     processed at the NAV next calculated after the Funds' agent or
an authorized intermediary receives your order in proper form.     an authorized intermediary receives your order in proper form.
------------------------------------------------------------------------------------------------------------------------------------
BY MAIL. Complete an application and send with a check made        BY MAIL OR FAX. You may request an exchange or redemption by
payable to: Gartmore Funds. Payment must be made in U.S.           mailing or faxing a letter to Gartmore Funds. The letter must
dollars and drawn on a U.S. bank. THE FUNDS DO NOT ACCEPT CASH,    include your account numbers and the names of the Funds you wish
STARTER CHECKS, THIRD-PARTY CHECKS, TRAVELERS' CHECKS, CREDIT      to exchange from and to. The letter must be signed by all
CARD CHECKS OR MONEY ORDERS.                                       account owners. We reserve the right to request original
                                                                   documents for any faxed requests.

------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE. You will have automatic telephone privileges         BY TELEPHONE. You will have automatic telephone privileges
unless you decline this option on your application. The Funds      unless you decline this option on your application. The Funds
follow procedures to confirm that telephone instructions are       follow procedures to confirm that telephone instructions are
genuine and will not be liable for any loss, injury, damage or     genuine and will not be liable for any loss, injury, damage or
expense that results from executing such instructions. The         expense that results from executing such instructions. The Funds
Funds may revoke telephone privileges at any time, without         may revoke telephone privileges at any time, without notice to
notice to shareholders.                                            shareholders. For redemptions, shareholders who own shares in an
                                                                   IRA account should call 800-848-0920.

                                                                   ADDITIONAL INFORMATION FOR SELLING SHARES. The following types of accounts can use the voice-response system to sell shares:
                                                                   Individual, Joint, Transfer on Death, Trust and Uniform
                                                                   Gift/Transfer to Minors.

                                                                   A check made payable to the shareholder of record will be mailed to the address of record.

                                                                   The Funds may record telephone instructions to sell shares and may request sale instructions in writing, signed by all
                                                                   shareholders on the account.

------------------------------------------------------------------------------------------------------------------------------------
ON-LINE. Transactions may be made through the Gartmore Funds       ON-LINE. Transactions may be made through the Gartmore Funds
website. However, the Funds may discontinue on-line                website. However, the Funds may discontinue on-line transactions
transactions of Fund shares at any time.                           of Fund shares at any time.

------------------------------------------------------------------------------------------------------------------------------------
BY BANK WIRE. You may have your bank transmit funds by federal     BY BANK WIRE. The Funds can wire the proceeds of your sale
funds wire to the Funds' custodian bank. (The authorization        directly to your account at a commercial bank. A voided check
will be in effect unless you give the Fund written notice of       must be attached to your application. (The authorization will be
its termination.)                                                  in effect unless you give the Fund written notice of its
                                                                   termination.)
o     if you choose this method to open a new account, you must
      call our toll-free number before you wire your investment    o     your proceeds will be wired to your bank on the next
      and arrange to fax your completed application.                     business day after your order has been processed.

o     your bank may charge a fee to wire funds.                    o     Gartmore deducts a $20 service fee from the sale proceeds
                                                                         for this service.

                                                                   o     your financial institution may also charge a fee for
                                                                         receiving the wire.

                                                                   o     funds sent outside the U.S. may be subject to higher fees.

                                                                   BANK WIRE IS NOT AN OPTION FOR EXCHANGES.

------------------------------------------------------------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH). You can fund your Gartmore      BY AUTOMATED CLEARING HOUSE (ACH). Your redemption proceeds can
Funds account with proceeds from your bank via ACH on the          be sent to your bank via ACH on the second business day after
second business day after your purchase order has been             your order has been processed. A voided check must be attached
processed. A voided check must be attached to your application.    to your application. Money sent through ACH should reach your
Money sent through ACH typically reaches Gartmore Funds from       bank in two business days. There is no fee for this service.
your bank in two business days. There is no fee for this           (The authorization will be in effect unless you give the Fund
service. (The authorization will be in effect unless you give      written notice of its termination.)
the Fund written notice of its termination.)
                                                                   ACH IS NOT AN OPTION FOR EXCHANGES.

------------------------------------------------------------------------------------------------------------------------------------
RETIREMENT PLAN PARTICIPANTS should contact their retirement       RETIREMENT PLAN PARTICIPANTS should contact their retirement
plan administrator regarding transactions. Retirement plans or     plan administrator regarding transactions. Retirement plans or
their administrators wishing to conduct transactions should        their administrators wishing to conduct transactions should call
call our toll-free number. Eligible entities or individuals        our toll-free number. Eligible entities or individuals wishing
wishing to conduct transactions in Institutional Service Class     to conduct transactions in Institutional Service Class or
or Institutional Class shares should call our toll-free number.    Institutional Class shares should call our toll-free number.

                                                      GARTMORE INDEX SERIES | 37

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

o calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received by the Fund or its agent in good order, plus any applicable sales charge.

..The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund's NAV. The Valuation Procedures provide that a Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable, or deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual "fair valuation" in accordance with the Valuation Procedures. In addition, the Valuation Committee will "fair value" securities whose value is affected by a "significant event." Pursuant to the Valuation Procedures, any "fair valuation" decisions are subject to the review of the Board of Trustees.

A "significant event" is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund's NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals, and news relating to natural disasters affecting the issuer's operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund's NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on a Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

IN-KIND PURCHASES

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

--------------------------------------------------------------------------------
The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

o     New Year's Day

o     Martin Luther King, Jr. Day

o     Presidents' Day

o     Good Friday

o     Memorial Day

o     Independence Day

o     Labor Day

o     Thanksgiving Day

o     Christmas Day

o     Other days when the New York Stock Exchange is closed.
--------------------------------------------------------------------------------

38 | GARTMORE INDEX SERIES

MINIMUM INVESTMENTS

CLASS A, CLASS B AND CLASS C SHARES
To open an account                                            $2,000 (per Fund)
To open an IRA account                                        $1,000 (per Fund)
Additional investments                                          $100 (per Fund)
To start an Automatic Asset
Accumulation Plan                                                        $1,000
Additional Investments
(Automatic Asset Accumulation Plan)                                         $50
--------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
To open an account                                           $50,000 (per Fund)
Additional investments                                               No Minimum
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
To open an account                                        $1,000,000 (per Fund)
Additional investments                                               No Minimum
--------------------------------------------------------------------------------
SERVICE CLASS SHARES
To open an account                                           $25,000 (per Fund)
Additional investments                                               No Minimum
--------------------------------------------------------------------------------
Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

o     name;

o     date of birth (for individuals);

o residential or business street address (although post office boxes are still permitted for mailing); and

o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o if the value of your account falls below $2,000 ($1,000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o the Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o     both accounts have the same owner,

o your first purchase in the new fund meets its minimum investment requirement,

o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to Shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.

                                                      GARTMORE INDEX SERIES | 39

o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND

You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

AUTOMATIC WITHDRAWAL PROGRAM

You automatically may redeem shares in Class A, Class B and Class C in a minimum amount of $50 or more. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Transfer Agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC. If you own Class B shares, you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell, or in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings),

o     trading is restricted, or

o     an emergency exists (as determined by the Securities and Exchange
      Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

o     is engaged in excessive trading or

o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund's then-current net asset value until you give the Trust different instructions.

Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Fund's ability to make a redemption-in-kind, see the SAI.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

--------------------------------------------------------------------------------
MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of shares of the Funds in any of the following instances:

o     your account address has changed within the last 15 calendar days,

o the redemption check is made payable to anyone other than the registered shareholder,

o the proceeds are mailed to any address other than the address of record, or

o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.
--------------------------------------------------------------------------------

40 | GARTMORE INDEX SERIES

EXCESSIVE OR SHORT-TERM TRADING

The Gartmore Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

o     disrupt portfolio management strategies,

o     increase brokerage and other transaction costs, and

o     negatively affect fund performance.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. They also have sole discretion to:

o restrict purchases or exchanges that they or their agents believe constitute excessive trading.

o reject transactions that violate a Fund's excessive trading policies or its exchange limits

The Funds have also implemented redemption and exchange fees to discourage excessive trading and to help offset the expense of such trading.

In general:

o     an exchange equaling 1% or more of a Fund's NAV may be rejected and

o redemption and exchange fees are imposed on certain Gartmore Funds. These Gartmore Funds will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund. The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares.

FAIR VALUATION

The Funds have fair value pricing procedures in place as described above in
Section 4, Investing with Gartmore: Buying Shares--Share Price.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

                                                      GARTMORE INDEX SERIES | 41

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

o     shares sold or exchanged under regularly scheduled withdrawal plans.

o     shares purchased through reinvested dividends or capital gains.

o shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

o shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts.

o shares sold or exchanged from retirement accounts within 30 calendar days of an automatic payroll deduction.

o shares sold or exchanged by any "Fund of Funds" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 calendar days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

o     broker wrap fee and other fee-based programs;

o omnibus accounts where there is no capability to impose an exchange fee on underlying customers' accounts; and

o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the Fund with the exchange for less than the minimum holding period listed below:

                                                                        MINIMUM
                                                    EXCHANGE/    HOLDING PERIOD
FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
--------------------------------------------------------------------------------
Gartmore China Opportunities Fund                  2.00%              90
--------------------------------------------------------------------------------
Gartmore Emerging Markets Fund                     2.00%              90
--------------------------------------------------------------------------------
Gartmore Global Financial Services Fund            2.00%              90
--------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund               2.00%              90
--------------------------------------------------------------------------------
Gartmore Global Natural Resources Fund             2.00%              90
--------------------------------------------------------------------------------
Gartmore Global Technology and
   Communications Fund                             2.00%              90
--------------------------------------------------------------------------------
Gartmore Global Utilities Fund                     2.00%              90
--------------------------------------------------------------------------------
Gartmore International Growth Fund                 2.00%              90
--------------------------------------------------------------------------------
Gartmore Micro Cap Equity Fund                     2.00%              90
--------------------------------------------------------------------------------
Gartmore Mid Cap Growth Fund                       2.00%              90
--------------------------------------------------------------------------------
Gartmore Mid Cap Growth Leaders Fund               2.00%              90
--------------------------------------------------------------------------------
Gartmore Small Cap Fund                            2.00%              90
--------------------------------------------------------------------------------
Gartmore Small Cap Leaders Fund                    2.00%              90
--------------------------------------------------------------------------------
Gartmore U.S. Growth Leaders Long-Short Fund       2.00%              90
--------------------------------------------------------------------------------
Gartmore Value Opportunities Fund                  2.00%              90
--------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund                    2.00%              90
--------------------------------------------------------------------------------
Gartmore Growth Fund                               2.00%              30
--------------------------------------------------------------------------------
Gartmore Large Cap Value Fund                      2.00%              30
--------------------------------------------------------------------------------
Gartmore Nationwide Fund                           2.00%              30
--------------------------------------------------------------------------------
Gartmore Nationwide Leaders Fund                   2.00%              30
--------------------------------------------------------------------------------
Gartmore U.S. Growth Leaders Fund                  2.00%              30
--------------------------------------------------------------------------------
Gartmore Bond Fund                                 2.00%               7
--------------------------------------------------------------------------------
Gartmore Bond Index Fund                           2.00%               7
--------------------------------------------------------------------------------
Gartmore Convertible Fund                          2.00%               7
--------------------------------------------------------------------------------
Gartmore Government Bond Fund                      2.00%               7
--------------------------------------------------------------------------------
Gartmore High Yield Bond Fund                      2.00%               7
--------------------------------------------------------------------------------
Gartmore International Index Fund                  2.00%               7
--------------------------------------------------------------------------------
Gartmore Mid Cap Market Index Fund                 2.00%               7
--------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund                        2.00%               7
--------------------------------------------------------------------------------
Gartmore Short Duration Bond Fund                  2.00%               7
--------------------------------------------------------------------------------
Gartmore Small Cap Index Fund                      2.00%               7
--------------------------------------------------------------------------------
Gartmore Tax-Free Income Fund                      2.00%               7

42 | GARTMORE INDEX SERIES

SECTION 5 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS

The Fund(s) intend to distribute income dividends to you quarterly. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund's then-current net asset value until you give the Trust different instructions.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.

o distributions of net long-term capital gains are taxable to you as long-term capital gains.

o for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.

o for corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.

o distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

                                                      GARTMORE INDEX SERIES | 43

SECTION 6 GARTMORE BOND INDEX FUND FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003, 2004 and 2005 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                               --------------------------------------
                                                       INVESTMENT ACTIVITIES
                                               --------------------------------------
                                                                    NET
                                                               REALIZED
                                                                    AND
                                   NET ASSET          NET    UNREALIZED
                                      VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                   BEGINNING       INCOME   (LOSSES) ON   INVESTMENT
                                   OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
-------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001          $ 10.08         0.57          0.93         1.50
Year Ended October 31, 2002          $ 10.93         0.47          0.05         0.52
Year Ended October 31, 2003          $ 10.96         0.34          0.09         0.43
Year Ended October 31, 2004          $ 10.98         0.36          0.17         0.53
Year Ended October 31, 2005          $ 11.13         0.41         (0.34)        0.07
-------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2001(d)     $ 10.75         0.02          0.18         0.20
Year Ended October 31, 2002          $ 10.93         0.41          0.05         0.46
Year Ended October 31, 2003          $ 10.96         0.29          0.07         0.36
Year Ended October 31, 2004          $ 10.98         0.30          0.17         0.47
Year Ended October 31, 2005          $ 11.13         0.33         (0.33)       (0.00)
-------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001          $ 10.09         0.63          0.91         1.54
Year Ended October 31, 2002          $ 10.92         0.52          0.05         0.57
Year Ended October 31, 2003          $ 10.95         0.39          0.09         0.48
Year Ended October 31, 2004          $ 10.98         0.41          0.17         0.58
Year Ended October 31, 2005          $ 11.13         0.45         (0.34)        0.11
-------------------------------------------------------------------------------------

                                   ---------------------------------------
                                               DISTRIBUTIONS
                                   ---------------------------------------
                                                                            NET ASSET
                                          NET         NET                      VALUE,
                                   INVESTMENT    REALIZED           TOTAL      END OF        TOTAL
                                       INCOME       GAINS   DISTRIBUTIONS      PERIOD   RETURN (a)
------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001             (0.57)      (0.08)          (0.65)    $ 10.93        15.28%
Year Ended October 31, 2002             (0.48)      (0.01)          (0.49)    $ 10.96         5.01%
Year Ended October 31, 2003             (0.40)      (0.01)          (0.41)    $ 10.98         3.96%
Year Ended October 31, 2004             (0.38)         --           (0.38)    $ 11.13         4.94%
Year Ended October 31, 2005             (0.42)      (0.01)          (0.43)    $ 10.77         0.56%
------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2001(d)        (0.02)         --           (0.02)    $ 10.93         1.85%(e)
Year Ended October 31, 2002             (0.42)      (0.01)          (0.43)    $ 10.96         4.38%
Year Ended October 31, 2003             (0.33)      (0.01)          (0.34)    $ 10.98         3.34%
Year Ended October 31, 2004             (0.32)         --           (0.32)    $ 11.13         4.32%
Year Ended October 31, 2005             (0.35)      (0.01)          (0.36)    $ 10.77        (0.04%)
------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001             (0.63)      (0.08)          (0.71)    $ 10.92        15.71%
Year Ended October 31, 2002             (0.53)      (0.01)          (0.54)    $ 10.95         5.46%
Year Ended October 31, 2003             (0.44)      (0.01)          (0.45)    $ 10.98         4.47%
Year Ended October 31, 2004             (0.43)         --           (0.43)    $ 11.13         5.36%
Year Ended October 31, 2005             (0.46)      (0.01)          (0.47)    $ 10.77         0.97%
------------------------------------------------------------------------------------------------------

                                     ---------------------------------------------------------------------------------------------
                                                                         RATIO/SUPPLEMENTAL DATA
                                     ---------------------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                                                      INVESTMENT
                                                                                       RATIO OF           INCOME
                                                                   RATIO OF NET        EXPENSES           (LOSS)
                                                                     INVESTMENT       (PRIOR TO        (PRIOR TO
                                     NET ASSETS       RATIO OF           INCOME      REIMBURSE-       REIMBURSE-
                                         AT END       EXPENSES        (LOSS) TO       MENTS) TO        MENTS) TO
                                      OF PERIOD     TO AVERAGE      AVERAGE NET     AVERAGE NET      AVERAGE NET        PORTFOLIO
                                         (000s)     NET ASSETS           ASSETS      ASSETS (b)       ASSETS (b)     TURNOVER (c)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001          $    9,693           0.81%            5.04%           1.12%            4.73%          150.27%
Year Ended October 31, 2002          $   38,447           0.72%            4.29%           0.84%            4.17%          124.75%
Year Ended October 31, 2003          $   42,292           0.71%            3.07%           0.82%            2.96%          139.66%
Year Ended October 31, 2004          $   40,757           0.71%            3.25%           0.77%            3.19%          151.56%
Year Ended October 31, 2005          $   42,126           0.71%            3.74%           0.77%            3.69%          153.31%
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2001(d)     $       10           1.41%(f)         3.05%(f)        1.63%(f)         2.83%(f)       150.27%
Year Ended October 31, 2002          $       28           1.33%            3.69%           1.44%            3.58%          124.75%
Year Ended October 31, 2003          $      256           1.31%            2.10%           1.41%            2.00%          139.66%
Year Ended October 31, 2004          $      457           1.31%            2.70%           1.37%            2.65%          151.56%
Year Ended October 31, 2005          $      218           1.31%            3.18%           1.37%            3.09%          153.31%
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001          $   45,750           0.31%            5.51%           1.10%            4.72%          150.27%
Year Ended October 31, 2002          $  185,141           0.31%            4.67%           0.45%            4.53%          124.75%
Year Ended October 31, 2003          $  481,326           0.31%            3.34%           0.42%            3.23%          139.66%
Year Ended October 31, 2004          $  952,042           0.31%            3.69%           0.37%            3.63%          151.56%
Year Ended October 31, 2005          $1,470,683           0.31%            4.14%           0.37%            4.09%          153.31%
----------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.

(e)   Not annualized.

(f)   Annualized.

44 | GARTMORE INDEX SERIES

SECTION 6 GARTMORE INTERNATIONAL INDEX FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                --------------------------------------
                                                        INVESTMENT ACTIVITIES
                                                --------------------------------------
                                                                     NET
                                                                REALIZED
                                                                     AND
                                    NET ASSET          NET    UNREALIZED
                                       VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                    BEGINNING       INCOME   (LOSSES) ON   INVESTMENT
                                    OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
--------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001            $ 8.65         0.08         (2.28)       (2.20)
Year Ended October 31, 2002            $ 6.37         0.08         (1.06)       (0.98)
Year Ended October 31, 2003            $ 5.31         0.09          1.25         1.34
Year Ended October 31, 2004            $ 6.55         0.10          1.07         1.17
Year Ended October 31, 2005            $ 7.63         0.16          1.18         1.34
--------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001            $ 8.62         0.04         (2.30)       (2.26)
Year Ended October 31, 2002            $ 6.32         0.03         (1.04)       (1.01)
Year Ended October 31, 2003            $ 5.26         0.06          1.24         1.30
Year Ended October 31, 2004            $ 6.48         0.06          1.05         1.11
Year Ended October 31, 2005            $ 7.54         0.08          1.19         1.27
--------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (d)      $ 8.27         0.09          0.19         0.28
--------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001            $ 8.66         0.10         (2.29)       (2.19)
Year Ended October 31, 2002            $ 6.37         0.09         (1.04)       (0.95)
Year Ended October 31, 2003            $ 5.32         0.11          1.25         1.36
Year Ended October 31, 2004            $ 6.56         0.12          1.08         1.20
Year Ended October 31, 2005            $ 7.64         0.18          1.19         1.37
--------------------------------------------------------------------------------------

                                     ----------------------------------------
                                                  DISTRIBUTIONS
                                     ----------------------------------------
                                                                                NET ASSET
                                            NET         NET                        VALUE,
                                     INVESTMENT    REALIZED            TOTAL       END OF         TOTAL
                                         INCOME       GAINS    DISTRIBUTIONS       PERIOD    RETURN (a)
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001               (0.08)         --            (0.08)      $ 6.37        (25.44%)
Year Ended October 31, 2002               (0.08)         --            (0.08)      $ 5.31        (15.65%)
Year Ended October 31, 2003               (0.10)         --            (0.10)      $ 6.55         25.51%
Year Ended October 31, 2004               (0.09)         --(g)         (0.09)      $ 7.63         18.01%
Year Ended October 31, 2005               (0.20)      (0.08)           (0.28)      $ 8.69         17.83%
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001               (0.04)         --            (0.04)      $ 6.32        (26.17%)
Year Ended October 31, 2002               (0.05)         --            (0.05)      $ 5.26        (16.12%)
Year Ended October 31, 2003               (0.08)         --            (0.08)      $ 6.48         24.88%
Year Ended October 31, 2004               (0.05)         --(g)         (0.05)      $ 7.54         17.21%
Year Ended October 31, 2005               (0.16)      (0.08)           (0.24)      $ 8.57         17.17%
-----------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (d)         (0.11)         --            (0.11)      $ 8.44          3.63%(e)
-----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001               (0.10)         --            (0.10)      $ 6.37        (25.28%)
Year Ended October 31, 2002               (0.10)         --            (0.10)      $ 5.32        (15.20%)
Year Ended October 31, 2003               (0.12)         --            (0.12)      $ 6.56         25.90%
Year Ended October 31, 2004               (0.12)         --(g)         (0.12)      $ 7.64         18.43%
Year Ended October 31, 2005               (0.23)      (0.08)           (0.31)      $ 8.70         18.26%
-----------------------------------------------------------------------------------------------------------

                                       --------------------------------------------------------------------------------------------
                                                                         RATIO/SUPPLEMENTAL DATA
                                       --------------------------------------------------------------------------------------------
                                                                                                     RATIO OF NET
                                                                                                       INVESTMENT
                                                                                        RATIO OF           INCOME
                                                                   RATIO OF NET         EXPENSES           (LOSS)
                                                                     INVESTMENT        (PRIOR TO        (PRIOR TO
                                       NET ASSETS      RATIO OF          INCOME       REIMBURSE-       REIMBURSE-
                                           AT END      EXPENSES       (LOSS) TO        MENTS) TO        MENTS) TO
                                        OF PERIOD    TO AVERAGE     AVERAGE NET      AVERAGE NET      AVERAGE NET        PORTFOLIO
                                           (000S)    NET ASSETS          ASSETS       ASSETS (b)       ASSETS (b)     TURNOVER (c)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001           $   10,877           0.86%           1.17%            3.97%          (1.94%)           30.18%
Year Ended October 31, 2002           $   12,549           0.79%           1.15%            0.96%           0.98%            32.45%
Year Ended October 31, 2003           $   16,404           0.75%           1.71%            0.88%           1.58%             7.71%
Year Ended October 31, 2004           $   34,183           0.76%           1.57%            0.82%           1.51%             7.62%
Year Ended October 31, 2005           $   40,565           0.76%           1.81%            0.83%           1.75%            12.24%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001           $       59           1.46%           0.42%            7.41%           (5.53%)          30.18%
Year Ended October 31, 2002           $       80           1.39%           0.64%            1.72%            0.31%           32.45%
Year Ended October 31, 2003           $      105           1.36%           1.03%            1.48%            0.90%            7.71%
Year Ended October 31, 2004           $      159           1.36%           0.98%            1.42%            0.92%            7.62%
Year Ended October 31, 2005           $      396           1.36%           1.14%            1.43%            1.07%           12.24%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2005 (d)     $      152           1.36%(f)        1.57%(f)         1.43%(f)         1.50%(f)        12.24%
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001           $   32,422           0.36%           1.42%            2.60%           (0.82%)          30.18%
Year Ended October 31, 2002           $  119,502           0.36%           1.66%            0.56%            1.46%           32.45%
Year Ended October 31, 2003           $  359,705           0.36%           1.99%            0.48%            1.87%            7.71%
Year Ended October 31, 2004           $  855,050           0.36%           1.99%            0.42%            1.93%            7.62%
Year Ended October 31, 2005           $1,320,858           0.36%           2.17%            0.43%            2.10%           12.24%
-----------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from February 14, 2005 (commencement of operations) through October 31, 2005.

(e)   Not annualized.

(f)   Annualized.

(g)   The amount is less than $0.005.

                                                      GARTMORE INDEX SERIES | 45

SECTION 6 GARTMORE MID CAP MARKET INDEX FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                 --------------------------------------
                                                         INVESTMENT ACTIVITIES
                                                 --------------------------------------
                                                                      NET
                                                                 REALIZED
                                                                      AND
                                     NET ASSET          NET    UNREALIZED
                                        VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                     BEGINNING       INCOME   (LOSSES) ON   INVESTMENT
                                     OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
---------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001             $11.77         0.07         (1.50)       (1.43)
Year Ended October 31, 2002             $ 9.79         0.04         (0.59)       (0.55)
Year Ended October 31, 2003             $ 9.19         0.04          2.68         2.72
Year Ended October 31, 2004             $11.87         0.05          1.13         1.18
Year Ended October 31, 2005             $12.89         0.12          2.04         2.16
---------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2001(d)        $11.62           --         (1.83)       (1.83)
Year Ended October 31, 2002             $ 9.74        (0.01)        (0.58)       (0.59)
Year Ended October 31, 2003             $ 9.13        (0.02)         2.66         2.64
Year Ended October 31, 2004             $11.77        (0.02)         1.12         1.10
Year Ended October 31, 2005             $12.75         0.03          2.01         2.04
---------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003(e)        $11.43           --          0.33         0.33
Year Ended October 31, 2004             $11.76        (0.02)         1.12         1.10
Year Ended October 31, 2005             $12.74         0.02          2.01         2.03
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001             $11.80         0.10         (1.49)       (1.39)
Year Ended October 31, 2002             $ 9.84         0.08         (0.58)       (0.50)
Year Ended October 31, 2003             $ 9.25         0.08          2.70         2.78
Year Ended October 31, 2004             $11.95         0.11          1.13         1.24
Year Ended October 31, 2005             $12.96         0.17          2.06         2.23
---------------------------------------------------------------------------------------

                                     --------------------------------------
                                                 DISTRIBUTIONS
                                     --------------------------------------
                                                                             NET ASSET
                                            NET        NET                      VALUE,
                                     INVESTMENT   REALIZED           TOTAL      END OF        TOTAL
                                         INCOME      GAINS   DISTRIBUTIONS      PERIOD   RETURN (a)
--------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001               (0.08)     (0.47)          (0.55)     $ 9.79       (12.57%)
Year Ended October 31, 2002               (0.05)        --           (0.05)     $ 9.19        (5.67%)
Year Ended October 31, 2003               (0.04)        --           (0.04)     $11.87        29.72%
Year Ended October 31, 2004               (0.04)     (0.12)          (0.16)     $12.89        10.07%
Year Ended October 31, 2005               (0.11)     (0.26)          (0.37)     $14.68        16.94%
--------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2001(d)             --      (0.05)          (0.05)     $ 9.74       (16.05%)(f)
Year Ended October 31, 2002               (0.02)        --           (0.02)     $ 9.13        (6.13%)
Year Ended October 31, 2003                  --         --              --      $11.77        28.96%
Year Ended October 31, 2004                  --      (0.12)          (0.12)     $12.75         9.44%
Year Ended October 31, 2005               (0.03)     (0.26)          (0.29)     $14.50        16.15%
--------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003(e)             --         --              --      $11.76         2.89%(f)
Year Ended October 31, 2004                  --      (0.12)          (0.12)     $12.74         9.48%
Year Ended October 31, 2005               (0.05)     (0.26)          (0.31)     $14.46        16.13%
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001               (0.10)     (0.47)          (0.57)     $ 9.84       (12.17%)
Year Ended October 31, 2002               (0.09)        --           (0.09)     $ 9.25        (5.19%)
Year Ended October 31, 2003               (0.08)        --           (0.08)     $11.95        30.21%
Year Ended October 31, 2004               (0.11)     (0.12)          (0.23)     $12.96        10.47%
Year Ended October 31, 2005               (0.16)     (0.26)          (0.42)     $14.77        17.41%
--------------------------------------------------------------------------------------------------------

                                     -----------------------------------------------------------------------------------------------
                                                                        RATIO/SUPPLEMENTAL DATA
                                     -----------------------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                                                      INVESTMENT
                                                                                      RATIO OF            INCOME
                                                                 RATIO OF NET         EXPENSES            (LOSS)
                                                                   INVESTMENT        (PRIOR TO         (PRIOR TO
                                     NET ASSETS    RATIO OF            INCOME       REIMBURSE-        REIMBURSE-
                                         AT END    EXPENSES         (LOSS) TO        MENTS) TO         MENTS) TO
                                      OF PERIOD  TO AVERAGE       AVERAGE NET      AVERAGE NET       AVERAGE NET          PORTFOLIO
                                         (000s)  NET ASSETS            ASSETS       ASSETS (b)        ASSETS (b)       TURNOVER (c)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001            $  9,028        0.81%             0.56%            1.27%             0.10%            119.76%
Year Ended October 31, 2002            $ 19,002        0.73%             0.42%            0.83%             0.32%             15.82%
Year Ended October 31, 2003            $ 38,693        0.71%             0.48%            0.82%             0.37%              8.26%
Year Ended October 31, 2004            $ 65,059        0.70%             0.50%            0.77%             0.44%             15.75%
Year Ended October 31, 2005            $150,305        0.70%             0.90%            0.77%             0.84%             18.44%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2001(d)       $      6        1.41%(g)         (0.38%)(g)        3.66%(g)         (2.63%)(g)        119.76%
Year Ended October 31, 2002            $     86        1.32%            (0.16%)           1.44%            (0.28%)            15.82%
Year Ended October 31, 2003            $    295        1.31%            (0.13%)           1.42%            (0.25%)             8.26%
Year Ended October 31, 2004            $    657        1.31%            (0.10%)           1.37%            (0.17%)            15.75%
Year Ended October 31, 2005            $    884        1.31%             0.27%            1.38%             0.21%             18.44%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003(e)       $     21        1.31%(g)          0.16%(g)         1.71%(g)         (0.24%)(g)          8.26%
Year Ended October 31, 2004            $     26        1.31%            (0.10%)           1.38%            (0.17%)            15.75%
Year Ended October 31, 2005            $    225        1.31%             0.28%            1.39%             0.21%             18.44%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001            $ 26,719        0.31%             1.08%            1.00%             0.39%            119.76%
Year Ended October 31, 2002            $ 84,128        0.31%             0.84%            0.44%             0.71%             15.82%
Year Ended October 31, 2003            $247,960        0.31%             0.87%            0.42%             0.76%              8.26%
Year Ended October 31, 2004            $530,191        0.31%             0.89%            0.37%             0.83%             15.75%
Year Ended October 31, 2005            $857,475        0.31%             1.27%            0.38%             1.21%             18.44%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.

(e) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

(f)   Not annualized.

(g)   Annualized.

46 |  GARTMORE INDEX SERIES

SECTION 6 GARTMORE S&P 500 INDEX FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                 --------------------------------------
                                                         INVESTMENT ACTIVITIES
                                                 --------------------------------------
                                                                      NET
                                                                 REALIZED
                                                                      AND
                                     NET ASSET          NET    UNREALIZED
                                        VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                     BEGINNING       INCOME   (LOSSES) ON   INVESTMENT
                                     OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
---------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001             $12.46         0.06         (3.17)       (3.11)
Year Ended October 31, 2002             $ 9.12         0.09         (1.50)       (1.41)
Year Ended October 31, 2003             $ 7.62         0.10          1.41         1.51
Year Ended October 31, 2004             $ 9.04         0.11          0.70         0.81
Year Ended October 31, 2005             $ 9.74         0.15          0.64         0.79
---------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001             $12.42         0.01         (3.16)       (3.15)
Year Ended October 31, 2002             $ 9.09         0.03         (1.50)       (1.47)
Year Ended October 31, 2003             $ 7.59         0.04          1.41         1.45
Year Ended October 31, 2004             $ 9.00         0.05          0.69         0.74
Year Ended October 31, 2005             $ 9.70         0.09          0.63         0.72
---------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003(d)        $ 8.83           --          0.18         0.18
Year Ended October 31, 2004             $ 9.01         0.05          0.67         0.72
Year Ended October 31, 2005             $ 9.67         0.08          0.64         0.72
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001             $12.49         0.11         (3.17)       (3.06)
Year Ended October 31, 2002             $ 9.15         0.11         (1.51)       (1.40)
Year Ended October 31, 2003             $ 7.64         0.11          1.43         1.54
Year Ended October 31, 2004             $ 9.07         0.13          0.70         0.83
Year Ended October 31, 2005             $ 9.77         0.19          0.64         0.83
---------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001             $12.45         0.07         (3.17)       (3.10)
Year Ended October 31, 2002             $ 9.11         0.08         (1.50)       (1.42)
Year Ended October 31, 2003             $ 7.61         0.09          1.41         1.50
Year Ended October 31, 2004             $ 9.03         0.11          0.69         0.80
Year Ended October 31, 2005             $ 9.73         0.16          0.62         0.78
---------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Year Ended October 31, 2001             $12.48         0.08         (3.17)       (3.09)
Year Ended October 31, 2002             $ 9.14         0.09         (1.50)       (1.41)
Year Ended October 31, 2003             $ 7.64         0.10          1.42         1.52
Year Ended October 31, 2004             $ 9.07         0.12          0.69         0.81
Year Ended October 31, 2005             $ 9.77         0.18          0.62         0.80
---------------------------------------------------------------------------------------
LOCAL FUND SHARES
Year Ended October 31, 2001             $12.48         0.07         (3.14)       (3.07)
Year Ended October 31, 2002             $ 9.17         0.11         (1.52)       (1.41)
Year Ended October 31, 2003             $ 7.66         0.12          1.42         1.54
Year Ended October 31, 2004             $ 9.09         0.14          0.69         0.83
Year Ended October 31, 2005             $ 9.79         0.20          0.63         0.83
---------------------------------------------------------------------------------------

                                     --------------------------------------
                                                 DISTRIBUTIONS
                                     --------------------------------------
                                                                             NET ASSET
                                            NET        NET                      VALUE,
                                     INVESTMENT   REALIZED           TOTAL      END OF        TOTAL
                                         INCOME      GAINS   DISTRIBUTIONS      PERIOD   RETURN (a)
-------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001               (0.06)     (0.17)          (0.23)     $ 9.12       (25.24%)
Year Ended October 31, 2002               (0.09)        --           (0.09)     $ 7.62       (15.62%)
Year Ended October 31, 2003               (0.09)        --           (0.09)     $ 9.04        20.03%
Year Ended October 31, 2004               (0.11)        --           (0.11)     $ 9.74         8.99%
Year Ended October 31, 2005               (0.17)        --           (0.17)     $10.36         8.11%
-------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001               (0.01)     (0.17)          (0.18)     $ 9.09       (25.65%)
Year Ended October 31, 2002               (0.03)        --           (0.03)     $ 7.59       (16.24%)
Year Ended October 31, 2003               (0.04)        --           (0.04)     $ 9.00        19.14%
Year Ended October 31, 2004               (0.04)        --           (0.04)     $ 9.70         8.23%
Year Ended October 31, 2005               (0.09)        --           (0.09)     $10.33         7.45%
-------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003(d)             --         --              --      $ 9.01         2.04%(e)
Year Ended October 31, 2004               (0.06)        --           (0.06)     $ 9.67         8.06%
Year Ended October 31, 2005               (0.11)        --           (0.11)     $10.28         7.44%
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001               (0.11)     (0.17)          (0.28)     $ 9.15       (24.84%)
Year Ended October 31, 2002               (0.11)        --           (0.11)     $ 7.64       (15.44%)
Year Ended October 31, 2003               (0.11)        --           (0.11)     $ 9.07        20.39%
Year Ended October 31, 2004               (0.13)        --           (0.13)     $ 9.77         8.86%
Year Ended October 31, 2005               (0.19)        --           (0.19)     $10.41         8.55%
-------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001               (0.07)     (0.17)          (0.24)     $ 9.11       (25.22%)
Year Ended October 31, 2002               (0.08)        --           (0.08)     $ 7.61       (15.73%)
Year Ended October 31, 2003               (0.08)        --           (0.08)     $ 9.03        19.89%
Year Ended October 31, 2004               (0.10)        --           (0.10)     $ 9.73         9.24%
Year Ended October 31, 2005               (0.15)        --           (0.15)     $10.36         8.06%
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Year Ended October 31, 2001               (0.08)     (0.17)          (0.25)     $ 9.14       (25.04%)
Year Ended October 31, 2002               (0.09)        --           (0.09)     $ 7.64       (15.56%)
Year Ended October 31, 2003               (0.09)        --           (0.09)     $ 9.07        20.11%
Year Ended October 31, 2004               (0.11)        --           (0.11)     $ 9.77         9.14%
Year Ended October 31, 2005               (0.17)        --           (0.17)     $10.40         8.29%
-------------------------------------------------------------------------------------------------------
LOCAL FUND SHARES
Year Ended October 31, 2001               (0.07)     (0.17)          (0.24)     $ 9.17       (24.91%)
Year Ended October 31, 2002               (0.10)        --           (0.10)     $ 7.66       (15.47%)
Year Ended October 31, 2003               (0.11)        --           (0.11)     $ 9.09        20.26%
Year Ended October 31, 2004               (0.13)        --           (0.13)     $ 9.79         8.85%
Year Ended October 31, 2005               (0.19)        --           (0.19)     $10.43         8.45%
-------------------------------------------------------------------------------------------------------

                                     -----------------------------------------------------------------------------------------------
                                                                        RATIO/SUPPLEMENTAL DATA
                                     -----------------------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                                                      INVESTMENT
                                                                                      RATIO OF            INCOME
                                                                 RATIO OF NET         EXPENSES            (LOSS)
                                                                   INVESTMENT        (PRIOR TO         (PRIOR TO
                                     NET ASSETS    RATIO OF            INCOME       REIMBURSE-        REIMBURSE-
                                         AT END    EXPENSES         (LOSS) TO        MENTS) TO         MENTS) TO
                                      OF PERIOD  TO AVERAGE       AVERAGE NET      AVERAGE NET       AVERAGE NET          PORTFOLIO
                                         (000S)  NET ASSETS            ASSETS       ASSETS (b)        ASSETS (b)       TURNOVER (c)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001          $    3,237        0.63%             0.70%            1.03%              0.30%             1.85%
Year Ended October 31, 2002          $    3,942        0.52%             1.06%            0.61%              0.97%             3.06%
Year Ended October 31, 2003          $    5,795        0.48%             1.28%            0.56%              1.21%             1.30%
Year Ended October 31, 2004          $    7,822        0.50%             1.18%            0.54%              1.13%             1.71%
Year Ended October 31, 2005          $   24,805        0.50%             1.49%            0.56%              1.43%             5.28%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Year Ended October 31, 2001          $    1,879        1.23%             0.11%            2.21%              (0.87%)           1.85%
Year Ended October 31, 2002          $    2,423        1.23%             0.35%            1.39%              0.19%             3.06%
Year Ended October 31, 2003          $    3,713        1.23%             0.54%            1.30%              0.47%             1.30%
Year Ended October 31, 2004          $    4,820        1.23%             0.45%            1.27%              0.41%             1.71%
Year Ended October 31, 2005          $    5,707        1.23%             0.90%            1.28%              0.86%             5.28%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003(d)     $       10        1.23%(f)          0.48%(f)         1.23%(f)           0.48%(f)          1.30%
Year Ended October 31, 2004          $      250        1.23%             0.46%            1.27%              0.42%             1.71%
Year Ended October 31, 2005          $      831        1.23%             0.71%            1.28%              0.65%             5.28%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001          $  107,955        0.23%             1.10%            0.29%              1.04%             1.85%
Year Ended October 31, 2002          $  235,333        0.23%             1.37%            0.33%              1.27%             3.06%
Year Ended October 31, 2003          $  620,598        0.23%             1.52%            0.30%              1.45%             1.30%
Year Ended October 31, 2004          $1,247,061        0.23%             1.45%            0.27%              1.41%             1.71%
Year Ended October 31, 2005          $2,007,290        0.23%             1.86%            0.28%              1.81%             5.28%
------------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Year Ended October 31, 2001          $  233,943        0.63%             0.70%            0.69%              0.64%             1.85%
Year Ended October 31, 2002          $  266,515        0.63%             0.94%            0.72%              0.85%             3.06%
Year Ended October 31, 2003          $  413,554        0.63%             1.14%            0.70%              1.06%             1.30%
Year Ended October 31, 2004          $  523,127        0.63%             1.05%            0.67%              1.01%             1.71%
Year Ended October 31, 2005          $  578,102        0.63%             1.51%            0.67%              1.47%             5.28%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Year Ended October 31, 2001          $   35,097        0.48%             0.84%            0.54%              0.78%             1.85%
Year Ended October 31, 2002          $   41,498        0.48%             1.09%            0.57%              1.00%             3.06%
Year Ended October 31, 2003          $   55,197        0.48%             1.29%            0.55%              1.21%             1.30%
Year Ended October 31, 2004          $   69,569        0.48%             1.21%            0.52%              1.16%             1.71%
Year Ended October 31, 2005          $   69,996        0.48%             1.68%            0.52%              1.63%             5.28%
------------------------------------------------------------------------------------------------------------------------------------
LOCAL FUND SHARES
Year Ended October 31, 2001          $       96        0.35%             0.94%            0.37%              0.92%             1.85%
Year Ended October 31, 2002          $       81        0.31%             1.25%            0.39%              1.17%             3.06%
Year Ended October 31, 2003          $       97        0.30%             1.47%            0.37%              1.40%             1.30%
Year Ended October 31, 2004          $      106        0.30%             1.38%            0.34%              1.34%             1.71%
Year Ended October 31, 2005          $      115        0.30%             1.85%            0.35%              1.80%             5.28%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

(e)   Not annualized.

(f)   Annualized.

                                                      GARTMORE INDEX SERIES | 47

SECTION 6 GARTMORE SMALL CAP INDEX FUND FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                 --------------------------------------
                                                         INVESTMENT ACTIVITIES
                                                 --------------------------------------
                                                                      NET
                                                                 REALIZED
                                                                      AND
                                     NET ASSET          NET    UNREALIZED
                                        VALUE,   INVESTMENT         GAINS   TOTAL FROM
                                     BEGINNING       INCOME   (LOSSES) ON   INVESTMENT
                                     OF PERIOD       (LOSS)   INVESTMENTS   ACTIVITIES
---------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001             $ 9.67         0.07         (1.32)       (1.25)
Year Ended October 31, 2002             $ 8.34         0.05         (1.07)       (1.02)
Year Ended October 31, 2003             $ 7.27         0.05          2.98         3.03
Year Ended October 31, 2004             $10.25         0.06          1.06         1.12
Year Ended October 31, 2005             $11.15         0.10          1.20         1.30
---------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2002(d)        $ 8.84         0.03         (1.59)       (1.56)
Year Ended October 31, 2003             $ 7.25           --          2.97         2.97
Year Ended October 31, 2004             $10.21        (0.01)         1.05         1.04
Year Ended October 31, 2005             $11.08         0.03          1.19         1.22
---------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003(e)        $ 9.91           --          0.29         0.29
Year Ended October 31, 2004             $10.20           --          1.06         1.06
Year Ended October 31, 2005             $11.08         0.03          1.19         1.22
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001             $ 9.70         0.11         (1.32)       (1.21)
Year Ended October 31, 2002             $ 8.38         0.08         (1.06)       (0.98)
Year Ended October 31, 2003             $ 7.32         0.08          3.00         3.08
Year Ended October 31, 2004             $10.32         0.10          1.09         1.19
Year Ended October 31, 2005             $11.24         0.15          1.21         1.36
---------------------------------------------------------------------------------------

                                     --------------------------------------
                                                 DISTRIBUTIONS
                                     --------------------------------------
                                                                             NET ASSET
                                            NET        NET                      VALUE,
                                     INVESTMENT   REALIZED           TOTAL      END OF        TOTAL
                                         INCOME      GAINS   DISTRIBUTIONS      PERIOD   RETURN (a)
--------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001               (0.08)        --           (0.08)     $ 8.34       (12.95%)
Year Ended October 31, 2002               (0.05)        --           (0.05)     $ 7.27       (12.29%)
Year Ended October 31, 2003               (0.05)        --           (0.05)     $10.25        41.89%
Year Ended October 31, 2004               (0.05)     (0.17)          (0.22)     $11.15        11.08%
Year Ended October 31, 2005               (0.10)     (0.45)          (0.55)     $11.90        11.67%
--------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2002(d)          (0.03)        --           (0.03)     $ 7.25       (17.68%)(f)
Year Ended October 31, 2003               (0.01)        --           (0.01)     $10.21        40.98%
Year Ended October 31, 2004                  --      (0.17)          (0.17)     $11.08        10.28%
Year Ended October 31, 2005               (0.03)     (0.45)          (0.48)     $11.82        10.98%
--------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003(e)             --         --              --      $10.20        2.93%(f)
Year Ended October 31, 2004               (0.01)     (0.17)          (0.18)     $11.08       10.48%
Year Ended October 31, 2005               (0.05)     (0.45)          (0.50)     $11.80       10.99%
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001               (0.11)        --           (0.11)     $ 8.38       (12.54%)
Year Ended October 31, 2002               (0.08)        --           (0.08)     $ 7.32       (11.80%)
Year Ended October 31, 2003               (0.08)        --           (0.08)     $10.32        42.49%
Year Ended October 31, 2004               (0.10)     (0.17)          (0.27)     $11.24        11.51%
Year Ended October 31, 2005               (0.15)     (0.45)          (0.60)     $12.00        12.11%
--------------------------------------------------------------------------------------------------------

                                     -----------------------------------------------------------------------------------------------
                                                                        RATIO/SUPPLEMENTAL DATA
                                     -----------------------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                                                      INVESTMENT
                                                                                      RATIO OF            INCOME
                                                                 RATIO OF NET         EXPENSES            (LOSS)
                                                                   INVESTMENT        (PRIOR TO         (PRIOR TO
                                     NET ASSETS    RATIO OF            INCOME       REIMBURSE-        REIMBURSE-
                                         AT END    EXPENSES         (LOSS) TO        MENTS) TO         MENTS) TO
                                      OF PERIOD  TO AVERAGE       AVERAGE NET      AVERAGE NET       AVERAGE NET          PORTFOLIO
                                         (000S)  NET ASSETS            ASSETS       ASSETS (b)        ASSETS (b)       TURNOVER (c)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Year Ended October 31, 2001            $  4,098        0.79%             0.75%            1.64%             (0.10%)           50.19%
Year Ended October 31, 2002            $ 11,079        0.71%             0.71%            0.97%              0.45%            34.77%
Year Ended October 31, 2003            $ 42,343        0.69%             0.61%            0.83%              0.47%            25.63%
Year Ended October 31, 2004            $ 62,688        0.69%             0.56%            0.77%              0.48%            24.10%
Year Ended October 31, 2005            $ 65,751        0.69%             0.90%            0.77%              0.82%            24.14%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period Ended October 31, 2002(d)       $     89        1.29%(g)          0.15%(g)         1.55%(g)          (0.11%)(g)        34.77%
Year Ended October 31, 2003            $    249        1.29%             0.04%            1.44%             (0.11%)           25.63%
Year Ended October 31, 2004            $    424        1.29%            (0.04%)           1.37%             (0.12%)           24.10%
Year Ended October 31, 2005            $    444        1.29%             0.28%            1.37%              0.21%            24.14%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period Ended October 31, 2003(e)       $     21        1.29%(g)          0.07%(g)         1.38%(g)          (0.02%)(g)        25.63%
Year Ended October 31, 2004            $     39        1.29%            (0.04%)           1.37%             (0.12%)           24.10%
Year Ended October 31, 2005            $    200        1.29%             0.23%            1.37%              0.16%            24.14%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Year Ended October 31, 2001            $ 11,366        0.29%             1.30%            1.94%             (0.35%)           50.19%
Year Ended October 31, 2002            $ 33,247        0.29%             1.14%            0.58%              0.85%            34.77%
Year Ended October 31, 2003            $ 99,904        0.29%             1.04%            0.44%              0.89%            25.63%
Year Ended October 31, 2004            $210,322        0.29%             0.97%            0.37%              0.88%            24.10%
Year Ended October 31, 2005            $348,509        0.29%             1.28%            0.37%              1.21%            24.14%
------------------------------------------------------------------------------------------------------------------------------------

(a)   Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.

(e) For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

(f)   Not annualized.

(g)   Annualized.

48 | GARTMORE INDEX SERIES

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this Prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)

o     Semi-Annual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

BY OVERNIGHT MAIL:

Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:

800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC

o     on the SEC's EDGAR database via the Internet at www.sec.gov,

o     by electronic request publicinfo@sec.gov,

o in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090.), or

o by mail by sending your request to Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

                 (C) 2006 Gartmore Global Investments, Inc. All rights reserved.

                                                                     PR-IDX 5/06